UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

(Exact name of registrant as specified in charter)

1111 Polaris Parkway

Columbus, Ohio 43240

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of September 31, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2012.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 1.1%
282,000	AH Mortgage Servicer Advance Revolving Trust 1, Series SART-1, Class A2, 3.370%, 05/10/43 (e)	282,000
	American Credit Acceptance Receivables Trust,
14,878	Series 2012-1, Class A1, 1.960%, 01/15/14 (e)	14,879
80,000	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	80,120
37,284	AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A2, 0.840%, 11/10/14	37,323
100,000	Bank of America Auto Trust, Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	100,824
31,328	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.587%, 04/25/36	27,396
13,111	CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	13,139
180,028	Centex Home Equity, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	183,164
	CNH Equipment Trust,
82,714	Series 2011-A, Class A3, 1.200%, 05/16/16	83,194
80,000	Series 2011-A, Class A4, 2.040%, 10/17/16	82,407
	Countrywide Asset-Backed Certificates,
1,056	Series 2004-1, Class 3A, VAR, 0.776%, 04/25/34	1,002
120,000	Series 2004-1, Class M1, VAR, 0.966%, 03/25/34	107,978
53,715	Series 2004-1, Class M2, VAR, 1.042%, 03/25/34	49,725
18,297	Countrywide Home Equity Loan Trust, Series 2004-K, Class 2A, VAR, 0.521%, 02/15/34	12,242
89,878	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	92,133
36,718	Honda Auto Receivables Owner Trust, Series 2009-2, Class A4, 4.430%, 07/15/15	36,785
90,216	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.566%, 07/25/34 (e)	88,882
	Long Beach Mortgage Loan Trust,
187,314	Series 2003-4, Class M1, VAR, 1.236%, 08/25/33	168,518
190,000	Series 2004-1, Class M1, VAR, 0.966%, 02/25/34	160,876
87,512	Series 2004-1, Class M2, VAR, 1.042%, 02/25/34	81,694
27,268	Series 2006-WL2, Class 2A3, VAR, 0.416%, 01/25/36	22,441
125,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.667%, 03/25/35	103,580
155,301	Park Place Securities, Inc., Series 2004-MCW1, Class M1, VAR, 0.842%, 10/25/34	151,776
9,928	RASC Trust, Series 2003-KS9, Class A2B, VAR, 0.857%, 11/25/33	7,148
174,952	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	175,320
24,699	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	24,827
89,007	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	90,045

	Total Asset-Backed Securities (Cost $2,360,163)	2,279,418

Collateralized Mortgage Obligations — 37.9%
	Agency CMO — 27.7%
197,396	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	224,152
	Federal Home Loan Mortgage Corp. REMICS,
5,060	Series 11, Class D, 9.500%, 07/15/19	5,374
5,143	Series 22, Class C, 9.500%, 04/15/20	5,585
882	Series 47, Class F, 10.000%, 06/15/20	1,016
769	Series 99, Class Z, 9.500%, 01/15/21	854
1,122	Series 1065, Class J, 9.000%, 04/15/21	1,349
113,509	Series 1113, Class J, 8.500%, 06/15/21	125,241
6,750	Series 1250, Class J, 7.000%, 05/15/22	8,040
12,353	Series 1316, Class Z, 8.000%, 06/15/22	14,250
20,647	Series 1324, Class Z, 7.000%, 07/15/22	23,542
88,948	Series 1343, Class LA, 8.000%, 08/15/22	106,299
18,310	Series 1343, Class LB, 7.500%, 08/15/22	21,914
13,222	Series 1394, Class ID, IF, 9.566%, 10/15/22	16,684
12,026	Series 1395, Class G, 6.000%, 10/15/22	13,414
8,972	Series 1505, Class Q, 7.000%, 05/15/23	10,325
16,631	Series 1518, Class G, IF, 8.799%, 05/15/23	20,006
16,687	Series 1541, Class O, VAR, 0.940%, 07/15/23	17,100
367,114	Series 1577, Class PV, 6.500%, 09/15/23	385,261
325,844	Series 1584, Class L, 6.500%, 09/15/23	367,199
4,115	Series 1596, Class D, 6.500%, 10/15/13	4,206
2,030	Series 1607, Class SA, HB, IF, 20.768%, 10/15/13	2,178

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
8,950	Series 1609, Class LG, IF, 16.792%, 11/15/23	10,580
339,944	Series 1633, Class Z, 6.500%, 12/15/23	357,670
379,955	Series 1638, Class H, 6.500%, 12/15/23	430,328
2,387	Series 1671, Class QC, IF, 10.000%, 02/15/24	3,711
67,206	Series 1694, Class PK, 6.500%, 03/15/24	71,168
11,969	Series 1700, Class GA, PO, 02/15/24	11,268
43,238	Series 1798, Class F, 5.000%, 05/15/23	47,050
87,686	Series 1863, Class Z, 6.500%, 07/15/26	98,994
4,026	Series 1865, Class D, PO, 02/15/24	3,023
31,165	Series 1981, Class Z, 6.000%, 05/15/27	34,193
40,715	Series 1987, Class PE, 7.500%, 09/15/27	48,086
152,514	Series 1999, Class PU, 7.000%, 10/15/27	177,498
528	Series 2025, Class PE, 6.300%, 01/15/13	530
230,366	Series 2031, Class PG, 7.000%, 02/15/28 (m)	269,379
9,899	Series 2033, Class SN, HB, IF, 26.518%, 03/15/24	8,455
230,233	Series 2035, Class PC, 6.950%, 03/15/28	268,464
16,566	Series 2038, Class PN, IO, 7.000%, 03/15/28	3,917
51,225	Series 2054, Class PV, 7.500%, 05/15/28	60,389
3,021	Series 2055, Class OE, 6.500%, 05/15/13	3,021
257,095	Series 2057, Class PE, 6.750%, 05/15/28	296,423
74,148	Series 2064, Class TE, 7.000%, 06/15/28	86,745
57,212	Series 2075, Class PH, 6.500%, 08/15/28	65,611
206,833	Series 2095, Class PE, 6.000%, 11/15/28	233,712
9,367	Series 2102, Class TU, 6.000%, 12/15/13	9,594
20,533	Series 2115, Class PE, 6.000%, 01/15/14	21,032
12,339	Series 2132, Class SB, HB, IF, 29.551%, 03/15/29	24,342
21,823	Series 2134, Class PI, IO, 6.500%, 03/15/19	3,122
1,361	Series 2135, Class UK, IO, 6.500%, 03/15/14	47
89,445	Series 2178, Class PB, 7.000%, 08/15/29	104,242
132,028	Series 2182, Class ZB, 8.000%, 09/15/29	155,770
22,965	Series 2247, Class Z, 7.500%, 08/15/30	27,238
291,559	Series 2259, Class ZC, 7.350%, 10/15/30	343,938
3,961	Series 2261, Class ZY, 7.500%, 10/15/30	4,681
91,750	Series 2283, Class K, 6.500%, 12/15/23	102,949
11,426	Series 2306, Class K, PO, 05/15/24	9,931
27,422	Series 2306, Class SE, IF, IO, 8.860%, 05/15/24	5,804
34,705	Series 2325, Class PM, 7.000%, 06/15/31	38,016
193,866	Series 2344, Class ZD, 6.500%, 08/15/31	213,396
36,328	Series 2344, Class ZJ, 6.500%, 08/15/31	40,063
19,013	Series 2345, Class NE, 6.500%, 08/15/31	19,737
120,350	Series 2345, Class PQ, 6.500%, 08/15/16	123,890
42,403	Series 2355, Class BP, 6.000%, 09/15/16	45,055
131,228	Series 2359, Class ZB, 8.500%, 06/15/31	154,908
275,132	Series 2367, Class ME, 6.500%, 10/15/31	298,869
30,977	Series 2390, Class DO, PO, 12/15/31	27,041
66,296	Series 2391, Class QR, 5.500%, 12/15/16	70,338
59,307	Series 2394, Class MC, 6.000%, 12/15/16	63,216
47,070	Series 2410, Class OE, 6.375%, 02/15/32	51,707
52,846	Series 2410, Class QS, IF, 18.926%, 02/15/32	70,200
47,235	Series 2410, Class QX, IF, IO, 8.429%, 02/15/32	12,482
45,140	Series 2412, Class SP, IF, 15.658%, 02/15/32	62,120
94,628	Series 2423, Class MC, 7.000%, 03/15/32	111,723
161,625	Series 2423, Class MT, 7.000%, 03/15/32	181,262
227,841	Series 2435, Class CJ, 6.500%, 04/15/32	263,070
65,223	Series 2444, Class ES, IF, IO, 7.729%, 03/15/32	13,022
43,482	Series 2450, Class SW, IF, IO, 7.779%, 03/15/32	8,735
153,510	Series 2455, Class GK, 6.500%, 05/15/32	177,477
98,288	Series 2484, Class LZ, 6.500%, 07/15/32	113,536
499,722	Series 2500, Class MC, 6.000%, 09/15/32	560,471
30,215	Series 2503, Class BH, 5.500%, 09/15/17	32,407
26,014	Series 2515, Class DE, 4.000%, 03/15/32	26,362
267,160	Series 2527, Class BP, 5.000%, 11/15/17	285,561
151,976	Series 2535, Class BK, 5.500%, 12/15/22	168,452
4,896,649	Series 2543, Class YX, 6.000%, 12/15/32 (m)	5,552,903
327,130	Series 2544, Class HC, 6.000%, 12/15/32	370,259
500,000	Series 2575, Class ME, 6.000%, 02/15/33	574,736
2,223,237	Series 2578, Class PG, 5.000%, 02/15/18	2,381,801
44,117	Series 2586, Class WI, IO, 6.500%, 03/15/33	9,012
5,382	Series 2597, Class DS, IF, IO, 7.329%, 02/15/33	172
5,622	Series 2599, Class DS, IF, IO, 6.779%, 02/15/33	133
6,424	Series 2610, Class DS, IF, IO, 6.879%, 03/15/33	158
163,486	Series 2626, Class NS, IF, IO, 6.329%, 06/15/23	12,096

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
105,810	Series 2638, Class DS, IF, 8.379%, 07/15/23	116,861
205,707	Series 2647, Class A, 3.250%, 04/15/32	215,404
1,106,338	Series 2651, Class VZ, 4.500%, 07/15/18	1,172,471
2,094,521	Series 2656, Class BG, 5.000%, 10/15/32	2,234,380
350,610	Series 2682, Class LC, 4.500%, 07/15/32	367,929
22,958	Series 2682, Class YS, IF, 8.654%, 10/15/33	23,139
6,006	Series 2705, Class SC, IF, 8.669%, 11/15/33	6,040
9,168	Series 2705, Class SD, IF, 8.716%, 11/15/33	9,221
63,839	Series 2727, Class BS, IF, 8.744%, 01/15/34	64,224
41,775	Series 2755, Class SA, IF, 13.759%, 05/15/30	45,047
37,156	Series 2780, Class JG, 4.500%, 04/15/19	38,055
625,000	Series 2827, Class DG, 4.500%, 07/15/19	676,332
26,199	Series 2989, Class PO, PO, 06/15/23	25,421
300,000	Series 3047, Class OD, 5.500%, 10/15/35	373,132
345,624	Series 3085, Class VS, HB, IF, 27.837%, 12/15/35	569,103
102,686	Series 3117, Class EO, PO, 02/15/36	97,559
104,388	Series 3260, Class CS, IF, IO, 5.919%, 01/15/37	15,761
364,075	Series 3385, Class SN, IF, IO, 5.779%, 11/15/37	40,684
311,424	Series 3387, Class SA, IF, IO, 6.199%, 11/15/37	46,509
383,597	Series 3451, Class SA, IF, IO, 5.829%, 05/15/38	50,594
703,062	Series 3455, Class SE, IF, IO, 5.979%, 06/15/38	119,854
679,322	Series 3688, Class NI, IO, 5.000%, 04/15/32	81,789
258,392	Series 3759, Class HI, IO, 4.000%, 08/15/37	21,098
441,411	Series 3772, Class IO, IO, 3.500%, 09/15/24	28,666
	Federal Home Loan Mortgage Corp. STRIPS,
305,004	Series 233, Class 11, IO, 5.000%, 09/15/35	41,508
458,989	Series 239, Class S30, IF, IO, 7.479%, 08/15/36	62,262
498,500	Series 262, Class 35, 3.500%, 07/15/42	522,392
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
20,482	Series T-41, Class 3A, VAR, 6.924%, 07/25/32	23,762
130,339	Series T-54, Class 2A, 6.500%, 02/25/43	155,365
60,306	Series T-54, Class 3A, 7.000%, 02/25/43	72,554
240,846	Series T-56, Class APO, PO, 05/25/43	219,205
35,448	Series T-58, Class APO, PO, 09/25/43	33,935
	Federal National Mortgage Association REMIC Trust,
69,205	Series 1999-W1, Class PO, PO, 02/25/29	61,592
318,230	Series 1999-W4, Class A9, 6.250%, 02/25/29	363,567
567,573	Series 2002-W7, Class A4, 6.000%, 06/25/29	639,344
458,661	Series 2003-W1, Class 1A1, VAR, 6.215%, 12/25/42	528,667
59,965	Series 2003-W1, Class 2A, VAR, 6.994%, 12/25/42	70,748
	Federal National Mortgage Association REMICS,
8,920	Series 1988-16, Class B, 9.500%, 06/25/18	9,985
5,160	Series 1989-83, Class H, 8.500%, 11/25/19	5,866
1,216	Series 1990-1, Class D, 8.800%, 01/25/20	1,390
7,074	Series 1990-10, Class L, 8.500%, 02/25/20	8,058
899	Series 1990-93, Class G, 5.500%, 08/25/20	990
26	Series 1990-140, Class K, HB, 652.145%, 12/25/20	448
1,917	Series 1990-143, Class J, 8.750%, 12/25/20	2,258
22,833	Series 1992-101, Class J, 7.500%, 06/25/22	24,243
15,233	Series 1992-143, Class MA, 5.500%, 09/25/22	16,740
44,860	Series 1993-146, Class E, PO, 05/25/23	38,912
104,907	Series 1993-155, Class PJ, 7.000%, 09/25/23	122,524
3,347	Series 1993-165, Class SD, IF, 12.536%, 09/25/23	4,282
16,687	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	20,104
146,957	Series 1993-203, Class PL, 6.500%, 10/25/23	166,300
14,377	Series 1993-205, Class H, PO, 09/25/23	13,390
845,216	Series 1993-223, Class PZ, 6.500%, 12/25/23	945,236
139,453	Series 1993-225, Class UB, 6.500%, 12/25/23	153,061
4,056	Series 1993-230, Class FA, VAR, 0.819%, 12/25/23	4,099

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
244,741	Series 1993-250, Class Z, 7.000%, 12/25/23	256,188
6,738	Series 1993-257, Class C, PO, 06/25/23	6,711
351,514	Series 1994-37, Class L, 6.500%, 03/25/24	405,902
3,064,938	Series 1994-72, Class K, 6.000%, 04/25/24	3,416,504
28,721	Series 1995-2, Class Z, 8.500%, 01/25/25	33,298
83,206	Series 1995-19, Class Z, 6.500%, 11/25/23	99,599
6,767	Series 1996-59, Class J, 6.500%, 08/25/22	7,525
2,732	Series 1996-59, Class K, 6.500%, 07/25/23	2,735
215,908	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	9,243
23,314	Series 1997-39, Class PD, 7.500%, 05/20/27	27,435
51,734	Series 1997-46, Class PL, 6.000%, 07/18/27	57,902
130,892	Series 1997-61, Class ZC, 7.000%, 02/25/23	149,312
33,846	Series 1998-36, Class ZB, 6.000%, 07/18/28	37,606
49,899	Series 1998-43, Class SA, IF, IO, 19.523%, 04/25/23	22,586
73,630	Series 1998-46, Class GZ, 6.500%, 08/18/28	84,468
147,264	Series 1998-58, Class PC, 6.500%, 10/25/28	169,049
317,807	Series 1999-39, Class JH, IO, 6.500%, 08/25/29	68,181
9,095	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	2,339
119,043	Series 2001-4, Class PC, 7.000%, 03/25/21	130,235
104,547	Series 2001-30, Class PM, 7.000%, 07/25/31	122,986
431,641	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	89,973
166,840	Series 2001-36, Class DE, 7.000%, 08/25/31	196,462
19,720	Series 2001-44, Class PD, 7.000%, 09/25/31	23,189
46,216	Series 2001-52, Class XN, 6.500%, 11/25/15	48,945
271,987	Series 2001-61, Class Z, 7.000%, 11/25/31	320,135
71,311	Series 2001-69, Class PG, 6.000%, 12/25/16	75,786
51,961	Series 2001-71, Class QE, 6.000%, 12/25/16	55,246
41,077	Series 2002-1, Class HC, 6.500%, 02/25/22	46,036
11,856	Series 2002-1, Class SA, HB, IF, 24.484%, 02/25/32	20,037
82,248	Series 2002-2, Class UC, 6.000%, 02/25/17	87,837
86,719	Series 2002-3, Class OG, 6.000%, 02/25/17	92,198
301,863	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	18,650
273,189	Series 2002-15, Class PO, PO, 04/25/32	234,163
131,224	Series 2002-28, Class PK, 6.500%, 05/25/32	151,410
462,385	Series 2002-62, Class ZE, 5.500%, 11/25/17	495,540
286,356	Series 2002-68, Class SH, IF, IO, 7.780%, 10/18/32	52,613
32,496	Series 2002-77, Class S, IF, 14.086%, 12/25/32	41,639
1,878	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	24
331,110	Series 2002-94, Class BK, 5.500%, 01/25/18	353,176
308,094	Series 2003-7, Class A1, 6.500%, 12/25/42	359,989
293,000	Series 2003-22, Class UD, 4.000%, 04/25/33	325,515
114,209	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	24,647
100,000	Series 2003-47, Class PE, 5.750%, 06/25/33	114,034
25,765	Series 2003-64, Class SX, IF, 13.174%, 07/25/33	31,763
52,341	Series 2003-66, Class PA, 3.500%, 02/25/33	54,481
371,009	Series 2003-68, Class LC, 3.000%, 07/25/22	373,875
41,411	Series 2003-68, Class QP, 3.000%, 07/25/22	41,731
87,252	Series 2003-71, Class DS, IF, 7.159%, 08/25/33	91,558
235,418	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	17,425
174,585	Series 2003-80, Class SY, IF, IO, 7.433%, 06/25/23	20,597
2,933,055	Series 2003-81, Class MC, 5.000%, 12/25/32	3,093,575
537,048	Series 2003-82, Class VB, 5.500%, 08/25/33	581,762
43,382	Series 2003-91, Class SD, IF, 12.139%, 09/25/33	52,680
328,282	Series 2003-116, Class SB, IF, IO, 7.383%, 11/25/33	71,579
2,204,080	Series 2003-128, Class DY, 4.500%, 01/25/24	2,385,972

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
37,907	Series 2003-130, Class SX, IF, 11.195%, 01/25/34	44,128
59,011	Series 2003-132, Class OA, PO, 08/25/33	56,984
1,763,923	Series 2004-2, Class OE, 5.000%, 05/25/23	1,867,878
153,930	Series 2004-4, Class QM, IF, 13.767%, 06/25/33	195,540
91,202	Series 2004-10, Class SC, HB, IF, 27.734%, 02/25/34	139,702
22,670	Series 2004-21, Class CO, PO, 04/25/34	22,358
19,140	Series 2004-22, Class A, 4.000%, 04/25/19	19,221
201,614	Series 2004-36, Class SA, IF, 18.930%, 05/25/34	315,735
144,577	Series 2004-46, Class SK, IF, 15.905%, 05/25/34	188,776
26,172	Series 2004-51, Class SY, IF, 13.807%, 07/25/34	34,011
112,703	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	132,378
1,025,171	Series 2004-75, Class VK, 4.500%, 09/25/22	1,070,051
147,857	Series 2004-76, Class CL, 4.000%, 10/25/19	155,883
5,785	Series 2004-92, Class JO, PO, 12/25/34	5,678
297,655	Series 2005-45, Class DC, HB, IF, 23.516%, 06/25/35	455,109
82,490	Series 2005-52, Class PA, 6.500%, 06/25/35	89,471
633,860	Series 2005-68, Class BC, 5.250%, 06/25/35	700,585
376,951	Series 2005-84, Class XM, 5.750%, 10/25/35	426,176
700,000	Series 2005-110, Class MN, 5.500%, 06/25/35	781,613
113,226	Series 2006-22, Class AO, PO, 04/25/36	105,175
67,204	Series 2006-46, Class SW, HB, IF, 23.405%, 06/25/36	102,286
170,657	Series 2006-59, Class QO, PO, 01/25/33	168,714
210,726	Series 2006-110, Class PO, PO, 11/25/36	203,516
383,843	Series 2006-117, Class GS, IF, IO, 6.433%, 12/25/36	60,599
194,550	Series 2007-7, Class SG, IF, IO, 6.284%, 08/25/36	38,770
675,496	Series 2007-53, Class SH, IF, IO, 5.884%, 06/25/37	103,742
371,714	Series 2007-88, Class VI, IF, IO, 6.324%, 09/25/37	73,400
485,844	Series 2007-100, Class SM, IF, IO, 6.234%, 10/25/37	77,865
486,042	Series 2008-1, Class BI, IF, IO, 5.694%, 02/25/38	64,540
175,386	Series 2008-16, Class IS, IF, IO, 5.983%, 03/25/38	26,092
200,809	Series 2008-46, Class HI, IO, VAR, 5.421%, 06/25/38	12,346
172,395	Series 2008-53, Class CI, IF, IO, 6.983%, 07/25/38	29,441
459,508	Series 2009-112, Class ST, IF, IO, 6.033%, 01/25/40	60,563
257,691	Series 2010-35, Class SB, IF, IO, 6.203%, 04/25/40	35,788
3,170	Series G92-42, Class Z, 7.000%, 07/25/22	3,575
66,690	Series G92-44, Class ZQ, 8.000%, 07/25/22	74,653
36,095	Series G92-54, Class ZQ, 7.500%, 09/25/22	40,732
2,298	Series G92-59, Class F, VAR, 1.794%, 10/25/22	2,361
6,052	Series G92-61, Class Z, 7.000%, 10/25/22	7,124
14,045	Series G92-66, Class KA, 6.000%, 12/25/22	15,530
66,425	Series G92-66, Class KB, 7.000%, 12/25/22	75,595
18,273	Series G93-1, Class KA, 7.900%, 01/25/23	21,134
19,273	Series G93-17, Class SI, IF, 6.000%, 04/25/23	22,078
	Federal National Mortgage Association STRIPS,
28,731	Series 329, Class 1, PO, 01/01/33	27,712
141,390	Series 365, Class 8, IO, 5.500%, 05/01/36	18,425
70,247	Federal National Mortgage Association Trust, Series 2004-W2, Class 2A2, 7.000%, 02/25/44	81,209
	Government National Mortgage Association,
231,722	Series 1994-7, Class PQ, 6.500%, 10/16/24	272,294
132,916	Series 1998-22, Class PD, 6.500%, 09/20/28	144,935
65,955	Series 1998-26, Class K, 7.500%, 09/17/25	76,157
42,244	Series 1999-17, Class L, 6.000%, 05/20/29	45,996
49,812	Series 1999-41, Class Z, 8.000%, 11/16/29	58,613
36,089	Series 1999-44, Class PC, 7.500%, 12/20/29	42,055
45,108	Series 1999-44, Class ZG, 8.000%, 12/20/29	56,081
48,316	Series 2000-14, Class PD, 7.000%, 02/16/30	57,253
203,021	Series 2000-21, Class Z, 9.000%, 03/16/30	241,263
22,825	Series 2000-26, Class Z, 7.750%, 09/20/30	26,641

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,989	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	1,265
695,863	Series 2000-36, Class PB, 7.500%, 11/16/30	809,211
30,442	Series 2001-4, Class SJ, IF, IO, 7.930%, 01/19/30	8,095
1,594,747	Series 2001-10, Class PE, 6.500%, 03/16/31 (m)	1,864,334
234,168	Series 2001-22, Class PS, HB, IF, 20.434%, 03/17/31	369,864
87,569	Series 2001-36, Class S, IF, IO, 7.829%, 08/16/31	21,556
159,551	Series 2001-53, Class SR, IF, IO, 7.931%, 10/20/31	16,965
115,711	Series 2001-64, Class MQ, 6.500%, 12/20/31	122,649
1,000,000	Series 2001-64, Class PB, 6.500%, 12/20/31	1,080,973
15,438	Series 2002-24, Class SB, IF, 11.594%, 04/16/32	20,791
71,117	Series 2002-54, Class GB, 6.500%, 08/20/32	82,096
25,054	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	601
8,681	Series 2003-24, Class PO, PO, 03/16/33	7,480
698,703	Series 2003-59, Class XA, IO, VAR, 0.973%, 06/16/34	9,958
86,880	Series 2003-76, Class LS, IF, IO, 6.982%, 09/20/31	4,330
480,965	Series 2004-11, Class SW, IF, IO, 5.281%, 02/20/34	74,301
46,774	Series 2004-28, Class S, IF, 19.055%, 04/16/34	78,180
632,366	Series 2004-62, Class VA, 5.500%, 07/20/15	639,746
380,558	Series 2007-45, Class QA, IF, IO, 6.422%, 07/20/37	63,726
322,371	Series 2007-76, Class SA, IF, IO, 6.311%, 11/20/37	51,454
291,721	Series 2008-2, Class MS, IF, IO, 6.939%, 01/16/38	52,763
232,222	Series 2008-55, Class SA, IF, IO, 5.982%, 06/20/38	33,760
181,536	Series 2009-6, Class SA, IF, IO, 5.879%, 02/16/39	29,202
515,213	Series 2009-6, Class SH, IF, IO, 5.821%, 02/20/39	73,542
320,669	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	62,578
219,427	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	40,205
701,549	Series 2009-22, Class SA, IF, IO, 6.051%, 04/20/39	101,631
687,741	Series 2009-31, Class ST, IF, IO, 6.131%, 03/20/39	95,092
687,741	Series 2009-31, Class TS, IF, IO, 6.082%, 03/20/39	93,382
764,049	Series 2009-64, Class SN, IF, IO, 5.879%, 07/16/39	93,798
215,262	Series 2009-79, Class OK, PO, 11/16/37	202,288
381,334	Series 2009-102, Class SM, IF, IO, 6.179%, 06/16/39	46,289
931,158	Series 2009-106, Class ST, IF, IO, 5.781%, 02/20/38	144,423
318,143	Series 2010-130, Class CP, 7.000%, 10/16/40	375,919
745,018	Series 2011-75, Class SM, IF, IO, 6.382%, 05/20/41	123,740
752,442	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	796,060
	Vendee Mortgage Trust,
77,942	Series 1994-1, Class 1, VAR, 5.628%, 02/15/24	88,599
185,877	Series 1996-1, Class 1Z, 6.750%, 02/15/26	217,506
103,479	Series 1996-2, Class 1Z, 6.750%, 06/15/26	122,671
376,111	Series 1997-1, Class 2Z, 7.500%, 02/15/27	446,488
102,515	Series 1998-1, Class 2E, 7.000%, 03/15/28	123,166

		60,803,593

	Non-Agency CMO — 10.2%
1,167	Adjustable Rate Mortgage Trust, Series 2004-1, Class 9A2, VAR, 1.016%, 01/25/35	1,167
200,000	American General Mortgage Loan Trust, Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	204,379
500,000	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.280%, 09/25/35	259,224
	Banc of America Alternative Loan Trust,
116,913	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	119,924
314,167	Series 2004-5, Class 3A3, PO, 06/25/34	246,039
63,140	Series 2004-6, Class 15PO, PO, 07/25/19	53,019
	Banc of America Funding Corp.,
69,501	Series 2004-1, Class PO, PO, 03/25/34	54,483
505,330	Series 2005-6, Class 2A7, 5.500%, 10/25/35	514,915

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
82,062	Series 2005-7, Class 30PO, PO, 11/25/35	63,622
276,309	Series 2005-E, Class 4A1, VAR, 2.645%, 03/20/35	272,807
	Banc of America Mortgage Trust,
24,667	Series 2003-8, Class APO, PO, 11/25/33	23,441
200,000	Series 2004-3, Class 1A26, 5.500%, 04/25/34	204,831
19,425	Series 2004-4, Class APO, PO, 05/25/34	18,628
568,335	Series 2004-5, Class 2A2, 5.500%, 06/25/34	586,963
203,297	Series 2004-6, Class 2A5, PO, 07/25/34	151,160
72,211	Series 2004-6, Class APO, PO, 07/25/34	68,517
201,125	Series 2004-7, Class 1A19, PO, 08/25/34	181,319
195,911	Series 2004-J, Class 3A1, VAR, 2.923%, 11/25/34	188,898
114,737	Series 2005-5, Class 1A26, IO, 5.500%, 06/25/35	348
	BCAP LLC Trust,
215,358	Series 2011-RR5, Class 11A3, VAR, 0.367%, 05/28/36 (e)	191,395
132,371	Series 2011-RR5, Class 14A3, VAR, 2.940%, 07/26/36 (e) (f) (i)	127,639
	Bear Stearns ARM Trust,
88,638	Series 2003-7, Class 3A, VAR, 2.727%, 10/25/33	89,100
163,713	Series 2005-5, Class A1, VAR, 2.240%, 08/25/35	165,817
474,095	Series 2006-1, Class A1, VAR, 2.370%, 02/25/36	449,120
108,211	Citicorp Mortgage Securities, Inc., Series 2004-5, Class 2A5, 4.500%, 08/25/34	112,264
548,573	Citigroup Mortgage Loan Trust, Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	569,919
	Citigroup Mortgage Loan Trust, Inc.,
13,465	Series 2003-UP3, Class A3, 7.000%, 09/25/33	13,975
46,447	Series 2003-UST1, Class A1, 5.500%, 12/25/18	48,552
14,567	Series 2003-UST1, Class PO1, PO, 12/25/18	14,553
8,868	Series 2003-UST1, Class PO3, PO, 12/25/18	8,861
121,162	Series 2005-1, Class 2A1A, VAR, 2.867%, 04/25/35	79,079
	Countrywide Alternative Loan Trust,
89,495	Series 2002-8, Class A4, 6.500%, 07/25/32	93,643
30,957	Series 2003-J1, Class PO, PO, 10/25/33	28,654
1,808,548	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,786,510
102,707	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	104,884
76,058	Series 2005-5R, Class A1, 5.250%, 12/25/18	76,721
803,006	Series 2005-20CB, Class 3A8, IF, IO, 4.534%, 07/25/35	91,302
1,079,445	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	1,003,179
552,536	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	470,382
1,151,247	Series 2005-22T1, Class A2, IF, IO, 4.853%, 06/25/35	179,702
1,095,667	Series 2005-J1, Class 1A4, IF, IO, 4.884%, 02/25/35	148,914
	Countrywide Home Loan Mortgage Pass-Through Trust,
216,043	Series 2003-26, Class 1A6, 3.500%, 08/25/33	215,838
38,509	Series 2003-J7, Class 4A3, IF, 9.493%, 08/25/18	42,238
102,054	Series 2004-7, Class 2A1, VAR, 2.983%, 06/25/34	101,520
59,003	Series 2004-HYB1, Class 2A, VAR, 2.869%, 05/20/34	58,124
87,703	Series 2004-HYB3, Class 2A, VAR, 2.813%, 06/20/34	81,536
140,724	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	144,742
52,974	Series 2004-J8, Class POA, PO, 11/25/19	52,884
491,892	Series 2005-16, Class A23, 5.500%, 09/25/35	501,872
434,554	Series 2005-22, Class 2A1, VAR, 2.781%, 11/25/35	349,452
17,520	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5P, PO, 08/25/19	17,495
	CSMC,
202,828	Series 2011-7R, Class A1, VAR, 1.465%, 08/28/47 (e)	199,642
292,429	Series 2011-9R, Class A1, VAR, 2.216%, 03/27/46 (e)	292,429
353,357	First Horizon Alternative Mortgage Securities, Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	311,415
	First Horizon Mortgage Pass-Through Trust,
11,012	Series 2004-AR7, Class 2A1, VAR, 2.616%, 02/25/35	10,979

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
300,000	Series 2004-AR7, Class 2A2, VAR, 2.616%, 02/25/35	297,964
210,230	Series 2005-AR1, Class 2A2, VAR, 2.625%, 04/25/35	210,996
	GMAC Mortgage Corp. Loan Trust,
206,459	Series 2003-AR1, Class A4, VAR, 3.326%, 10/19/33	212,599
202,783	Series 2004-J5, Class A7, 6.500%, 01/25/35	208,999
650,000	Series 2005-AR3, Class 3A4, VAR, 3.559%, 06/19/35	630,219
	GSR Mortgage Loan Trust,
436,013	Series 2004-6F, Class 1A2, 5.000%, 05/25/34	438,399
555,873	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	592,872
22,515	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	22,683
77,571	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	76,600
88,267	Impac Secured Assets Trust, Series 2006-1, Class 2A1, VAR, 0.566%, 05/25/36	87,221
1,735,227	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	8,676
197,143	JP Morgan Mortgage Trust, Series 2006-A2, Class 5A3, VAR, 2.765%, 11/25/33	199,107
	MASTR Adjustable Rate Mortgages Trust,
125,369	Series 2004-13, Class 2A1, VAR, 2.634%, 04/21/34	126,155
170,126	Series 2004-13, Class 3A6, VAR, 2.624%, 11/21/34	171,132
	MASTR Alternative Loans Trust,
145,495	Series 2003-9, Class 8A1, 6.000%, 01/25/34	154,649
320,532	Series 2004-4, Class 10A1, 5.000%, 05/25/24	333,278
267,722	Series 2004-6, Class 7A1, 6.000%, 07/25/34	270,279
36,778	Series 2004-7, Class 30PO, PO, 08/25/34	27,618
214,358	Series 2004-8, Class 6A1, 5.500%, 09/25/19	226,036
179,906	Series 2004-10, Class 1A1, 4.500%, 09/25/19	184,249
	MASTR Asset Securitization Trust,
476,508	Series 2003-11, Class 9A6, 5.250%, 12/25/33	497,661
30,772	Series 2003-12, Class 15PO, PO, 12/25/18	30,688
76,243	Series 2004-6, Class 15PO, PO, 05/25/19	76,102
51,938	Series 2004-8, Class PO, PO, 08/25/19	51,870
146,973	Series 2004-10, Class 15PO, PO, 10/25/19	146,694
257,672	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	200,984
78,914	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.537%, 02/25/35	73,373
66,093	Nomura Asset Acceptance Corp., Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	64,863
518,576	PHH Alternative Mortgage Trust, Series 2007-2, Class 2X, IO, 6.000%, 05/25/37	106,368
	RALI Trust,
83,239	Series 2002-QS8, Class A5, 6.250%, 06/25/17	85,464
995,887	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	983,791
23,470	Series 2003-QS3, Class A2, IF, 16.024%, 02/25/18	26,052
60,951	Series 2003-QS3, Class A8, IF, IO, 7.383%, 02/25/18	5,158
172,734	Series 2003-QS9, Class A3, IF, IO, 7.333%, 05/25/18	24,203
218,236	Series 2003-QS14, Class A1, 5.000%, 07/25/18	223,288
69,938	Series 2003-QS18, Class A1, 5.000%, 09/25/18	72,224
20,167	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	20,794
186,134	RFMSI Trust, Series 2005-SA4, Class 1A1, VAR, 3.141%, 09/25/35	155,243
7,004	SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	7,102
	Salomon Brothers Mortgage Securities VII, Inc.,
129,333	Series 2003-HYB1, Class A, VAR, 3.076%, 09/25/33	128,356
6,212	Series 2003-UP2, Class PO1, PO, 12/25/18	5,627
	Springleaf Mortgage Loan Trust,
78,174	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	80,415
116,871	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	117,383
400,000	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.914%, 06/25/34	404,431
	Structured Asset Securities Corp.,
70,649	Series 2003-8, Class 1A2, 5.000%, 04/25/18	72,326

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
167,385	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	169,285
	WaMu Mortgage Pass-Through Certificates,
29,737	Series 2003-AR8, Class A, VAR, 2.462%, 08/25/33	30,412
149,065	Series 2003-AR9, Class 1A6, VAR, 2.449%, 09/25/33	152,017
77,386	Series 2003-S4, Class 3A, 5.500%, 06/25/33	80,413
42,298	Series 2003-S8, Class A4, 4.500%, 09/25/18	42,567
14,752	Series 2003-S11, Class 2A5, IF, 16.455%, 11/25/33	15,077
54,050	Series 2004-AR3, Class A2, VAR, 2.583%, 06/25/34	54,994
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
1,856,408	Series 2005-2, Class 1A4, IF, IO, 4.834%, 04/25/35	331,740
619,527	Series 2005-2, Class 2A3, IF, IO, 4.784%, 04/25/35	87,835
484,535	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	131,367
438,313	Series 2005-4, Class CB7, 5.500%, 06/25/35	416,724
36,878	Series 2005-4, Class DP, PO, 06/25/20	30,257
172,403	Series 2005-6, Class 2A4, 5.500%, 08/25/35	154,135
	Wells Fargo Mortgage-Backed Securities Trust,
16,758	Series 2003-11, Class 1APO, PO, 10/25/18	16,739
57,440	Series 2003-15, Class 1A1, 4.750%, 12/25/18	59,467
55,882	Series 2003-K, Class 1A1, VAR, 4.446%, 11/25/33	57,297
111,764	Series 2003-K, Class 1A2, VAR, 4.446%, 11/25/33	115,287
55,485	Series 2004-7, Class 2A2, 5.000%, 07/25/19	57,379
105,901	Series 2004-EE, Class 3A1, VAR, 2.998%, 12/25/34	109,492
282,933	Series 2004-P, Class 2A1, VAR, 2.616%, 09/25/34	285,570
157,867	Series 2005-AR8, Class 2A1, VAR, 2.711%, 06/25/35	159,898
109,806	Series 2005-AR16, Class 2A1, VAR, 2.651%, 02/25/34	108,332

		22,254,490

	Total Collateralized Mortgage Obligations (Cost $75,997,166)	83,058,083

Commercial Mortgage-Backed Securities — 2.1%
250,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 07/10/46	288,203
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
125,000	Series 2005-3, Class A4, 4.668%, 07/10/43	137,122
125,000	Series 2005-3, Class AM, 4.727%, 07/10/43	132,675
394,954	Series 2005-6, Class ASB, VAR, 5.364%, 09/10/47	408,960
	Bear Stearns Commercial Mortgage Securities,
250,000	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	272,862
120,500	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	125,993
360,000	Series 2006-PW11, Class A4, VAR, 5.618%, 03/11/39	409,168
100,000	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	106,435
12,189,825	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.192%, 12/11/49 (e)	94,873
565,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class A4, VAR, 5.588%, 02/15/39	641,130
100,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	110,960
200,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	214,135
100,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A4, 4.404%, 01/12/39	104,185
	LB-UBS Commercial Mortgage Trust,
107,000	Series 2004-C2, Class A4, 4.367%, 03/15/36	111,812
75,000	Series 2005-C1, Class A4, 4.742%, 02/15/30	80,919
171,661	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	172,591

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Mortgage-Backed Securities — Continued
3,741,239	Morgan Stanley Capital I Trust, Series 2006-IQ12, Class X1, IO, VAR, 0.161%, 12/15/43 (e)	52,759
157,397	Morgan Stanley Re-REMIC Trust, Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	158,676
400,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.584%, 08/15/39	427,090
116,000	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	124,952
104,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	112,476
116,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	123,318
110,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	125,810

	Total Commercial Mortgage-Backed Securities (Cost $4,193,934)	4,537,104

Corporate Bonds — 16.6%
Consumer Discretionary — 1.2%
	Household Durables — 0.0% (g)
50,000	Newell Rubbermaid, Inc., 4.700%, 08/15/20	54,933

	Media — 1.1%
	CBS Corp.,
21,000	5.750%, 04/15/20	25,249
100,000	7.875%, 07/30/30	136,018
125,000	Comcast Cable Communications LLC, 7.125%, 06/15/13	130,787
75,000	Comcast Cable Holdings LLC, 10.125%, 04/15/22	111,515
	Comcast Corp.,
50,000	5.900%, 03/15/16	58,099
50,000	6.450%, 03/15/37	64,401
30,000	6.500%, 01/15/17	36,350
35,000	6.500%, 11/15/35	45,196
	Cox Communications, Inc.,
30,000	5.450%, 12/15/14	32,994
20,000	8.375%, 03/01/39 (e)	30,451
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
125,000	4.600%, 02/15/21	136,820
67,000	5.000%, 03/01/21	75,059
125,000	6.000%, 08/15/40	139,305
78,000	Discovery Communications LLC, 4.375%, 06/15/21	87,508
100,000	Historic TW, Inc., 9.150%, 02/01/23	143,244
75,000	NBCUniversal Media LLC, 5.950%, 04/01/41	91,866
	News America, Inc.,
50,000	6.650%, 11/15/37	63,447
50,000	7.250%, 05/18/18	63,314
150,000	7.300%, 04/30/28	186,719
84,000	Thomson Reuters Corp., (Canada), 3.950%, 09/30/21	91,583
	Time Warner Cable, Inc.,
50,000	6.550%, 05/01/37	62,832
50,000	6.750%, 07/01/18	62,882
50,000	7.300%, 07/01/38	68,025
70,000	8.250%, 02/14/14	77,039
	Time Warner Entertainment Co. LP,
50,000	8.375%, 03/15/23	70,441
25,000	8.375%, 07/15/33	36,345
	Time Warner, Inc.,
35,000	4.750%, 03/29/21	40,419
75,000	6.200%, 03/15/40	93,380
22,000	6.250%, 03/29/41	27,872
	Viacom, Inc.,
13,000	1.250%, 02/27/15	13,136
43,000	3.875%, 12/15/21	46,772
20,000	4.500%, 02/27/42	20,677

		2,369,745

	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
11,000	3.875%, 01/15/22	11,859
9,000	5.125%, 01/15/42	9,831

		21,690

	Specialty Retail — 0.1%
30,000	Gap, Inc. (The), 5.950%, 04/12/21	33,418
70,000	Home Depot, Inc. (The), 5.400%, 03/01/16	80,988
75,000	Lowe’s Cos., Inc., 7.110%, 05/15/37	103,032
35,000	Staples, Inc., 9.750%, 01/15/14	38,722

		256,160

	Total Consumer Discretionary	2,702,528

Consumer Staples — 0.7%
	Beverages — 0.2%
125,000	Anheuser-Busch InBev Worldwide, Inc.,
	7.750%, 01/15/19	169,109

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Beverages — Continued
95,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	115,974
20,000	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	22,731
15,000	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	16,641
40,000	SABMiller plc, (United Kingdom), 5.700%, 01/15/14 (e)	42,385

		366,840

	Food & Staples Retailing — 0.1%
	CVS Caremark Corp.,
60,000	5.750%, 05/15/41	75,564
30,000	6.125%, 09/15/39	39,112
	Kroger Co. (The),
18,000	5.400%, 07/15/40	19,455
25,000	7.500%, 04/01/31	32,788
70,000	Wal-Mart Stores, Inc., 6.500%, 08/15/37	100,285

		267,204

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
50,000	5.875%, 05/15/13	51,579
55,000	8.500%, 06/15/19	69,686
27,000	Bunge N.A. Finance LP, 5.900%, 04/01/17	30,778
10,000	ConAgra Foods, Inc., 2.100%, 03/15/18	10,149
	Kellogg Co.,
13,000	1.750%, 05/17/17	13,272
22,000	3.125%, 05/17/22	23,156
50,000	4.250%, 03/06/13	50,808
	Kraft Foods Group, Inc.,
66,000	5.375%, 02/10/20 (e)	78,441
122,000	6.125%, 08/23/18 (e)	149,428
100,000	6.875%, 01/26/39 (e)	136,482
	Kraft Foods, Inc.,
61,000	5.375%, 02/10/20	73,588
43,000	6.125%, 02/01/18	52,500

		739,867

	Household Products — 0.1%
72,978	Procter & Gamble - ESOP, 9.360%, 01/01/21	98,851

	Total Consumer Staples	1,472,762

Energy — 0.7%
	Energy Equipment & Services — 0.1%
5,000	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	5,246
	Transocean, Inc., (Cayman Islands),
18,000	6.375%, 12/15/21	21,543
75,000	6.500%, 11/15/20	89,563
14,000	7.350%, 12/15/41	18,376

		134,728

	Oil, Gas & Consumable Fuels — 0.6%
50,000	Apache Corp., 6.900%, 09/15/18	64,353
100,000	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	121,236
	Cenovus Energy, Inc., (Canada),
13,000	3.000%, 08/15/22	13,328
31,000	4.450%, 09/15/42	32,333
	ConocoPhillips,
25,000	5.750%, 02/01/19	31,072
120,000	6.000%, 01/15/20	153,906
	Devon Energy Corp.,
47,000	3.250%, 05/15/22	48,901
21,000	4.750%, 05/15/42	22,502
15,000	EOG Resources, Inc., 2.625%, 03/15/23	15,162
50,000	Kerr-McGee Corp., 7.875%, 09/15/31	67,127
150,000	Marathon Oil Corp., 6.000%, 10/01/17	183,481
45,000	Petrobras International Finance Co. - Pifco, (Cayman Islands), 5.375%, 01/27/21	50,705
60,000	Petro-Canada, (Canada), 6.800%, 05/15/38	81,807
	Shell International Finance B.V., (Netherlands),
42,000	1.125%, 08/21/17	42,145
60,000	6.375%, 12/15/38	86,412
50,000	Statoil ASA, (Norway), 3.125%, 08/17/17	54,785
45,000	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	62,059
	Talisman Energy, Inc., (Canada),
60,000	5.500%, 05/15/42	67,567
40,000	7.750%, 06/01/19	50,846
28,000	Total Capital International S.A., (France), 1.550%, 06/28/17	28,525
150,000	Total Capital S.A., (France), 2.300%, 03/15/16	157,230

		1,435,482

	Total Energy	1,570,210

Financials — 8.7%
	Capital Markets — 2.1%
	Bank of New York Mellon Corp. (The),
75,000	2.950%, 06/18/15	79,669
55,000	4.600%, 01/15/20	63,091

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Capital Markets — Continued
	BlackRock, Inc.,
80,000	3.500%, 12/10/14	85,175
130,000	5.000%, 12/10/19	154,477
65,000	6.250%, 09/15/17	79,530
100,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	111,380
50,000	Credit Suisse USA, Inc., 4.875%, 01/15/15	54,057
	Goldman Sachs Group, Inc. (The),
75,000	3.625%, 02/07/16	79,117
20,000	3.700%, 08/01/15	21,095
375,000	4.750%, 07/15/13	386,931
150,000	5.150%, 01/15/14	157,500
23,000	5.250%, 07/27/21	25,356
156,000	5.375%, 03/15/20	174,091
100,000	5.500%, 11/15/14	108,520
150,000	5.950%, 01/18/18	174,187
75,000	5.950%, 01/15/27	78,552
100,000	6.250%, 09/01/17	117,217
80,000	6.750%, 10/01/37	85,702
125,000	7.500%, 02/15/19	155,024
	Jefferies Group, Inc.,
55,000	3.875%, 11/09/15	55,344
110,000	6.450%, 06/08/27	112,750
100,000	8.500%, 07/15/19	114,750
223,000	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	238,186
50,000	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	53,849
	Merrill Lynch & Co., Inc.,
120,000	5.450%, 07/15/14	128,022
274,000	6.150%, 04/25/13	282,107
135,000	6.400%, 08/28/17	157,054
90,000	6.875%, 04/25/18	107,830
	Morgan Stanley,
100,000	4.200%, 11/20/14	103,948
100,000	4.750%, 04/01/14	103,519
300,000	5.300%, 03/01/13	305,281
35,000	5.500%, 07/28/21	38,304
200,000	5.625%, 09/23/19	218,496
130,000	6.250%, 08/28/17	147,478
136,000	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	155,478

		4,513,067

	Commercial Banks — 2.2%
	Bank of Nova Scotia, (Canada),
100,000	2.550%, 01/12/17	105,814
82,000	3.400%, 01/22/15	87,184
	Barclays Bank plc, (United Kingdom),
106,000	2.750%, 02/23/15	109,375
100,000	5.200%, 07/10/14	106,743
150,000	6.050%, 12/04/17 (e)	161,410
	BB&T Corp.,
50,000	3.375%, 09/25/13	51,363
100,000	3.950%, 04/29/16	110,319
50,000	4.900%, 06/30/17	56,137
50,000	5.700%, 04/30/14	53,876
75,000	Branch Banking & Trust Co., 4.875%, 01/15/13	75,899
150,000	Credit Suisse, (Switzerland), 5.500%, 05/01/14	160,196
350,000	Glitnir Banki HF, (Iceland), 10/15/08 (d) (e) (f) (i)	105,000
	HSBC Bank plc, (United Kingdom),
100,000	3.500%, 06/28/15 (e)	106,093
111,000	4.125%, 08/12/20 (e)	122,237
100,000	KeyCorp, 6.500%, 05/14/13	103,546
	National Australia Bank Ltd., (Australia),
200,000	2.750%, 09/28/15 (e)	207,840
100,000	3.750%, 03/02/15 (e)	105,906
100,000	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	101,059
	PNC Funding Corp.,
150,000	5.125%, 02/08/20	177,744
25,000	5.250%, 11/15/15	27,943
25,000	5.625%, 02/01/17	28,781
25,000	6.700%, 06/10/19	31,803
200,000	Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	209,447
72,000	Toronto-Dominion Bank (The), (Canada), 2.500%, 07/14/16	76,129
	U.S. Bancorp,
90,000	2.450%, 07/27/15	94,700
100,000	7.500%, 06/01/26	126,967
	UBS AG, (Switzerland),
250,000	3.875%, 01/15/15	264,968
100,000	5.750%, 04/25/18	117,843
	Wachovia Bank N.A.,
250,000	6.000%, 11/15/17	301,480
250,000	6.600%, 01/15/38	347,489

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — Continued
250,000	VAR, 0.719%, 03/15/16	243,943
	Wachovia Corp.,
250,000	5.500%, 05/01/13	257,381
50,000	5.750%, 02/01/18	60,379
200,000	Wells Fargo & Co., SUB, 3.676%, 06/15/16	217,704
	Westpac Banking Corp., (Australia),
65,000	4.200%, 02/27/15	69,843
121,000	4.875%, 11/19/19	138,150

		4,722,691

	Consumer Finance — 0.7%
50,000	American Express Co., 7.000%, 03/19/18	63,281
50,000	American Express Credit Corp., 7.300%, 08/20/13	52,976
	Capital One Financial Corp.,
100,000	6.750%, 09/15/17	122,480
185,000	7.375%, 05/23/14	203,608
200,000	Ford Motor Credit Co. LLC, 3.984%, 06/15/16	210,801
	HSBC Finance Corp.,
13,000	4.750%, 07/15/13	13,378
150,000	5.000%, 06/30/15	161,909
150,000	5.250%, 01/15/14	156,630
50,000	7.350%, 11/27/32	58,045
100,000	VAR, 0.705%, 01/15/14	99,365
	John Deere Capital Corp.,
39,000	1.200%, 10/10/17	39,186
42,000	3.150%, 10/15/21	44,801
20,000	4.500%, 04/03/13	20,424
100,000	SLM Corp., 5.375%, 01/15/13	101,267
	Toyota Motor Credit Corp.,
80,000	1.000%, 02/17/15	80,866
100,000	2.000%, 09/15/16	103,895
87,000	3.200%, 06/17/15	92,823

		1,625,735

	Diversified Financial Services — 2.1%
	Bank of America Corp.,
295,000	5.650%, 05/01/18	336,352
245,000	5.750%, 12/01/17	281,886
50,000	6.500%, 08/01/16	57,826
200,000	7.375%, 05/15/14	218,930
25,000	7.625%, 06/01/19	31,218
150,000	BP Capital Markets plc, (United Kingdom), 4.742%, 03/11/21	174,858
	Caterpillar Financial Services Corp.,
80,000	5.450%, 04/15/18	96,426
100,000	6.200%, 09/30/13	105,807
100,000	7.050%, 10/01/18	130,023
50,000	7.150%, 02/15/19	65,891
	Citigroup, Inc.,
60,000	2.250%, 08/07/15	60,915
22,000	4.500%, 01/14/22	24,156
150,000	4.700%, 05/29/15	161,479
62,000	4.750%, 05/19/15	66,742
300,000	5.000%, 09/15/14	316,416
36,000	5.375%, 08/09/20	41,620
5,000	6.000%, 08/15/17	5,824
150,000	6.010%, 01/15/15	164,388
55,000	6.500%, 08/19/13	57,733
100,000	8.125%, 07/15/39	148,484
45,000	8.500%, 05/22/19	59,513
	CME Group, Inc.,
30,000	5.400%, 08/01/13	31,241
70,000	5.750%, 02/15/14	74,839
75,000	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	88,934
45,000	ERAC USA Finance LLC, 4.500%, 08/16/21 (e)	49,168
	General Electric Capital Corp.,
200,000	4.750%, 09/15/14	215,092
100,000	5.250%, 10/19/12	100,245
190,000	5.500%, 01/08/20	224,773
400,000	5.625%, 05/01/18	471,720
100,000	5.875%, 01/14/38	119,166
115,000	5.900%, 05/13/14	124,388
200,000	6.750%, 03/15/32	256,205
125,000	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	131,884
100,000	MassMutual Global Funding II, 2.300%, 09/28/15 (e)	104,333
50,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	73,988

		4,672,463

	Insurance — 1.1%
35,000	ACE INA Holdings, Inc., 5.600%, 05/15/15	39,227
	Aflac, Inc.,
25,000	6.450%, 08/15/40	30,784
20,000	8.500%, 05/15/19	26,788

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Insurance — Continued
60,000	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	61,742
130,000	American International Group, Inc., 4.250%, 05/15/13	132,630
	Aon Corp.,
40,000	3.125%, 05/27/16	42,370
23,000	3.500%, 09/30/15	24,377
18,000	6.250%, 09/30/40	23,274
300,000	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	301,500
	Berkshire Hathaway Finance Corp.,
33,000	2.450%, 12/15/15	34,762
50,000	5.400%, 05/15/18	60,280
100,000	5.750%, 01/15/40	121,935
75,000	CNA Financial Corp., 5.875%, 08/15/20	87,563
25,000	Liberty Mutual Group, Inc., 4.950%, 05/01/22 (e)	26,150
20,000	Lincoln National Corp., 4.850%, 06/24/21	21,721
	Metropolitan Life Global Funding I,
100,000	1.700%, 06/29/15 (e)	102,001
220,000	2.500%, 01/11/13 (e)	221,207
175,000	3.650%, 06/14/18 (e)	192,832
100,000	5.200%, 09/18/13 (e)	104,210
75,000	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	102,626
250,000	New York Life Global Funding, 5.375%, 09/15/13 (e)	261,567
100,000	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	107,168
	Principal Life Income Funding Trusts,
35,000	5.100%, 04/15/14	37,244
80,000	5.300%, 04/24/13	82,191
150,000	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	204,159
25,000	Travelers Cos., Inc. (The), 5.800%, 05/15/18	30,751

		2,481,059

	Real Estate Investment Trusts (REITs) — 0.3%
	CommonWealth REIT,
75,000	5.875%, 09/15/20	79,831
100,000	6.650%, 01/15/18	111,127
92,000	HCP, Inc., 5.375%, 02/01/21	104,956
	Simon Property Group LP,
8,000	4.200%, 02/01/15	8,520
20,000	4.375%, 03/01/21	22,606
50,000	5.625%, 08/15/14	54,227
50,000	5.650%, 02/01/20	60,161
45,000	6.100%, 05/01/16	51,914
30,000	6.750%, 05/15/14	32,340
102,000	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	123,683

		649,365

	Thrifts & Mortgage Finance — 0.2%
75,000	Countrywide Financial Corp., 6.250%, 05/15/16	81,781
250,000	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	252,325

		334,106

	Total Financials	18,998,486

	Health Care — 0.3%
	Biotechnology — 0.2%
	Amgen, Inc.,
25,000	4.500%, 03/15/20	27,970
100,000	5.150%, 11/15/41	111,428
40,000	5.700%, 02/01/19	47,301
82,000	5.750%, 03/15/40	95,960
49,000	Celgene Corp., 3.250%, 08/15/22	49,465

		332,124

	Health Care Equipment & Supplies — 0.0% (g)
10,000	Baxter International, Inc., 4.000%, 03/01/14	10,493

	Health Care Providers & Services — 0.0% (g)
30,000	Medco Health Solutions, Inc., 2.750%, 09/15/15	31,381
	WellPoint, Inc.,
18,000	3.300%, 01/15/23	18,206
18,000	4.650%, 01/15/43	18,360
13,000	5.875%, 06/15/17	15,466
9,000	7.000%, 02/15/19	11,227

		94,640

	Pharmaceuticals — 0.1%
35,000	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	37,894
50,000	GlaxoSmithKline Capital, Inc., 4.375%, 04/15/14	53,027
80,000	Novartis Capital Corp., 4.125%, 02/10/14	83,983

		174,904

	Total Health Care	612,161

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
Industrials — 0.8%
	Aerospace & Defense — 0.1%
51,000	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	59,244
	Lockheed Martin Corp.,
33,000	2.125%, 09/15/16	34,224
30,000	4.850%, 09/15/41	33,980
100,000	United Technologies Corp., 6.125%, 02/01/19	125,095

		252,543

	Airlines — 0.1%
30,313	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	31,753
33,967	American Airlines 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	36,557
50,392	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	54,423

		122,733

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
35,000	3.500%, 07/15/22 (e)	36,361
28,000	4.875%, 07/15/42 (e)	30,311
21,000	Republic Services, Inc., 3.550%, 06/01/22	22,075
43,000	Waste Management, Inc., 4.750%, 06/30/20	49,324

		138,071

	Construction & Engineering — 0.0% (g)
23,000	ABB Finance USA, Inc., 2.875%, 05/08/22	23,777
44,000	Fluor Corp., 3.375%, 09/15/21	46,754

		70,531

	Industrial Conglomerates — 0.2%
44,000	Danaher Corp., 3.900%, 06/23/21	49,873
	General Electric Co.,
250,000	5.000%, 02/01/13	253,809
65,000	5.250%, 12/06/17	76,907
22,000	Koninklijke Philips Electronics N.V., (Netherlands), 5.750%, 03/11/18	26,773

		407,362

	Machinery — 0.0% (g)
80,000	Illinois Tool Works, Inc., 3.900%, 09/01/42	80,754
25,000	Parker Hannifin Corp., 5.500%, 05/15/18	30,006

		110,760

	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
25,000	3.600%, 09/01/20	27,118
25,000	4.375%, 09/01/42	26,450
75,000	5.400%, 06/01/41	91,114
100,000	5.650%, 05/01/17	119,556
85,000	5.750%, 05/01/40	106,461
	CSX Corp.,
33,000	4.250%, 06/01/21	37,069
50,000	5.500%, 04/15/41	60,219
25,000	7.375%, 02/01/19	31,995
	Norfolk Southern Corp.,
70,000	3.950%, 10/01/42	69,679
78,000	6.000%, 05/23/11†	93,920
35,000	Ryder System, Inc., 3.600%, 03/01/16	37,004
35,000	United Parcel Service of America, Inc., 8.375%, 04/01/20	48,725

		749,310

	Total Industrials	1,851,310

Information Technology — 0.9%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
80,000	5.500%, 02/22/16	92,909
75,000	5.900%, 02/15/39	99,326

		192,235

	Computers & Peripherals — 0.4%
	Dell, Inc.,
128,000	3.100%, 04/01/16	136,023
25,000	7.100%, 04/15/28	30,883
	Hewlett-Packard Co.,
83,000	2.600%, 09/15/17	83,261
39,000	4.050%, 09/15/22	39,455
50,000	4.300%, 06/01/21	50,987
75,000	4.750%, 06/02/14	79,066
200,000	6.000%, 09/15/41	210,916
	International Business Machines Corp.,
169,000	4.000%, 06/20/42	184,328
50,000	6.220%, 08/01/27	68,667

		883,586

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
25,000	3.375%, 11/01/15	26,106
25,000	6.000%, 04/01/20	28,233
70,000	6.875%, 07/01/13	73,154

		127,493

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	IT Services — 0.0% (g)
50,000	HP Enterprise Services LLC, 7.450%, 10/15/29	60,217

	Office Electronics — 0.1%
	Pitney Bowes, Inc.,
75,000	4.875%, 08/15/14	78,591
80,000	5.000%, 03/15/15	85,199
	Xerox Corp.,
17,000	4.500%, 05/15/21	18,063
35,000	5.625%, 12/15/19	39,774
50,000	6.750%, 02/01/17	58,974

		280,601

	Semiconductors & Semiconductor Equipment — 0.1%
110,000	National Semiconductor Corp., 6.600%, 06/15/17	137,625

	Software — 0.1%
75,000	Microsoft Corp., 1.625%, 09/25/15	77,812
	Oracle Corp.,
50,000	5.250%, 01/15/16	57,385
50,000	5.750%, 04/15/18	62,047
100,000	6.500%, 04/15/38	143,333

		340,577

	Total Information Technology	2,022,334

Materials — 0.5%
	Chemicals — 0.3%
	Dow Chemical Co. (The),
110,000	6.000%, 10/01/12	110,014
30,000	7.375%, 11/01/29	39,747
	E.I. du Pont de Nemours & Co.,
58,000	1.950%, 01/15/16	60,230
25,000	4.900%, 01/15/41	30,152
	Mosaic Co. (The),
24,000	3.750%, 11/15/21	25,749
8,000	4.875%, 11/15/41	8,865
50,000	Potash Corp. of Saskatchewan, Inc.,
	(Canada), 4.875%, 03/01/13	50,891
	PPG Industries, Inc.,
14,000	5.500%, 11/15/40	16,813
50,000	9.000%, 05/01/21	68,231
90,000	Praxair, Inc., 5.250%, 11/15/14	98,508
	Union Carbide Corp.,
100,000	7.500%, 06/01/25	121,264
80,000	7.750%, 10/01/96	91,056

		721,520

	Construction Materials — 0.0% (g)
18,000	CRH America, Inc., 6.000%, 09/30/16	20,080

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
28,000	1.625%, 02/24/17	28,589
40,000	5.400%, 03/29/17	46,820
80,000	6.500%, 04/01/19	101,840
	Rio Tinto Finance USA Ltd., (Australia),
12,000	3.500%, 11/02/20	12,660
60,000	8.950%, 05/01/14	67,590
29,000	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	29,058

		286,557

	Total Materials	1,028,157

Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.3%
7,000	AT&T Corp., 8.000%, 11/15/31	10,759
	AT&T, Inc.,
205,000	5.350%, 09/01/40	246,740
100,000	5.500%, 02/01/18	121,309
70,000	5.600%, 05/15/18	85,775
70,000	5.800%, 02/15/19	87,070
45,000	6.300%, 01/15/38	59,072
145,000	BellSouth Corp., 5.200%, 09/15/14	157,497
164,736	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	173,152
50,000	Centel Capital Corp., 9.000%, 10/15/19	60,950
	CenturyLink, Inc.,
90,000	6.450%, 06/15/21	101,565
60,000	7.600%, 09/15/39	63,457
70,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.750%, 06/15/30	105,288
35,000	France Telecom S.A., (France), 2.750%, 09/14/16	36,723
200,000	GTE Corp., 6.840%, 04/15/18	252,716
	Telecom Italia Capital S.A., (Luxembourg),
50,000	4.950%, 09/30/14	51,625
130,000	5.250%, 11/15/13	134,062
	Telefonica Emisiones S.A.U., (Spain),
19,000	5.462%, 02/16/21	18,620
100,000	5.855%, 02/04/13	101,250
25,000	5.877%, 07/15/19	25,125
90,000	Verizon Communications, Inc., 6.400%, 02/15/38	121,298

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
200,000	Verizon Global Funding Corp., 7.750%, 12/01/30	297,291
150,000	Verizon Maryland, Inc., 7.150%, 05/01/23	154,412
100,000	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	132,976
100,000	Verizon Virginia, Inc., 4.625%, 03/15/13	101,840

		2,700,572

	Wireless Telecommunication Services — 0.1%
40,000	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	41,627
	Rogers Communications, Inc., (Canada),
70,000	6.375%, 03/01/14	75,568
50,000	6.800%, 08/15/18	63,183
	Vodafone Group plc, (United Kingdom),
50,000	1.625%, 03/20/17	51,004
50,000	5.000%, 09/15/15	56,176

		287,558

	Total Telecommunication Services	2,988,130

Utilities — 1.4%
	Electric Utilities — 1.0%
62,000	Alabama Power Co., 6.125%, 05/15/38	83,406
9,000	Arizona Public Service Co., 4.500%, 04/01/42	9,716
	Carolina Power & Light Co.,
100,000	5.125%, 09/15/13	104,445
25,000	5.300%, 01/15/19	30,197
38,000	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	50,570
	Duke Energy Carolinas LLC,
39,000	4.300%, 06/15/20	44,959
75,000	5.100%, 04/15/18	89,452
75,000	5.625%, 11/30/12	75,618
60,000	Duke Energy Indiana, Inc., 6.350%, 08/15/38	81,683
	Exelon Generation Co. LLC,
78,000	4.000%, 10/01/20	82,727
29,000	5.750%, 10/01/41	31,763
	Florida Power & Light Co.,
55,000	5.950%, 10/01/33	74,262
30,000	5.950%, 02/01/38	40,936
25,000	Georgia Power Co., 5.950%, 02/01/39	32,811
18,000	Great Plains Energy, Inc., 4.850%, 06/01/21	19,962
50,000	Kansas City Power & Light Co., 5.300%, 10/01/41	58,094
40,000	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	45,121
25,000	Northern States Power Co., 6.250%, 06/01/36	34,912
40,000	Ohio Power Co., 6.050%, 05/01/18	48,599
	Oncor Electric Delivery Co. LLC,
30,000	6.800%, 09/01/18	37,025
25,000	7.000%, 09/01/22	31,349
	Pacific Gas & Electric Co.,
24,000	4.500%, 12/15/41	26,514
75,000	5.625%, 11/30/17	91,290
75,000	Potomac Electric Power Co., 6.500%, 11/15/37	105,801
35,000	Progress Energy, Inc., 4.400%, 01/15/21	39,314
37,000	PSEG Power LLC, 5.125%, 04/15/20	42,570
18,000	Public Service Co. of Colorado, 3.200%, 11/15/20	19,700
175,000	Public Service Co. of Oklahoma, 6.625%, 11/15/37	226,945
	Public Service Electric & Gas Co.,
28,000	5.375%, 11/01/39	35,887
25,000	6.330%, 11/01/13	26,581
50,000	Southwestern Public Service Co., 8.750%, 12/01/18	68,764
	Spectra Energy Capital LLC,
45,000	7.500%, 09/15/38	61,285
50,000	8.000%, 10/01/19	65,018
	Virginia Electric and Power Co.,
140,000	5.100%, 11/30/12	141,049
50,000	5.400%, 04/30/18	60,504
70,000	5.950%, 09/15/17	86,495
70,000	6.350%, 11/30/37	97,808

		2,303,132

	Gas Utilities — 0.2%
	AGL Capital Corp.,
37,000	3.500%, 09/15/21	39,767
30,000	4.450%, 04/15/13	30,559
96,000	5.875%, 03/15/41	126,098
22,000	Boston Gas Co., 4.487%, 02/15/42 (e)	24,180
25,000	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	30,275
100,000	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	106,250
	TransCanada PipeLines Ltd., (Canada),
50,000	4.000%, 06/15/13	51,260
50,000	6.500%, 08/15/18	62,735

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Gas Utilities — Continued
50,000	7.125%, 01/15/19	64,115

		535,239

	Multi-Utilities — 0.1%
	Sempra Energy,
100,000	6.500%, 06/01/16	119,077
40,000	8.900%, 11/15/13	43,504

		162,581

	Water Utilities — 0.1%
100,000	American Water Capital Corp., 6.085%, 10/15/17	119,403

	Total Utilities	3,120,355

	Total Corporate Bonds (Cost $32,927,924)	36,366,433

Foreign Government Securities — 0.2%
	Province of Ontario, (Canada),
75,000	2.700%, 06/16/15	79,345
200,000	2.950%, 02/05/15	211,679
100,000	United Mexican States, (Mexico), 6.625%, 03/03/15	113,200

	Total Foreign Government Securities (Cost $375,657)	404,224

Mortgage Pass-Through Securities — 5.6%
	Federal Home Loan Mortgage Corp.,
88,621	ARM, 2.168%, 01/01/27	93,852
25,179	ARM, 2.303%, 04/01/30	26,958
125,843	ARM, 2.671%, 03/01/35	134,646
154,705	ARM, 2.861%, 04/01/34	165,542
48,406	ARM, 6.008%, 01/01/37	52,431
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
36,643	4.500%, 08/01/18	40,275
34,966	5.000%, 12/01/13 - 04/01/14	36,403
8,726	5.500%, 03/01/14	9,389
2,710	6.000%, 04/01/14	2,755
172,252	6.500%, 06/01/14 - 02/01/19	185,117
7,654	7.000%, 01/01/17	7,699
1,567	8.500%, 11/01/15	1,573
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
41,458	6.000%, 12/01/22	45,731
78,529	6.500%, 11/01/22	87,782
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
146,873	5.500%, 10/01/33	164,694
328,061	6.000%, 04/01/26 - 02/01/39	361,541
460,577	6.500%, 11/01/25 - 11/01/34	528,653
107,982	7.000%, 04/01/35	127,658
7,215	8.500%, 07/01/28	8,888
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
993,978	3.500%, 06/01/42	1,078,078
497,823	4.000%, 06/01/42	555,067
124,948	7.000%, 07/01/29	137,236
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
29,642	10.000%, 01/01/20 - 09/01/20	34,975
872	12.000%, 07/01/19	963
	Federal National Mortgage Association,
2,205	ARM, 1.879%, 03/01/19	2,234
468,018	ARM, 2.273%, 01/01/35	499,810
103,304	ARM, 2.277%, 07/01/33	110,310
145,112	ARM, 2.296%, 08/01/34	154,793
101,767	ARM, 2.407%, 04/01/33	107,615
99,305	ARM, 2.565%, 01/01/34	105,723
35,759	ARM, 2.637%, 04/01/34	38,310
147,765	ARM, 2.692%, 10/01/34	158,055
96,128	ARM, 2.720%, 05/01/35	101,651
6,048	ARM, 3.845%, 03/01/29	6,462
	Federal National Mortgage Association, 15 Year, Single Family,
156,171	3.500%, 09/01/18 - 05/01/19	166,287
26,034	4.000%, 07/01/18	27,911
171,031	4.500%, 03/01/23 - 05/01/23	184,672
23,949	5.000%, 06/01/18	26,466
149,918	5.500%, 04/01/22	163,635
196,481	6.000%, 04/01/13 - 09/01/22	213,838
60,355	6.500%, 05/01/13 - 08/01/20	66,126
8,639	8.000%, 11/01/12 - 01/01/16	9,055
	Federal National Mortgage Association, 20 Year, Single Family,
89,019	4.500%, 01/01/25	97,800
498,619	5.000%, 11/01/23	552,577
136,935	6.500%, 03/01/19 - 12/01/22	153,957
	Federal National Mortgage Association, 30 Year, FHA/VA,
39,015	8.500%, 10/01/26 - 06/01/30	42,911
80,371	9.000%, 04/01/25	97,585
	Federal National Mortgage Association, 30 Year, Single Family,
242,485	3.000%, 09/01/31	258,363

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
215,002	4.500%, 04/01/38 - 05/01/39	232,785
250,587	5.000%, 09/01/35	274,337
98,874	5.500%, 01/01/38 - 06/01/38	108,427
171,817	6.000%, 01/01/29 - 03/01/33	193,352
688,076	6.500%, 09/01/25 - 11/01/36	785,895
4,095	7.000%, 08/01/32	4,783
44,758	7.500%, 03/01/30 - 08/01/30	48,785
131,068	8.000%, 03/01/27 - 11/01/28	160,822
	Federal National Mortgage Association, Other,
498,387	4.000%, 07/01/42	554,623
485,249	4.130%, 07/01/20	556,321
297,619	5.500%, 09/01/33 - 04/01/38	323,346
126,798	6.000%, 09/01/28	141,290
217,844	6.500%, 10/01/35	245,026
2,167	7.500%, 02/01/13	2,180
	Government National Mortgage Association II, 30 Year, Single Family,
4,253	7.500%, 12/20/26	5,137
84,234	8.000%, 11/20/26 - 01/20/27	102,827
3,181	8.500%, 05/20/25	3,910
	Government National Mortgage Association II, Other,
552,079	2.125%, 07/20/34 - 09/20/34	575,287
10,455	Government National Mortgage Association, 15 Year, Single Family, 8.000%, 01/15/16	10,940
	Government National Mortgage Association, 30 Year, Single Family,
175,527	6.000%, 05/15/37 - 10/15/38	198,543
171,783	6.500%, 03/15/28 - 12/15/38	198,389
39,949	7.000%, 12/15/25 - 06/15/33	47,645
21,648	7.500%, 05/15/23 - 09/15/28	25,032
22,882	8.000%, 09/15/22 - 10/15/27	27,784
7,012	9.000%, 11/15/24	7,798
214,124	9.500%, 10/15/24	247,723

	Total Mortgage Pass-Through Securities (Cost $11,398,399)	12,317,039

Municipal Bonds — 0.2% (t)
	Illinois — 0.1%
160,000	State of Illinois, Taxable Pension, Series 2003, GO, 5.100%, 06/01/33	155,224

	New York — 0.1%
30,000	New York State Dormitory Authority, Build America Bonds, Series D, Rev., 5.600%, 03/15/40	37,956
130,000	Port Authority of New York & New Jersey,
	Taxable Construction 164th, Rev., 5.647%, 11/01/40	163,869

		201,825

	Ohio — 0.0% (g)
98,000	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11†	112,548

	Total Municipal Bonds (Cost $416,193)	469,597

Supranational — 0.0% (g)
50,000	Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $49,983)	51,283

U.S. Government Agency Securities — 12.9%
	Federal Home Loan Mortgage Corp.,
30,000	4.875%, 06/13/18	36,529
125,000	5.125%, 10/18/16	147,791
	Federal National Mortgage Association,
3,000,000	Zero Coupon, 10/09/19	2,639,034
195,000	2.750%, 03/13/14	202,036
150,000	5.000%, 02/13/17	178,139
	Federal National Mortgage Association STRIPS,
6,000,000	09/23/20	5,139,588
630,000	03/23/28	368,369
	Financing Corp., STRIPS,
2,000,000	11/02/18	1,829,102
8,000,000	12/06/18	7,298,264
100,000	09/26/19	89,061
4,000,000	Residual Funding Corp. STRIPS, 07/15/20	3,533,244
2,000,000	Resolution Funding Corp. STRIPS, 01/15/20	1,792,688
33,000	Tennessee Valley Authority, 4.625%, 09/15/60	40,381
5,000,000	Tennessee Valley Authority STRIPS, 07/15/16	4,828,875

	Total U.S. Government Agency Securities (Cost $21,053,826)	28,123,101

U.S. Treasury Obligations — 22.9%
	U.S. Treasury Bonds,
415,000	4.375%, 02/15/38	546,308
150,000	4.500%, 02/15/36	200,109
75,000	4.500%, 05/15/38	100,629

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
50,000	4.750%, 02/15/37	69,211
230,000	5.000%, 05/15/37	329,367
50,000	5.375%, 02/15/31	72,320
200,000	6.125%, 11/15/27	301,000
50,000	6.250%, 05/15/30	78,352
10,000	6.375%, 08/15/27	15,344
150,000	6.750%, 08/15/26	234,680
80,000	7.250%, 08/15/22	122,050
250,000	8.000%, 11/15/21	391,582
	U.S. Treasury Bonds STRIPS,
600,000	11/15/14	596,688
1,750,000	02/15/15	1,737,990
500,000	05/15/15	495,916
180,000	08/15/15	178,293
4,715,000	11/15/15	4,661,258
3,300,000	02/15/16 (m)	3,256,981
1,615,000	05/15/16	1,590,383
1,925,000	08/15/16	1,890,250
3,050,000	11/15/16	2,984,849
825,000	02/15/17	804,582
3,625,000	08/15/17	3,507,235
2,900,000	11/15/17	2,795,252
150,000	02/15/18	143,829
280,000	02/15/19	263,140
100,000	05/15/19	93,423
400,000	08/15/19	371,322
250,000	02/15/20	228,659
2,653,000	05/15/20	2,409,051
10,000,000	05/15/20	9,114,250
350,000	08/15/20	315,502
65,000	11/15/20	58,210
35,000	02/15/21	31,050
550,000	05/15/21	483,342
100,000	08/15/21	87,167
300,000	11/15/21	259,327
10,000	11/15/24	7,685
100,000	05/15/26	72,390
50,000	08/15/26	35,831
250,000	11/15/26	177,362
600,000	02/15/27	421,264
175,000	05/15/27	121,789
100,000	08/15/27	68,925
500,000	11/15/27	341,100
50,000	08/15/28	33,177
100,000	11/15/28	65,701
250,000	08/15/29	159,778
100,000	11/15/29	63,382
725,000	02/15/30	455,100
50,000	08/15/30	30,857
50,000	11/15/30	30,586
175,000	05/15/31	105,135
100,000	02/15/32	58,420
100,000	05/15/32	57,898
400,000	11/15/32	227,418
325,000	05/15/33	181,592
100,000	08/15/33	55,311
200,000	11/15/33	109,691
225,000	02/15/34	122,245
100,000	05/15/34	53,830
150,000	02/15/35	78,412
	U.S. Treasury Inflation Indexed Bonds,
100,000	2.500%, 01/15/29	152,635
300,000	3.625%, 04/15/28	674,509
	U.S. Treasury Inflation Indexed Notes,
500,000	0.500%, 04/15/15	555,350
200,000	0.625%, 04/15/13	218,850
170,000	1.375%, 07/15/18	211,715
	U.S. Treasury Notes,
300,000	0.375%, 10/31/12	300,060
125,000	1.375%, 11/30/18	128,838
400,000	1.375%, 12/31/18	411,969
150,000	1.750%, 10/31/18	158,062
400,000	2.250%, 07/31/18	433,000
742,000	3.125%, 05/15/19	845,880
200,000	3.250%, 12/31/16	223,078
200,000	3.500%, 02/15/18	229,391
250,000	3.500%, 05/15/20	292,715
300,000	3.875%, 02/15/13	304,160
500,000	4.000%, 11/15/12	502,327
500,000	4.750%, 08/15/17	599,531

	Total U.S. Treasury Obligations (Cost $42,837,155)	50,195,850

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 0.2%
	Investment Company — 0.2%
495,625	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (Cost $495,625)	495,625

	Total Investments — 99.7% (Cost $192,106,025)	218,297,757
	Other Assets in Excess of Liabilities — 0.3%	753,397

	NET ASSETS — 100.0%	$219,051,154

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2012.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue Bond
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2012.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2012.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The portfolio owns fair valued securities with a value of $407,959 which amounts to 0.2% of total investments.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
†	—	Security matures in 2111.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,106,478
Aggregate gross unrealized depreciation	(1,914,746)

Net unrealized appreciation/depreciation	$26,191,732

Federal income tax cost of investments	$192,106,025

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

Security Valuations — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Portfolio are valued. The value of securities listed on The NASDAQ Stock Market LLC is generally the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Portfolio may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Portfolio to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Portfolio’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) , a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Portfolio’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Portfolio’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.

Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Portfolio applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in its portfolio, by utilizing the quotations of an independent pricing service, unless the Portfolio’s Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Portfolio calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and discuss and assess Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values are assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$2,011,965	$267,453	$2,279,418
Collateralized Mortgage Obligations
Agency CMO	—	59,945,941	857,652	60,803,593
Non-Agency CMO	—	21,799,808	454,682	22,254,490

Total Collateralized Mortgage Obligations	—	81,745,749	1,312,334	83,058,083

Commercial Mortgage-Backed Securities	—	4,378,428	158,676	4,537,104
Corporate Bonds
Consumer Discretionary	—	2,702,528	—	2,702,528
Consumer Staples	—	1,472,762	—	1,472,762
Energy	—	1,570,210	—	1,570,210
Financials	—	18,893,486	105,000	18,998,486
Health Care	—	612,161	—	612,161
Industrials	—	1,728,577	122,733	1,851,310
Information Technology	—	2,022,334	—	2,022,334
Materials	—	1,028,157	—	1,028,157
Telecommunication Services	—	2,988,130	—	2,988,130
Utilities	—	3,120,355	—	3,120,355

Total Corporate Bonds	—	36,138,700	227,733	36,366,433

Foreign Government Securities	—	404,224	—	404,224
Mortgage Pass-Through Securities	—	12,317,039	—	12,317,039
Municipal Bonds	—	469,597	—	469,597
Supranational	—	51,283	—	51,283
U.S. Government Agency
Securities	—	28,123,101	—	28,123,101
U.S. Treasury Obligations	—	50,195,850	—	50,195,850
Short-Term Investment
Investment Company	495,625	—	—	495,625

Total Investments in Securities	$495,625	$215,835,936	$1,966,196	$218,297,757

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases 1	Sales 2	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/12
Investments in Securities
Asset-Backed Securities	$216,362	$—	$2,603	$3	$—	$(87,544)	$136,029	$—	$267,453
Collateralized Mortgage Obligations - Agency CMO	—	—	9,284	(80)	—	(29,144)	877,592	—	857,652
Collateralized Mortgage Obligations - Non-Agency CMO	189,888	—	1,218,385	(90,235)	121,248	(1,251,442)	266,838	—	454,682
Commercial Mortgage-Backed Securities	—	—	1,407	4	—	(80,890)	238,155	—	158,676
Corporate Bonds - Financials	293,044	(565,725)	601,063	—	—	(223,382)	—	—	105,000
Corporate Bonds - Industrials	—	—	8,942	—	—	(4,707)	118,498	—	122,733

Total	$699,294	$(565,725)	$1,841,684	$(90,308)	$121,248	$(1,677,109)	$1,637,112	$—	$1,966,196

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $1,254,621.

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.8%
	Consumer Discretionary — 10.9%
	Auto Components — 0.2%
552	BorgWarner, Inc. (a)	38,149
1,180	Goodyear Tire & Rubber Co. (The) (a)	14,384
3,297	Johnson Controls, Inc.	90,338

		142,871

	Automobiles — 0.4%
18,388	Ford Motor Co.	181,306
1,099	Harley-Davidson, Inc.	46,564

		227,870

	Distributors — 0.1%
748	Genuine Parts Co.	45,650

	Diversified Consumer Services — 0.0% (g)
486	Apollo Group, Inc., Class A (a)	14,118
1,307	H&R Block, Inc.	22,651

		36,769

	Hotels, Restaurants & Leisure — 1.8%
2,156	Carnival Corp.	78,565
153	Chipotle Mexican Grill, Inc. (a)	48,584
618	Darden Restaurants, Inc.	34,453
1,287	International Game Technology	16,847
1,214	Marriott International, Inc., Class A	47,467
4,862	McDonald’s Corp.	446,088
3,664	Starbucks Corp.	185,948
947	Starwood Hotels & Resorts Worldwide, Inc.	54,888
685	Wyndham Worldwide Corp.	35,949
383	Wynn Resorts Ltd.	44,214
2,198	Yum! Brands, Inc.	145,815

		1,138,818

	Household Durables — 0.3%
1,340	D.R. Horton, Inc.	27,658
324	Harman International Industries, Inc.	14,956
678	Leggett & Platt, Inc.	16,984
785	Lennar Corp., Class A	27,294
1,393	Newell Rubbermaid, Inc.	26,592
1,628	PulteGroup, Inc. (a)	25,234
374	Whirlpool Corp.	31,008

		169,726

	Internet & Catalog Retail — 1.0%
1,743	Amazon.com, Inc. (a)	443,280
452	Expedia, Inc.	26,144
268	Netflix, Inc. (a)	14,590
240	priceline.com, Inc. (a)	148,495
529	TripAdvisor, Inc. (a)	17,420

		649,929

	Leisure Equipment & Products — 0.1%
559	Hasbro, Inc.	21,337
1,644	Mattel, Inc.	58,329

		79,666

	Media — 3.5%
1,040	Cablevision Systems Corp., Class A	16,484
2,869	CBS Corp. (Non-Voting), Class B	104,231
12,901	Comcast Corp., Class A	461,469
3,027	DIRECTV (a)	158,796
1,192	Discovery Communications, Inc., Class A (a)	71,079
1,122	Gannett Co., Inc.	19,915
2,107	Interpublic Group of Cos., Inc. (The)	23,430
1,350	McGraw-Hill Cos., Inc. (The)	73,696
9,816	News Corp., Class A	240,786
1,281	Omnicom Group, Inc.	66,048
416	Scripps Networks Interactive, Inc., Class A	25,472
1,477	Time Warner Cable, Inc.	140,404
4,575	Time Warner, Inc.	207,385
2,283	Viacom, Inc., Class B	122,346
8,650	Walt Disney Co. (The)	452,222
22	Washington Post Co. (The), Class B	7,987

		2,191,750

	Multiline Retail — 0.8%
287	Big Lots, Inc. (a)	8,490
1,110	Dollar Tree, Inc. (a)	53,585
468	Family Dollar Stores, Inc.	31,028
686	J.C. Penney Co., Inc.	16,663
1,040	Kohl’s Corp.	53,269
1,941	Macy’s, Inc.	73,020
736	Nordstrom, Inc.	40,613
3,158	Target Corp.	200,438

		477,106

	Specialty Retail — 2.1%
398	Abercrombie & Fitch Co., Class A	13,500
186	AutoNation, Inc. (a)	8,123
180	AutoZone, Inc. (a)	66,541
1,119	Bed Bath & Beyond, Inc. (a)	70,497
1,283	Best Buy Co., Inc.	22,055
1,100	CarMax, Inc. (a)	31,130
596	GameStop Corp., Class A	12,516
1,437	Gap, Inc. (The)	51,416

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Specialty Retail — Continued
7,267	Home Depot, Inc. (The)	438,709
1,150	Limited Brands, Inc.	56,649
5,498	Lowe’s Cos., Inc.	166,259
573	O’Reilly Automotive, Inc. (a)	47,914
1,080	Ross Stores, Inc.	69,768
3,290	Staples, Inc.	37,901
574	Tiffany & Co.	35,519
3,548	TJX Cos., Inc.	158,915
527	Urban Outfitters, Inc. (a)	19,794

		1,307,206

	Textiles, Apparel & Luxury Goods — 0.6%
1,375	Coach, Inc.	77,027
264	Fossil, Inc. (a)	22,361
1,773	NIKE, Inc., Class B	168,275
294	Ralph Lauren Corp.	44,462
424	V.F. Corp.	67,569

		379,694

	Total Consumer Discretionary	6,847,055

	Consumer Staples — 10.7%
	Beverages — 2.4%
764	Beam, Inc.	43,961
730	Brown-Forman Corp., Class B	47,633
18,666	Coca-Cola Co. (The)	708,001
1,335	Coca-Cola Enterprises, Inc.	41,745
710	Constellation Brands, Inc., Class A (a)	22,969
1,015	Dr. Pepper Snapple Group, Inc.	45,198
750	Molson Coors Brewing Co., Class B	33,787
740	Monster Beverage Corp. (a)	40,078
7,504	PepsiCo, Inc.	531,058

		1,514,430

	Food & Staples Retailing — 2.4%
2,085	Costco Wholesale Corp.	208,761
6,133	CVS Caremark Corp.	296,960
2,626	Kroger Co. (The)	61,816
1,155	Safeway, Inc.	18,584
2,828	Sysco Corp.	88,432
4,132	Walgreen Co.	150,570
8,103	Wal-Mart Stores, Inc.	598,001
828	Whole Foods Market, Inc.	80,647

		1,503,771

	Food Products — 1.7%
3,175	Archer-Daniels-Midland Co.	86,296
868	Campbell Soup Co.	30,224
1,958	ConAgra Foods, Inc.	54,021
891	Dean Foods Co. (a)	14,568
3,125	General Mills, Inc.	124,531
1,543	H.J. Heinz Co.	86,331
731	Hershey Co. (The)	51,821
647	Hormel Foods Corp.	18,918
528	JM Smucker Co. (The)	45,582
1,190	Kellogg Co.	61,475
8,556	Kraft Foods, Inc., Class A	353,791
640	McCormick & Co., Inc. (Non-Voting)	39,706
982	Mead Johnson Nutrition Co.	71,961
1,396	Tyson Foods, Inc., Class A	22,364

		1,061,589

	Household Products — 2.1%
625	Clorox Co. (The)	45,031
2,149	Colgate-Palmolive Co.	230,416
1,904	Kimberly-Clark Corp.	163,325
13,279	Procter & Gamble Co. (The)	921,031

		1,359,803

	Personal Products — 0.2%
2,083	Avon Products, Inc.	33,224
1,158	Estee Lauder Cos., Inc. (The), Class A	71,298

		104,522

	Tobacco — 1.9%
9,801	Altria Group, Inc.	327,255
630	Lorillard, Inc.	73,364
8,128	Philip Morris International, Inc.	731,032
1,581	Reynolds American, Inc.	68,521

		1,200,172

	Total Consumer Staples	6,744,287

	Energy — 11.2%
	Energy Equipment & Services — 1.9%
2,119	Baker Hughes, Inc.	95,843
1,187	Cameron International Corp. (a)	66,555
335	Diamond Offshore Drilling, Inc.	22,046
1,119	Ensco plc, (United Kingdom), Class A	61,053
1,150	FMC Technologies, Inc. (a)	53,245
4,473	Halliburton Co.	150,695
510	Helmerich & Payne, Inc.	24,281
1,400	Nabors Industries Ltd., (Bermuda) (a)	19,642
2,056	National Oilwell Varco, Inc.	164,706
1,218	Noble Corp., (Switzerland) (a)	43,580
598	Rowan Cos. plc, Class A (a)	20,195

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
6,398	Schlumberger Ltd.	462,767

		1,184,608

	Oil, Gas & Consumable Fuels — 9.3%
1,062	Alpha Natural Resources, Inc. (a)	6,977
2,409	Anadarko Petroleum Corp.	168,437
1,886	Apache Corp.	163,082
1,013	Cabot Oil & Gas Corp.	45,484
2,502	Chesapeake Energy Corp.	47,213
9,460	Chevron Corp.	1,102,658
5,856	ConocoPhillips	334,846
1,098	CONSOL Energy, Inc.	32,995
1,886	Denbury Resources, Inc. (a)	30,478
1,814	Devon Energy Corp.	109,747
1,302	EOG Resources, Inc.	145,889
722	EQT Corp.	42,598
22,255	Exxon Mobil Corp.	2,035,220
1,432	Hess Corp.	76,927
2,750	Kinder Morgan, Inc.	97,680
3,399	Marathon Oil Corp.	100,508
1,631	Marathon Petroleum Corp.	89,036
890	Murphy Oil Corp.	47,784
651	Newfield Exploration Co. (a)	20,389
857	Noble Energy, Inc.	79,453
3,905	Occidental Petroleum Corp.	336,064
1,293	Peabody Energy Corp.	28,821
3,023	Phillips 66	140,177
594	Pioneer Natural Resources Co.	62,014
857	QEP Resources, Inc.	27,133
784	Range Resources Corp.	54,778
1,678	Southwestern Energy Co. (a)	58,361
3,148	Spectra Energy Corp.	92,425
505	Sunoco, Inc.	23,649
674	Tesoro Corp.	28,241
2,660	Valero Energy Corp.	84,269
3,020	Williams Cos., Inc. (The)	105,609
960	WPX Energy, Inc. (a)	15,926

		5,834,868

	Total Energy	7,019,476

	Financials — 14.4%
	Capital Markets — 1.8%
1,016	Ameriprise Financial, Inc.	57,597
5,695	Bank of New York Mellon Corp. (The)	128,821
617	BlackRock, Inc.	110,011
5,283	Charles Schwab Corp. (The)	67,569
1,238	E*TRADE Financial Corp. (a)	10,907
452	Federated Investors, Inc., Class B	9,352
666	Franklin Resources, Inc.	83,297
2,172	Goldman Sachs Group, Inc. (The)	246,913
2,147	Invesco Ltd.	53,653
580	Legg Mason, Inc.	14,314
6,667	Morgan Stanley	111,606
1,055	Northern Trust Corp.	48,968
2,310	State Street Corp.	96,928
1,224	T. Rowe Price Group, Inc.	77,479

		1,117,415

	Commercial Banks — 2.8%
3,370	BB&T Corp.	111,749
933	Comerica, Inc.	28,970
4,430	Fifth Third Bancorp	68,709
1,200	First Horizon National Corp.	11,556
4,138	Huntington Bancshares, Inc.	28,552
4,549	KeyCorp	39,758
580	M&T Bank Corp.	55,193
2,552	PNC Financial Services Group, Inc.	161,031
6,814	Regions Financial Corp.	49,129
2,596	SunTrust Banks, Inc.	73,389
9,137	U.S. Bancorp	313,399
23,684	Wells Fargo & Co.	817,809
888	Zions Bancorp	18,342

		1,777,586

	Consumer Finance — 0.9%
4,755	American Express Co.	270,369
2,801	Capital One Financial Corp.	159,685
2,482	Discover Financial Services	98,610
2,263	SLM Corp.	35,575

		564,239

	Diversified Financial Services — 3.0%
51,958	Bank of America Corp.	458,789
14,138	Citigroup, Inc.	462,595
1,475	CME Group, Inc.	84,518
350	IntercontinentalExchange, Inc. (a)	46,694
18,306	JPMorgan Chase & Co. (q)	741,027
955	Leucadia National Corp.	21,726
932	Moody’s Corp.	41,166
571	NASDAQ OMX Group, Inc. (The)	13,301
1,186	NYSE Euronext	29,235

		1,899,051

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Insurance — 3.7%
1,635	ACE Ltd., (Switzerland)	123,606
2,258	Aflac, Inc.	108,113
2,338	Allstate Corp. (The)	92,608
5,622	American International Group, Inc. (a)	184,345
1,554	Aon plc, (United Kingdom)	81,259
391	Assurant, Inc.	14,584
8,841	Berkshire Hathaway, Inc., Class B (a)	779,776
1,282	Chubb Corp. (The)	97,791
705	Cincinnati Financial Corp.	26,712
2,370	Genworth Financial, Inc., Class A (a)	12,395
2,102	Hartford Financial Services Group, Inc.	40,863
1,346	Lincoln National Corp.	32,560
1,507	Loews Corp.	62,179
2,623	Marsh & McLennan Cos., Inc.	88,998
5,121	MetLife, Inc.	176,470
1,338	Principal Financial Group, Inc.	36,046
2,702	Progressive Corp. (The)	56,040
2,246	Prudential Financial, Inc.	122,430
460	Torchmark Corp.	23,621
1,857	Travelers Cos., Inc. (The)	126,759
1,350	Unum Group	25,947
1,474	XL Group plc, (Ireland)	35,420

		2,348,522

	Real Estate Investment Trusts (REITs) — 2.1%
1,905	American Tower Corp.	135,998
702	Apartment Investment & Management Co., Class A	18,245
468	AvalonBay Communities, Inc.	63,643
726	Boston Properties, Inc.	80,303
1,451	Equity Residential	83,476
2,071	HCP, Inc.	92,118
1,227	Health Care REIT, Inc.	70,859
3,484	Host Hotels & Resorts, Inc.	55,918
1,962	Kimco Realty Corp.	39,770
779	Plum Creek Timber Co., Inc.	34,151
2,221	Prologis, Inc.	77,802
695	Public Storage	96,723
1,463	Simon Property Group, Inc.	222,098
1,424	Ventas, Inc.	88,644
815	Vornado Realty Trust	66,056
2,593	Weyerhaeuser Co.	67,781

		1,293,585

	Real Estate Management & Development — 0.0% (g)
1,456	CBRE Group, Inc., Class A (a)	26,805

	Thrifts & Mortgage Finance — 0.1%
2,292	Hudson City Bancorp, Inc.	18,244
1,693	People’s United Financial, Inc.	20,553

		38,797

	Total Financials	9,066,000

	Health Care — 11.8%
	Biotechnology — 1.6%
931	Alexion Pharmaceuticals, Inc. (a)	106,506
3,716	Amgen, Inc.	313,333
1,140	Biogen Idec, Inc. (a)	170,122
2,080	Celgene Corp. (a)	158,912
3,648	Gilead Sciences, Inc. (a)	241,972

		990,845

	Health Care Equipment & Supplies — 1.7%
2,638	Baxter International, Inc.	158,966
962	Becton, Dickinson & Co.	75,575
6,841	Boston Scientific Corp. (a)	39,267
376	C.R. Bard, Inc.	39,348
1,070	CareFusion Corp. (a)	30,377
2,315	Covidien plc, (Ireland)	137,557
683	DENTSPLY International, Inc.	26,050
558	Edwards Lifesciences Corp. (a)	59,912
193	Intuitive Surgical, Inc. (a)	95,657
4,919	Medtronic, Inc.	212,107
1,514	St. Jude Medical, Inc.	63,785
1,394	Stryker Corp.	77,590
534	Varian Medical Systems, Inc. (a)	32,211
843	Zimmer Holdings, Inc.	57,004

		1,105,406

	Health Care Providers & Services — 1.9%
1,611	Aetna, Inc.	63,796
1,214	AmerisourceBergen Corp.	46,994
1,645	Cardinal Health, Inc.	64,106
1,390	Cigna Corp.	65,566
646	Coventry Health Care, Inc.	26,932
410	DaVita, Inc. (a)	42,480
3,909	Express Scripts Holding Co. (a)	244,977
780	Humana, Inc.	54,717
463	Laboratory Corp. of America Holdings (a)	42,814
1,138	McKesson Corp.	97,902
409	Patterson Cos., Inc.	14,004
766	Quest Diagnostics, Inc.	48,587
2,009	Tenet Healthcare Corp. (a)	12,596
4,979	UnitedHealth Group, Inc.	275,886

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
1,568	WellPoint, Inc.	90,960

		1,192,317

	Health Care Technology — 0.1%
702	Cerner Corp. (a)	54,342

	Life Sciences Tools & Services — 0.4%
1,680	Agilent Technologies, Inc.	64,596
846	Life Technologies Corp. (a)	41,353
550	PerkinElmer, Inc.	16,209
1,762	Thermo Fisher Scientific, Inc.	103,658
422	Waters Corp. (a)	35,165

		260,981

	Pharmaceuticals — 6.1%
7,567	Abbott Laboratories	518,794
1,482	Allergan, Inc.	135,722
8,095	Bristol-Myers Squibb Co.	273,206
4,924	Eli Lilly & Co.	233,447
1,127	Forest Laboratories, Inc. (a)	40,132
796	Hospira, Inc. (a)	26,125
13,292	Johnson & Johnson	915,952
14,683	Merck & Co., Inc.	662,203
1,957	Mylan, Inc. (a)	47,751
424	Perrigo Co.	49,256
36,012	Pfizer, Inc.	894,898
615	Watson Pharmaceuticals, Inc. (a)	52,373

		3,849,859

	Total Health Care	7,453,750

	Industrials — 9.7%
	Aerospace & Defense — 2.2%
3,262	Boeing Co. (The)	227,101
1,599	General Dynamics Corp.	105,726
3,763	Honeywell International, Inc.	224,839
466	L-3 Communications Holdings, Inc.	33,417
1,298	Lockheed Martin Corp.	121,207
1,192	Northrop Grumman Corp.	79,185
701	Precision Castparts Corp.	114,501
1,601	Raytheon Co.	91,513
685	Rockwell Collins, Inc.	36,743
1,354	Textron, Inc.	35,434
4,045	United Technologies Corp.	316,683

		1,386,349

	Air Freight & Logistics — 0.7%
779	C.H. Robinson Worldwide, Inc.	45,611
1,015	Expeditors International of Washington, Inc.	36,905
1,408	FedEx Corp.	119,145
3,466	United Parcel Service, Inc., Class B	248,062

		449,723

	Airlines — 0.0% (g)
3,583	Southwest Airlines Co.	31,423

	Building Products — 0.0% (g)
1,722	Masco Corp.	25,916

	Commercial Services & Supplies — 0.6%
489	Avery Dennison Corp.	15,560
519	Cintas Corp.	21,513
728	Iron Mountain, Inc.	24,832
968	Pitney Bowes, Inc.	13,378
869	R.R. Donnelley & Sons Co.	9,211
1,444	Republic Services, Inc.	39,725
413	Stericycle, Inc. (a)	37,385
2,217	Tyco International Ltd., (Switzerland)	124,728
2,101	Waste Management, Inc.	67,400

		353,732

	Construction & Engineering — 0.2%
805	Fluor Corp.	45,305
625	Jacobs Engineering Group, Inc. (a)	25,269
1,028	Quanta Services, Inc. (a)	25,392

		95,966

	Electrical Equipment — 0.5%
771	Cooper Industries plc	57,871
3,506	Emerson Electric Co.	169,235
680	Rockwell Automation, Inc.	47,294
471	Roper Industries, Inc.	51,758

		326,158

	Industrial Conglomerates — 2.5%
3,066	3M Co.	283,360
2,816	Danaher Corp.	155,302
50,906	General Electric Co.	1,156,075

		1,594,737

	Machinery — 1.9%
3,150	Caterpillar, Inc.	271,026
853	Cummins, Inc.	78,655
1,888	Deere & Co.	155,741
881	Dover Corp.	52,411
1,628	Eaton Corp.	76,939
246	Flowserve Corp.	31,424

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Machinery — Continued
2,080	Illinois Tool Works, Inc.	123,698
1,382	Ingersoll-Rand plc, (Ireland)	61,941
511	Joy Global, Inc.	28,647
1,704	PACCAR, Inc.	68,203
560	Pall Corp.	35,554
721	Parker Hannifin Corp.	60,261
478	Pentair, Inc.	21,276
281	Snap-on, Inc.	20,195
811	Stanley Black & Decker, Inc.	61,839
895	Xylem, Inc.	22,509

		1,170,319

	Professional Services — 0.1%
217	Dun & Bradstreet Corp. (The)	17,278
578	Equifax, Inc.	26,923
684	Robert Half International, Inc.	18,215

		62,416

	Road & Rail — 0.8%
5,014	CSX Corp.	104,040
1,540	Norfolk Southern Corp.	97,990
246	Ryder System, Inc.	9,609
2,284	Union Pacific Corp.	271,111

		482,750

	Trading Companies & Distributors — 0.2%
1,299	Fastenal Co. (c)	55,844
289	W.W. Grainger, Inc.	60,219

		116,063

	Total Industrials	6,095,552

	Information Technology — 19.9%
	Communications Equipment — 1.9%
25,505	Cisco Systems, Inc.	486,891
381	F5 Networks, Inc. (a)	39,891
546	Harris Corp.	27,966
1,118	JDS Uniphase Corp. (a)	13,846
2,539	Juniper Networks, Inc. (a)	43,442
1,380	Motorola Solutions, Inc.	69,759
8,212	QUALCOMM, Inc.	513,168

		1,194,963

	Computers & Peripherals — 5.9%
4,519	Apple, Inc.	3,015,348
7,025	Dell, Inc.	69,266
10,119	EMC Corp. (a)	275,945
9,479	Hewlett-Packard Co.	161,712
1,752	NetApp, Inc. (a)	57,606
1,164	SanDisk Corp. (a)	50,553
1,705	Seagate Technology plc, (Ireland)	52,855
1,073	Western Digital Corp. (a)	41,557

		3,724,842

	Electronic Equipment, Instruments & Components — 0.4%
777	Amphenol Corp., Class A	45,750
7,179	Corning, Inc.	94,404
728	FLIR Systems, Inc.	14,542
902	Jabil Circuit, Inc.	16,885
663	Molex, Inc.	17,424
2,062	TE Connectivity Ltd., (Switzerland)	70,128

		259,133

	Internet Software & Services — 2.2%
854	Akamai Technologies, Inc. (a)	32,674
5,592	eBay, Inc. (a)	270,709
1,277	Google, Inc., Class A (a)	963,497
754	VeriSign, Inc. (a)	36,712
5,026	Yahoo!, Inc. (a)	80,290

		1,383,882

	IT Services — 3.8%
3,060	Accenture plc, (Ireland), Class A	214,292
2,336	Automatic Data Processing, Inc.	137,030
1,439	Cognizant Technology Solutions Corp., Class A (a)	100,615
749	Computer Sciences Corp.	24,125
1,208	Fidelity National Information Services, Inc.	37,714
655	Fiserv, Inc. (a)	48,490
5,179	International Business Machines Corp.	1,074,383
518	MasterCard, Inc., Class A	233,867
1,556	Paychex, Inc.	51,799
1,368	SAIC, Inc.	16,471
813	Teradata Corp. (a)	61,308
780	Total System Services, Inc.	18,486
2,520	Visa, Inc., Class A	338,385
2,905	Western Union Co. (The)	52,929

		2,409,894

	Office Electronics — 0.1%
6,303	Xerox Corp.	46,264

	Semiconductors & Semiconductor Equipment — 2.0%
2,900	Advanced Micro Devices, Inc. (a)	9,773
1,542	Altera Corp.	52,405
1,441	Analog Devices, Inc.	56,473

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
5,966	Applied Materials, Inc.	66,610
2,480	Broadcom Corp., Class A (a)	85,759
289	First Solar, Inc. (a)	6,400
24,121	Intel Corp.	547,064
803	KLA-Tencor Corp.	38,307
879	Lam Research Corp. (a)	27,939
1,110	Linear Technology Corp.	35,354
2,688	LSI Corp. (a)	18,574
934	Microchip Technology, Inc.	30,579
4,906	Micron Technology, Inc. (a)	29,363
2,986	NVIDIA Corp. (a)	39,833
905	Teradyne, Inc. (a)	12,869
5,486	Texas Instruments, Inc.	151,139
1,264	Xilinx, Inc.	42,230

		1,250,671

	Software — 3.6%
2,371	Adobe Systems, Inc. (a)	76,963
1,094	Autodesk, Inc. (a)	36,507
708	BMC Software, Inc. (a)	29,375
1,651	CA, Inc.	42,538
902	Citrix Systems, Inc. (a)	69,066
1,535	Electronic Arts, Inc. (a)	19,479
1,331	Intuit, Inc.	78,369
36,377	Microsoft Corp.	1,083,307
18,361	Oracle Corp.	578,188
930	Red Hat, Inc. (a)	52,954
616	Salesforce.com, Inc. (a)	94,057
3,389	Symantec Corp. (a)	61,002

		2,221,805

	Total Information Technology	12,491,454

	Materials — 3.5%
	Chemicals — 2.4%
1,021	Air Products & Chemicals, Inc.	84,437
335	Airgas, Inc.	27,570
302	CF Industries Holdings, Inc.	67,116
5,776	Dow Chemical Co. (The)	167,273
4,486	E.I. du Pont de Nemours & Co.	225,511
737	Eastman Chemical Co.	42,016
1,269	Ecolab, Inc.	82,244
662	FMC Corp.	36,662
393	International Flavors & Fragrances, Inc.	23,415
1,636	LyondellBasell Industries N.V., (Netherlands), Class A	84,516
2,569	Monsanto Co.	233,830
1,334	Mosaic Co. (The)	76,852
736	PPG Industries, Inc.	84,522
1,437	Praxair, Inc.	149,276
410	Sherwin-Williams Co. (The)	61,053
582	Sigma-Aldrich Corp.	41,887

		1,488,180

	Construction Materials — 0.0% (g)
624	Vulcan Materials Co.	29,515

	Containers & Packaging — 0.1%
746	Ball Corp.	31,563
498	Bemis Co., Inc.	15,672
795	Owens-Illinois, Inc. (a)	14,914
843	Sealed Air Corp.	13,033

		75,182

	Metals & Mining — 0.8%
5,144	Alcoa, Inc.	45,525
517	Allegheny Technologies, Inc.	16,492
687	Cliffs Natural Resources, Inc.	26,882
4,576	Freeport-McMoRan Copper & Gold, Inc.	181,118
2,392	Newmont Mining Corp.	133,976
1,531	Nucor Corp.	58,576
354	Titanium Metals Corp.	4,542
696	United States Steel Corp.	13,273

		480,384

	Paper & Forest Products — 0.2%
2,108	International Paper Co.	76,563
837	MeadWestvaco Corp.	25,612

		102,175

	Total Materials	2,175,436

	Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 2.9%
27,814	AT&T, Inc.	1,048,588
3,002	CenturyLink, Inc.	121,281
4,814	Frontier Communications Corp.	23,588
13,735	Verizon Communications, Inc.	625,904
2,835	Windstream Corp.	28,662

		1,848,023

	Wireless Telecommunication Services — 0.3%
1,413	Crown Castle International Corp. (a)	90,573
1,525	MetroPCS Communications, Inc. (a)	17,858

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Wireless Telecommunication Services — Continued
14,466	Sprint Nextel Corp. (a)	79,852

		188,283

	Total Telecommunication Services	2,036,306

	Utilities — 3.5%
	Electric Utilities — 2.1%
2,338	American Electric Power Co., Inc.	102,732
3,394	Duke Energy Corp.	219,931
1,571	Edison International	71,779
855	Entergy Corp.	59,251
4,115	Exelon Corp.	146,412
2,016	FirstEnergy Corp.	88,905
2,039	NextEra Energy, Inc.	143,403
1,513	Northeast Utilities	57,842
1,103	Pepco Holdings, Inc.	20,847
529	Pinnacle West Capital Corp.	27,931
2,799	PPL Corp.	81,311
4,218	Southern Co. (The)	194,408
2,351	Xcel Energy, Inc.	65,146

		1,279,898

	Gas Utilities — 0.1%
567	AGL Resources, Inc.	23,196
988	ONEOK, Inc.	47,730

		70,926

	Independent Power Producers & Energy Traders — 0.1%
2,993	AES Corp. (The) (a)	32,833
1,099	NRG Energy, Inc.	23,508

		56,341

	Multi-Utilities — 1.2%
1,169	Ameren Corp.	38,191
2,060	CenterPoint Energy, Inc.	43,878
1,278	CMS Energy Corp. (c)	30,097
1,413	Consolidated Edison, Inc.	84,625
2,764	Dominion Resources, Inc.	146,326
828	DTE Energy Co.	49,630
376	Integrys Energy Group, Inc.	19,627
1,373	NiSource, Inc.	34,984
2,056	PG&E Corp.	87,730
2,439	Public Service Enterprise Group, Inc.	78,487
633	SCANA Corp.	30,555
1,084	Sempra Energy	69,907
981	TECO Energy, Inc.	17,403
1,111	Wisconsin Energy Corp.	41,852

		773,292

	Total Utilities	2,180,457

	Total Common Stocks (Cost $45,460,273)	62,109,773

Short-Term Investments — 1.2%
	Investment Company — 1.1%
695,906	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m)	695,906

PRINCIPAL AMOUNT ($)
	U.S. Treasury Obligation — 0.1%
70,000	U.S. Treasury Bill, 0.087%, 11/01/12 (k) (n)	69,996

	Total Short-Term Investments (Cost $765,901)	765,902

SHARES
Investments of Cash Collateral for Securities on Loan — 0.1%
	Investment Company — 0.1%
32,977	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $32,977)	32,977

	Total Investments — 100.1% (Cost $46,259,151)	62,908,652
	Liabilities in Excess of Other Assets — (0.1)%	(59,771)

	NET ASSETS — 100.0%	$62,848,881

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
10	E-mini S&P 500	12/21/12	$717,100	$(2,710)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(q)	—	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,981,966
Aggregate gross unrealized depreciation	(2,332,465)

Net unrealized appreciation/depreciation	$16,649,501

Federal income tax cost of investments	$46,259,151

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$62,838,656	$69,996	$—	$62,908,652
Depreciation in Other Financial Instruments
Futures Contracts	$(2,710)	$—	$—	$(2,710)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net (amortization) accretion	Purchases 1	Sales 2	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/12
Investment in Securities
Common Stocks —Consumer Discretionary	$—	(a)	$(690)	$—	$—	$858	$(168)	$—	$—	$—
Preferred Stocks —Consumer Discretionary	—	(a)	(5)	—	—	23	(18)	—	—	$—

Total	$—	(a)	$(695)	$—	$—	$881	$(186)	$—	$—	$—

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Security has zero value.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to zero.

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.4%
	Australia — 3.2%
22,960	BHP Billiton Ltd. (m)	784,517
4,697	Rio Tinto Ltd. (m)	257,993

		1,042,510

	Belgium — 1.6%
6,100	Anheuser-Busch InBev N.V. (m)	521,847

	China — 3.4%
276,000	China Construction Bank Corp., Class H (m)	190,355
154,000	CNOOC Ltd. (m)	312,672
431,500	Industrial & Commercial Bank of China Ltd., Class H (m)	253,196
23,000	Ping An Insurance Group Co. of China Ltd., Class H (m)	172,079
41,200	Sands China Ltd. (m)	152,538

		1,080,840

	France — 12.8%
5,993	Accor S.A. (m)	199,522
22,449	AXA S.A. (m)	334,214
5,289	BNP Paribas S.A. (m)	250,757
3,245	Imerys S.A. (m)	190,394
6,010	Lafarge S.A. (m)	322,902
2,342	LVMH Moet Hennessy Louis Vuitton S.A. (m)	351,577
2,663	Pernod-Ricard S.A. (m)	298,710
2,030	PPR (m)	311,566
5,907	Sanofi (m)	505,500
4,132	Schneider Electric S.A. (m)	244,298
5,760	Societe Generale S.A. (a) (m)	163,226
2,650	Technip S.A. (m)	294,446
12,726	Total S.A. (m)	633,118

		4,100,230

	Germany — 7.2%
2,500	Allianz SE (m)	298,159
5,780	Bayer AG (m)	497,020
2,670	Fresenius Medical Care AG & Co. KGaA (m)	195,846
2,159	Linde AG (m)	372,125
7,198	SAP AG (m)	512,234
4,285	Siemens AG (m)	428,588

		2,303,972

	Hong Kong — 2.6%
67,000	Belle International Holdings Ltd. (m)	121,079
27,000	Cheung Kong Holdings Ltd. (m)	394,435
97,000	Hang Lung Properties Ltd. (m)	330,273

		845,787

	Indonesia — 0.3%
127,500	Astra International Tbk PT (m)	98,272

	Ireland — 1.4%
32,082	WPP plc (m)	436,985

	Israel — 0.9%
6,830	Teva Pharmaceutical Industries Ltd., ADR (m)	282,830

	Japan — 16.2%
10,600	Canon, Inc. (m)	340,236
5,100	Daikin Industries Ltd. (m)	131,907
3,300	East Japan Railway Co. (m)	218,345
1,800	FANUC Corp. (m)	289,725
15,000	Honda Motor Co., Ltd. (m)	463,580
13,000	Japan Tobacco, Inc. (m)	389,139
18,000	Komatsu Ltd. (m)	352,798
38,000	Kubota Corp. (m)	383,508
4,500	Makita Corp. (m)	174,190
20,000	Mitsubishi Corp. (m)	362,257
3,700	Murata Manufacturing Co., Ltd. (m)	196,975
3,600	Nidec Corp. (m)	262,973
6,000	Omron Corp. (m)	115,300
6,700	Shin-Etsu Chemical Co., Ltd. (m)	376,534
2,000	SMC Corp. (m)	321,867
22,900	Sumitomo Corp. (m)	308,065
10,200	Toyota Motor Corp. (m)	399,935
308	Yahoo! Japan Corp. (m)	117,179

		5,204,513

	Mexico — 0.6%
7,860	America Movil S.A.B. de C.V., Series L, ADR (m)	199,958

	Netherlands — 4.8%
3,360	Akzo Nobel N.V. (m)	189,728
48,943	ING Groep N.V., CVA (a) (m)	387,639
27,339	Royal Dutch Shell plc, Class A (m)	946,597

		1,523,964

	South Korea — 1.5%
390	Hyundai Mobis (m)	108,422
306	Samsung Electronics Co., Ltd. (m)	368,760

		477,182

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Spain — 0.9%
35,376	Banco Bilbao Vizcaya Argentaria S.A. (m)	278,333

	Sweden — 0.8%
10,830	Atlas Copco AB, Class A (m)	253,058

	Switzerland — 12.1%
16,460	ABB Ltd. (a) (m)	308,842
3,060	Cie Financiere Richemont S.A., Class A (m)	183,732
12,970	Credit Suisse Group AG (a) (m)	274,241
4,821	Holcim Ltd. (a) (m)	307,055
11,962	Nestle S.A. (m)	754,771
8,038	Novartis AG (m)	491,954
3,243	Roche Holding AG (m)	606,592
98	SGS S.A. (m)	201,530
22,299	Xstrata plc (m)	345,924
1,675	Zurich Insurance Group AG (a) (m)	417,590

		3,892,231

	Taiwan — 1.1%
23,167	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	366,502

	United Kingdom — 25.0%
98,077	Barclays plc (m)	340,583
34,791	BG Group plc (m)	703,986
9,330	British American Tobacco plc (m)	479,407
20,280	Burberry Group plc (m)	328,375
61,169	Centrica plc (m)	323,683
19,643	GlaxoSmithKline plc (m)	453,412
84,166	HSBC Holdings plc (m)	782,715
45,669	ICAP plc (m)	237,393
11,041	Imperial Tobacco Group plc (m)	409,031
74,680	Man Group plc (m)	99,580
40,270	Marks & Spencer Group plc (m)	232,398
29,050	Meggitt plc (m)	185,395
36,241	Prudential plc (m)	470,599
7,918	Rio Tinto plc (m)	370,240
30,784	Standard Chartered plc (m)	697,532
72,478	Tesco plc (m)	389,208
14,740	Tullow Oil plc (m)	326,994
11,682	Unilever plc (m)	426,532
269,978	Vodafone Group plc (m)	767,178

		8,024,241

	Total Common Stocks (Cost $24,024,356)	30,933,255

Preferred Stocks — 2.1%
	Germany — 2.1%
3,180	Henkel AG & Co. KGaA (m)	253,315
2,270	Volkswagen AG (m)	415,059

	Total Preferred Stocks (Cost $430,007)	668,374

	Total Investments — 98.5% (Cost $24,454,363)	31,601,629
	Other Assets in Excess of Liabilities — 1.5%	489,582

	NET ASSETS — 100.0%	$32,091,211

Percentages indicated are based on net assets.

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

Summary of Investments by Industry, September 30, 2012

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

Industry	Percentage
Commercial Banks	9.4%
Oil, Gas & Consumable Fuels	9.3
Pharmaceuticals	9.0
Machinery	5.6
Metals & Mining	5.6
Insurance	5.4
Automobiles	4.4
Tobacco	4.0
Food Products	3.7
Wireless Telecommunication Services	3.1
Chemicals	3.0
Textiles, Apparel & Luxury Goods	2.7
Beverages	2.6
Construction Materials	2.6
Electrical Equipment	2.6
Semiconductors & Semiconductor Equipment	2.3
Real Estate Management & Development	2.3
Trading Companies & Distributors	2.1
Capital Markets	1.9
Multiline Retail	1.7
Software	1.6
Media	1.4
Industrial Conglomerates	1.4
Food & Staples Retailing	1.2
Diversified Financial Services	1.2
Hotels, Restaurants & Leisure	1.1
Office Electronics	1.1
Multi-Utilities	1.0
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	5.7

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification

(a)	—	Non-income producing security.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

In addition, the value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments described in Note 2.A. are $30,752,338 which amounts to 97.3% of total investments.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,393,143
Aggregate gross unrealized depreciation	(2,245,877)

Net unrealized appreciation/depreciation	$7,147,266

Federal income tax cost of investments	$24,454,363

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$31,601,629	$—	$31,601,629

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the SOI. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.4%
	Consumer Discretionary — 16.0%
	Auto Components — 0.4%
4,800	Delphi Automotive plc, (United Kingdom) (a)	148,800

	Automobiles — 0.5%
12,000	Ford Motor Co.	118,320
2,300	Thor Industries, Inc.	83,536

		201,856

	Diversified Consumer Services — 0.7%
8,600	H&R Block, Inc.	149,038
8,100	Service Corp. International	109,026

		258,064

	Hotels, Restaurants & Leisure — 2.6%
3,200	Bally Technologies, Inc. (a)	158,048
4,900	Brinker International, Inc.	172,970
8,400	Marriott International, Inc., Class A	328,440
2,600	Six Flags Entertainment Corp.	152,880
3,100	Wyndham Worldwide Corp.	162,688

		975,026

	Household Durables — 0.7%
3,600	Jarden Corp.	190,224
4,400	PulteGroup, Inc. (a)	68,200

		258,424

	Internet & Catalog Retail — 1.6%
3,100	Expedia, Inc.	179,304
700	priceline.com, Inc. (a)	433,111

		612,415

	Leisure Equipment & Products — 0.6%
2,400	Mattel, Inc.	85,152
1,600	Polaris Industries, Inc.	129,392

		214,544

	Media — 3.5%
6,300	CBS Corp. (Non-Voting), Class B	228,879
6,600	DIRECTV (a)	346,236
9,900	Gannett Co., Inc.	175,725
1,700	Scripps Networks Interactive, Inc., Class A	104,091
1,000	Time Warner Cable, Inc.	95,060
6,600	Viacom, Inc., Class B	353,694

		1,303,685

	Multiline Retail — 1.3%
13,550	Macy’s, Inc.	509,751

	Specialty Retail — 3.7%
2,600	Gap, Inc. (The)	93,028
14,900	Home Depot, Inc. (The)	899,513
1,400	PetSmart, Inc.	96,572
6,500	TJX Cos., Inc.	291,135

		1,380,248

	Textiles, Apparel & Luxury Goods — 0.4%
1,800	PVH Corp.	168,696

	Total Consumer Discretionary	6,031,509

	Consumer Staples — 12.5%
	Beverages — 2.4%
15,500	Coca-Cola Co. (The)	587,915
5,100	Coca-Cola Enterprises, Inc.	159,477
4,500	Constellation Brands, Inc., Class A (a)	145,575

		892,967

	Food & Staples Retailing — 3.1%
5,800	CVS Caremark Corp.	280,836
7,100	Kroger Co. (The)	167,134
9,750	Wal-Mart Stores, Inc.	719,550

		1,167,520

	Food Products — 2.5%
12,700	Archer-Daniels-Midland Co.	345,186
4,300	Campbell Soup Co.	149,726
5,300	ConAgra Foods, Inc.	146,227
3,400	Dean Foods Co. (a)	55,590
5,700	General Mills, Inc.	227,145

		923,874

	Household Products — 1.0%
1,000	Energizer Holdings, Inc.	74,610
3,700	Kimberly-Clark Corp.	317,386

		391,996

	Personal Products — 0.4%
3,500	Nu Skin Enterprises, Inc., Class A	135,905

	Tobacco — 3.1%
13,000	Philip Morris International, Inc.	1,169,220

	Total Consumer Staples	4,681,482

	Energy — 4.5%
	Energy Equipment & Services — 1.4%
6,700	National Oilwell Varco, Inc.	536,737

	Oil, Gas & Consumable Fuels — 3.1%
3,334	Chevron Corp.	388,611
4,200	Exxon Mobil Corp.	384,090
5,500	Marathon Oil Corp.	162,635
800	Marathon Petroleum Corp.	43,672
1,300	Phillips 66	60,281

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
5,000	Western Refining, Inc.	130,900

		1,170,189

	Total Energy	1,706,926

	Financials — 5.3%
	Capital Markets — 0.8%
12,600	American Capital Ltd. (a)	142,884
2,700	Ameriprise Financial, Inc.	153,063

		295,947

	Commercial Banks — 0.6%
6,300	Wells Fargo & Co.	217,539

	Consumer Finance — 1.6%
14,600	Discover Financial Services	580,058

	Diversified Financial Services — 0.3%
3,400	Citigroup, Inc.	111,248

	Insurance — 0.3%
3,700	Validus Holdings Ltd., (Bermuda)	125,467

	Real Estate Investment Trusts (REITs) — 1.7%
7,500	CBL & Associates Properties, Inc.	160,050
1,900	Digital Realty Trust, Inc.	132,715
1,100	Extra Space Storage, Inc.	36,575
4,700	Hospitality Properties Trust	111,766
3,000	LaSalle Hotel Properties	80,070
2,000	Ventas, Inc.	124,500

		645,676

	Total Financials	1,975,935

	Health Care — 11.4%
	Biotechnology — 4.4%
8,050	Amgen, Inc.	678,776
12,400	Gilead Sciences, Inc. (a)	822,492
2,700	Vertex Pharmaceuticals, Inc. (a)	151,065

		1,652,333

	Health Care Equipment & Supplies — 1.9%
5,500	Baxter International, Inc.	331,430
5,300	Covidien plc, (Ireland)	314,926
1,300	Zimmer Holdings, Inc.	87,906

		734,262

	Health Care Providers & Services — 2.7%
2,600	HCA Holdings, Inc.	86,450
6,800	McKesson Corp.	585,004
6,000	UnitedHealth Group, Inc.	332,460

		1,003,914

	Pharmaceuticals — 2.4%
4,500	Endo Health Solutions, Inc. (a)	142,740
25,000	Pfizer, Inc.	621,250
10,450	Warner Chilcott plc, (Ireland), Class A	141,075

		905,065

	Total Health Care	4,295,574

	Industrials — 10.7%
	Aerospace & Defense — 3.0%
7,200	General Dynamics Corp.	476,064
11,100	Honeywell International, Inc.	663,225

		1,139,289

	Airlines — 0.6%
14,000	Delta Air Lines, Inc. (a)	128,240
4,200	United Continental Holdings, Inc. (a)	81,900

		210,140

	Commercial Services & Supplies — 1.6%
12,800	R.R. Donnelley & Sons Co.	135,680
8,300	Tyco International Ltd., (Switzerland)	466,958

		602,638

	Construction & Engineering — 0.3%
3,300	Chicago Bridge & Iron Co. N.V., (Netherlands)	125,697

	Machinery — 3.5%
14,200	Ingersoll-Rand plc, (Ireland)	636,444
5,900	Parker Hannifin Corp.	493,122
2,400	Stanley Black & Decker, Inc.	183,000

		1,312,566

	Professional Services — 0.4%
2,100	Dun & Bradstreet Corp. (The)	167,202

	Road & Rail — 1.3%
13,700	CSX Corp.	284,275
1,600	Union Pacific Corp.	189,920

		474,195

	Total Industrials	4,031,727

	Information Technology — 31.0%
	Communications Equipment — 1.4%
28,700	Brocade Communications Systems, Inc. (a)	169,760
5,700	QUALCOMM, Inc.	356,193

		525,953

	Computers & Peripherals — 10.1%
5,605	Apple, Inc.	3,739,992
2,400	Diebold, Inc.	80,904

		3,820,896

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Electronic Equipment, Instruments & Components — 0.2%
8,000	Vishay Intertechnology, Inc. (a)	78,640

	Internet Software & Services — 1.5%
5,000	AOL, Inc. (a)	176,150
500	Google, Inc., Class A (a)	377,250

		553,400

	IT Services — 8.2%
1,250	Alliance Data Systems Corp. (a)	177,438
3,600	FleetCor Technologies, Inc. (a)	161,280
7,850	International Business Machines Corp.	1,628,482
5,500	Lender Processing Services, Inc.	153,395
4,400	NeuStar, Inc., Class A (a)	176,132
3,300	Visa, Inc., Class A	443,124
18,600	Western Union Co. (The)	338,892

		3,078,743

	Semiconductors & Semiconductor Equipment — 2.7%
11,200	Altera Corp.	380,632
8,800	Broadcom Corp., Class A (a)	304,304
8,900	Freescale Semiconductor Ltd. (a)	84,639
4,600	Intel Corp.	104,328
2,200	Lam Research Corp. (a)	69,927
6,500	Marvell Technology Group Ltd., (Bermuda)	59,475

		1,003,305

	Software — 6.9%
3,800	BMC Software, Inc. (a)	157,662
55,200	Microsoft Corp.	1,643,856
17,440	Oracle Corp.	549,186
14,700	Symantec Corp. (a)	264,600

		2,615,304

	Total Information Technology	11,676,241

	Materials — 4.2%
	Chemicals — 4.2%
2,400	CF Industries Holdings, Inc.	533,376
4,100	LyondellBasell Industries N.V., (Netherlands), Class A	211,806
5,500	Monsanto Co.	500,610
3,000	PPG Industries, Inc.	344,520

	Total Materials	1,590,312

	Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.8%
13,002	CenturyLink, Inc.	525,281
5,600	tw telecom, inc. (a)	145,992

	Total Telecommunication Services	671,273

	Total Common Stocks (Cost $30,212,944)	36,660,979

Short-Term Investment — 1.7%
	Investment Company — 1.7%
625,000	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $625,000)	625,000

	Total Investments — 99.1% (Cost $30,837,944)	37,285,979
	Other Assets in Excess of Liabilities — 0.9%	342,466

	NET ASSETS — 100.0%	$37,628,445

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
15	E-mini S&P 500	12/21/12	$1,075,650	$(6,760)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	— The rate shown is the current yield as of September 30, 2012.
(m)	— All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,839,091
Aggregate gross unrealized depreciation	(391,056)

Net unrealized appreciation/depreciation	$6,448,035

Federal income tax cost of investments	$30,837,944

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$37,285,979	$—	$—	$37,285,979
Depreciation in Other Financial Instruments
Futures Contracts	$(6,760)	$—	$—	$(6,760)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.2%
	Consumer Discretionary — 16.9%
	Auto Components — 0.6%
3,300	Delphi Automotive plc, (United Kingdom) (a)	102,300
2,800	TRW Automotive Holdings Corp. (a)	122,388

		224,688

	Distributors — 0.5%
300	Genuine Parts Co.	18,309
8,900	LKQ Corp. (a)	164,650

		182,959

	Diversified Consumer Services — 1.3%
2,400	Apollo Group, Inc., Class A (a)	69,720
2,200	ITT Educational Services, Inc. (a)	70,906
24,300	Service Corp. International	327,078

		467,704

	Hotels, Restaurants & Leisure — 2.1%
6,700	Brinker International, Inc.	236,510
10,300	Wyndham Worldwide Corp.	540,544

		777,054

	Household Durables — 2.3%
3,950	Garmin Ltd., (Switzerland)	164,873
6,050	Leggett & Platt, Inc.	151,553
32,900	PulteGroup, Inc. (a)	509,950
400	Tupperware Brands Corp.	21,436

		847,812

	Internet & Catalog Retail — 0.5%
2,900	Expedia, Inc.	167,736

	Leisure Equipment & Products — 0.1%
1,500	Mattel, Inc.	53,220

	Media — 2.6%
15,700	CBS Corp. (Non-Voting), Class B	570,381
5,850	DISH Network Corp., Class A	179,068
6,000	Lamar Advertising Co., Class A (a)	222,360

		971,809

	Multiline Retail — 2.8%
1,800	Dillard’s, Inc., Class A	130,176
1,600	Dollar Tree, Inc. (a)	77,240
21,300	Macy’s, Inc.	801,306

		1,008,722

	Specialty Retail — 3.6%
800	AutoZone, Inc. (a)	295,736
3,800	Foot Locker, Inc.	134,900
6,900	GameStop Corp., Class A	144,900
500	Gap, Inc. (The)	17,890
2,200	O’Reilly Automotive, Inc. (a)	183,964
1,800	PetSmart, Inc.	124,164
2,500	Ross Stores, Inc.	161,500
3,500	TJX Cos., Inc.	156,765
3,100	Urban Outfitters, Inc. (a)	116,436

		1,336,255

	Textiles, Apparel & Luxury Goods — 0.5%
500	Carter’s, Inc. (a)	26,920
2,900	Michael Kors Holdings Ltd., (Hong Kong) (a)	154,222

		181,142

	Total Consumer Discretionary	6,219,101

	Consumer Staples — 6.9%
	Beverages — 2.0%
22,900	Constellation Brands, Inc., Class A (a)	740,815

	Food & Staples Retailing — 0.7%
4,200	Fresh Market, Inc. (The) (a)	251,916

	Food Products — 2.2%
14,400	Campbell Soup Co.	501,408
4,100	Smithfield Foods, Inc. (a)	80,565
14,500	Tyson Foods, Inc., Class A	232,290

		814,263

	Tobacco — 2.0%
6,200	Lorillard, Inc.	721,990

	Total Consumer Staples	2,528,984

	Energy — 6.3%
	Energy Equipment & Services — 2.0%
701	Baker Hughes, Inc.	31,706
1,200	Dresser-Rand Group, Inc. (a)	66,132
1,468	National Oilwell Varco, Inc.	117,602
5,200	Oil States International, Inc. (a)	413,192
300	SEACOR Holdings, Inc. (a)	25,008
1,700	Unit Corp. (a)	70,550

		724,190

	Oil, Gas & Consumable Fuels — 4.3%
3,100	Cheniere Energy, Inc. (a)	48,205
3,100	Cimarex Energy Co.	181,505
900	Continental Resources, Inc. (a)	69,210
7,295	Energen Corp.	382,331
5,600	HollyFrontier Corp.	231,112
3,000	Murphy Oil Corp.	161,070
3,400	Newfield Exploration Co. (a)	106,488
1,420	Noble Energy, Inc.	131,648

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
800	Peabody Energy Corp.	17,832
1,700	Sunoco, Inc.	79,611
5,300	Valero Energy Corp.	167,904

		1,576,916

	Total Energy	2,301,106

	Financials — 18.8%
	Capital Markets — 1.2%
2,500	Affiliated Managers Group, Inc. (a)	307,500
12,400	American Capital Ltd. (a)	140,616

		448,116

	Commercial Banks — 2.6%
1,000	BankUnited, Inc.	24,610
1,550	BOK Financial Corp. (c)	91,605
7,700	Fifth Third Bancorp	119,427
8,400	Huntington Bancshares, Inc.	57,960
18,300	KeyCorp	159,942
800	M&T Bank Corp.	76,128
10,900	Regions Financial Corp.	78,589
5,500	SVB Financial Group (a)	332,530

		940,791

	Consumer Finance — 2.0%
18,800	Discover Financial Services	746,924

	Diversified Financial Services — 0.3%
5,150	NASDAQ OMX Group, Inc. (The)	119,969

	Insurance — 4.3%
2,250	Allied World Assurance Co. Holdings AG, (Switzerland)	173,813
6,350	American Financial Group, Inc.	240,665
3,150	Arch Capital Group Ltd., (Bermuda) (a)	131,292
2,100	Assurant, Inc.	78,330
10,300	Assured Guaranty Ltd., (Bermuda)	140,286
1,450	Axis Capital Holdings Ltd., (Bermuda)	50,634
700	Everest Re Group Ltd., (Bermuda)	74,872
4,000	Hartford Financial Services Group, Inc.	77,760
2,800	Lincoln National Corp.	67,732
3,700	Principal Financial Group, Inc.	99,678
3,600	Protective Life Corp.	94,356
1,300	Torchmark Corp.	66,755
8,700	Unum Group	167,214
2,900	Validus Holdings Ltd., (Bermuda)	98,339

		1,561,726

	Real Estate Investment Trusts (REITs) — 8.1%
1,300	American Capital Agency Corp.	44,967
7,500	Annaly Capital Management, Inc.	126,300
6,900	Apartment Investment & Management Co., Class A	179,331
6,600	Brandywine Realty Trust	80,454
1,300	Camden Property Trust	83,837
2,200	Chimera Investment Corp.	5,962
4,025	CommonWealth REIT	58,604
4,400	DDR Corp.	67,584
4,900	Digital Realty Trust, Inc.	342,265
3,800	Douglas Emmett, Inc. (m)	87,666
25,600	Duke Realty Corp.	376,320
1,800	Equity Residential	103,554
3,800	Health Care REIT, Inc.	219,450
13,210	Hospitality Properties Trust	314,134
8,700	Host Hotels & Resorts, Inc.	139,635
2,250	Mack-Cali Realty Corp.	59,850
3,400	Post Properties, Inc.	163,064
700	SL Green Realty Corp.	56,049
3,100	Taubman Centers, Inc.	237,863
3,322	Ventas, Inc.	206,794

		2,953,683

	Real Estate Management & Development — 0.3%
1,900	Forest City Enterprises, Inc., Class A (a)	30,115
4,600	St. Joe Co. (The) (a)	89,700

		119,815

	Total Financials	6,891,024

	Health Care — 11.1%
	Biotechnology — 2.2%
4,900	BioMarin Pharmaceutical, Inc. (a)	197,323
2,700	United Therapeutics Corp. (a)	150,876
8,300	Vertex Pharmaceuticals, Inc. (a)	464,385

		812,584

	Health Care Equipment & Supplies — 2.9%
3,800	Alere, Inc. (a)	74,062
6,000	Cooper Cos., Inc. (The)	566,760
3,900	Hologic, Inc. (a)	78,936
4,900	Zimmer Holdings, Inc.	331,338

		1,051,096

	Health Care Providers & Services — 3.3%
2,410	Aetna, Inc.	95,436
10,300	AmerisourceBergen Corp.	398,713
5,500	Community Health Systems, Inc. (a)	160,270
3,900	Humana, Inc.	273,585

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
8,100	Omnicare, Inc.	275,157

		1,203,161

	Life Sciences Tools & Services — 1.4%
2,300	Agilent Technologies, Inc.	88,435
4,600	Illumina, Inc. (a)	221,720
4,100	Life Technologies Corp. (a)	200,408

		510,563

	Pharmaceuticals — 1.3%
6,150	Endo Health Solutions, Inc. (a)	195,078
8,900	Warner Chilcott plc, (Ireland), Class A	120,150
2,000	Watson Pharmaceuticals, Inc. (a)	170,320

		485,548

	Total Health Care	4,062,952

	Industrials — 9.9%
	Aerospace & Defense — 2.1%
1,500	Alliant Techsystems, Inc.	75,165
7,066	Huntington Ingalls Industries, Inc. (a)	297,125
5,250	L-3 Communications Holdings, Inc.	376,478
300	Northrop Grumman Corp.	19,929

		768,697

	Airlines — 0.6%
1,800	Copa Holdings S.A., (Panama), Class A	146,286
8,100	Delta Air Lines, Inc. (a)	74,196

		220,482

	Commercial Services & Supplies — 0.1%
3,730	R.R. Donnelley & Sons Co.	39,538

	Construction & Engineering — 2.1%
2,700	AECOM Technology Corp. (a)	57,132
3,800	Chicago Bridge & Iron Co. N.V., (Netherlands)	144,742
13,900	KBR, Inc.	414,498
4,100	URS Corp.	144,771

		761,143

	Electrical Equipment — 1.0%
4,250	Hubbell, Inc., Class B	343,145
600	Regal-Beloit Corp.	42,288

		385,433

	Machinery — 3.3%
4,400	AGCO Corp. (a)	208,912
5,600	Ingersoll-Rand plc, (Ireland)	250,992
6,145	Parker Hannifin Corp.	513,599
6,600	Timken Co.	245,256

		1,218,759

	Marine — 0.2%
1,500	Kirby Corp. (a)	82,920

	Professional Services — 0.1%
300	Dun & Bradstreet Corp. (The)	23,886

	Road & Rail — 0.4%
6,400	CSX Corp.	132,800
400	Landstar System, Inc.	18,912

		151,712

	Total Industrials	3,652,570

	Information Technology — 15.5%
	Communications Equipment — 1.1%
10,000	Brocade Communications Systems, Inc. (a)	59,150
100	F5 Networks, Inc. (a)	10,470
4,300	Harris Corp.	220,246
1,900	Palo Alto Networks, Inc. (a)	116,983

		406,849

	Computers & Peripherals — 2.5%
4,900	Lexmark International, Inc., Class A	109,025
21,300	NCR Corp. (a)	496,503
2,100	SanDisk Corp. (a)	91,203
5,750	Western Digital Corp.	222,697

		919,428

	Electronic Equipment, Instruments & Components — 1.2%
4,800	Arrow Electronics, Inc. (a)	161,808
6,600	Avnet, Inc. (a)	191,994
800	Dolby Laboratories, Inc., Class A (a)	26,200
700	Tech Data Corp. (a)	31,710
5,300	Vishay Intertechnology, Inc. (a)	52,099

		463,811

	Internet Software & Services — 1.9%
6,400	IAC/InterActiveCorp.	333,184
3,100	LinkedIn Corp., Class A (a)	373,240

		706,424

	IT Services — 3.2%
3,950	Alliance Data Systems Corp. (a)	560,703
1,000	Amdocs Ltd.	32,990
1,300	Booz Allen Hamilton Holding Corp.	18,005
4,000	Broadridge Financial Solutions, Inc.	93,320
4,500	Computer Sciences Corp.	144,945
1,700	DST Systems, Inc.	96,152
3,800	Fidelity National Information Services, Inc.	118,636

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	IT Services — Continued
4,200	Lender Processing Services, Inc.	117,138

		1,181,889

	Office Electronics — 0.5%
23,300	Xerox Corp.	171,022

	Semiconductors & Semiconductor Equipment — 2.6%
1,600	Analog Devices, Inc.	62,704
10,200	Applied Materials, Inc.	113,883
2,100	Fairchild Semiconductor International, Inc. (a)	27,552
2,100	KLA-Tencor Corp.	100,180
1,900	Lam Research Corp. (a)	60,391
900	Linear Technology Corp.	28,665
21,900	LSI Corp. (a)	151,329
8,600	Marvell Technology Group Ltd., (Bermuda)	78,690
16,300	Micron Technology, Inc. (a)	97,556
4,600	Skyworks Solutions, Inc. (a)	108,399
2,800	Teradyne, Inc. (a)	39,816
2,250	Xilinx, Inc.	75,173

		944,338

	Software — 2.5%
4,380	BMC Software, Inc. (a)	181,726
19,000	CA, Inc.	489,535
6,400	Symantec Corp. (a)	115,200
2,400	Synopsys, Inc. (a)	79,248
14,300	Zynga, Inc., Class A (a)	40,612

		906,321

	Total Information Technology	5,700,082

	Materials — 5.8%
	Chemicals — 3.0%
1,600	CF Industries Holdings, Inc.	355,584
4,600	PPG Industries, Inc.	528,264
3,600	Valspar Corp.	201,960

		1,085,808

	Containers & Packaging — 0.4%
2,700	Crown Holdings, Inc. (a)	99,225
500	Rock-Tenn Co., Class A	36,090

		135,315

	Metals & Mining — 1.4%
4,250	Cliffs Natural Resources, Inc.	166,302
1,900	Reliance Steel & Aluminum Co.	99,465
1,300	Royal Gold, Inc.	129,818
600	Steel Dynamics, Inc.	6,738
3,350	Walter Energy, Inc.	108,741

		511,064

	Paper & Forest Products — 1.0%
2,100	Domtar Corp., (Canada)	164,409
6,100	International Paper Co.	221,552

		385,961

	Total Materials	2,118,148

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.3%
20,300	Frontier Communications Corp.	99,470

	Wireless Telecommunication Services — 0.3%
4,991	Telephone & Data Systems, Inc.	127,820

	Total Telecommunication Services	227,290

	Utilities — 6.4%
	Electric Utilities — 0.3%
881	Exelon Corp.	31,346
2,900	NV Energy, Inc.	52,229
600	Pinnacle West Capital Corp.	31,680

		115,255

	Gas Utilities — 0.8%
4,300	Questar Corp.	87,419
6,750	UGI Corp.	214,312

		301,731

	Independent Power Producers & Energy Traders — 0.4%
11,200	AES Corp. (The) (a)	122,864

	Multi-Utilities — 4.9%
3,250	Alliant Energy Corp.	141,018
4,600	Ameren Corp.	150,282
14,130	CenterPoint Energy, Inc.	300,969
6,100	CMS Energy Corp.	143,655
3,000	Consolidated Edison, Inc.	179,670
5,200	DTE Energy Co.	311,688
400	Integrys Energy Group, Inc.	20,880
3,950	MDU Resources Group, Inc.	87,058
4,800	Sempra Energy	309,552
8,600	TECO Energy, Inc.	152,564

		1,797,336

	Total Utilities	2,337,186

	Total Common Stocks (Cost $30,863,702)	36,038,443

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligation — 0.2%
70,000	U.S. Treasury Note, 0.500%, 11/30/12 (k) (Cost $70,040)	70,044

SHARES
Short-Term Investment — 2.4%
	Investment Company — 2.4%
878,199	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $878,199)	878,199

Investment of Cash Collateral for Securities on Loan — 0.1%
	Investment Company — 0.1%
48,521	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $48,521)	48,521

	Total Investments — 100.9% (Cost $31,860,462)	37,035,207
	Liabilities in Excess of Other Assets — (0.9)%	(346,008)

	NET ASSETS — 100.0%	$36,689,199

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
8	S&P Mid Cap 400	12/21/12	$789,200	$(18,591)

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of September 30, 2012.
(m)	— All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,595,215
Aggregate gross unrealized depreciation	(1,420,470)

Net unrealized appreciation/depreciation	$5,174,745

Federal income tax cost of investments	$31,860,462

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$36,965,163	$70,044	$—	$37,035,207
Depreciation in Other Financial Instruments
Futures Contracts	$(18,591)	$—	$—	$(18,591)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.7%
	Consumer Discretionary — 19.8%
	Auto Components — 1.9%
33,700	Allison Transmission Holdings, Inc.	678,044
9,000	BorgWarner, Inc. (a)	621,990

		1,300,034

	Automobiles — 1.8%
20,300	Harley-Davidson, Inc.	860,111
14,000	Tesla Motors, Inc. (a)	409,920

		1,270,031

	Hotels, Restaurants & Leisure — 4.8%
40,667	International Game Technology	532,331
12,700	Marriott International, Inc., Class A	496,570
4,200	Panera Bread Co., Class A (a)	717,738
13,420	Penn National Gaming, Inc. (a)	578,402
31,300	Royal Caribbean Cruises Ltd.	945,573

		3,270,614

	Household Durables — 0.7%
15,100	Toll Brothers, Inc. (a)	501,773

	Internet & Catalog Retail — 1.0%
11,400	Expedia, Inc.	659,376

	Media — 0.9%
10,700	Discovery Communications, Inc., Class A (a)	638,041

	Specialty Retail — 5.7%
8,100	Bed Bath & Beyond, Inc. (a)	510,300
13,200	Dick’s Sporting Goods, Inc.	684,420
15,500	GNC Holdings, Inc., Class A	604,035
12,400	PetSmart, Inc.	855,352
19,511	Sally Beauty Holdings, Inc. (a)	489,531
21,200	Urban Outfitters, Inc. (a)	796,272

		3,939,910

	Textiles, Apparel & Luxury Goods — 3.0%
20,300	Michael Kors Holdings Ltd., (Hong Kong) (a)	1,079,554
6,200	V.F. Corp.	988,032

		2,067,586

	Total Consumer Discretionary	13,647,365

	Consumer Staples — 2.2%
	Beverages — 0.6%
8,000	Monster Beverage Corp. (a)	433,280

	Food Products — 1.0%
8,800	Mead Johnson Nutrition Co.	644,864

	Personal Products — 0.6%
8,700	Herbalife Ltd., (Cayman Islands)	412,380

	Total Consumer Staples	1,490,524

	Energy — 6.0%
	Energy Equipment & Services — 1.6%
19,970	Cameron International Corp. (a)	1,119,718

	Oil, Gas & Consumable Fuels — 4.4%
14,200	Concho Resources, Inc. (a)	1,345,450
14,400	Laredo Petroleum Holdings, Inc. (a)	316,512
5,300	Pioneer Natural Resources Co.	553,320
11,500	Range Resources Corp.	803,505

		3,018,787

	Total Energy	4,138,505

	Financials — 8.9%
	Capital Markets — 3.2%
41,000	Blackstone Group LP (The)	585,480
19,200	Lazard Ltd., (Bermuda), Class A	561,216
16,580	T. Rowe Price Group, Inc.	1,049,514

		2,196,210

	Commercial Banks — 2.4%
8,500	BOK Financial Corp.	502,350
6,000	M&T Bank Corp.	570,960
7,900	Signature Bank (a)	529,932

		1,603,242

	Diversified Financial Services — 1.4%
21,700	Moody’s Corp.	958,489

	Insurance — 0.9%
18,200	Axis Capital Holdings Ltd., (Bermuda)	635,544

	Real Estate Investment Trusts (REITs) — 1.0%
19,900	Prologis, Inc.	697,097

	Total Financials	6,090,582

	Health Care — 15.8%
	Biotechnology — 3.8%
7,840	Alexion Pharmaceuticals, Inc. (a)	896,896
6,200	Onyx Pharmaceuticals, Inc. (a)	523,900
3,500	Regeneron Pharmaceuticals, Inc. (a)	534,310
11,400	Vertex Pharmaceuticals, Inc. (a)	637,830

		2,592,936

	Health Care Equipment & Supplies — 1.8%
9,900	Sirona Dental Systems, Inc. (a)	563,904
20,100	Thoratec Corp. (a)	695,460

		1,259,364

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Health Care Providers & Services — 3.5%
32,200	Brookdale Senior Living, Inc. (a)	747,684
5,400	DaVita, Inc. (a)	559,494
13,700	Health Net, Inc. (a)	308,387
10,810	Humana, Inc.	758,322

		2,373,887

	Life Sciences Tools & Services — 2.8%
26,400	Agilent Technologies, Inc.	1,015,080
32,900	Bruker Corp. (a)	430,661
9,920	Illumina, Inc. (a)	478,144

		1,923,885

	Pharmaceuticals — 3.9%
8,500	Perrigo Co.	987,445
14,200	Valeant Pharmaceuticals International, Inc., (Canada) (a)	784,834
11,100	Watson Pharmaceuticals, Inc. (a)	945,276

		2,717,555

	Total Health Care	10,867,627

	Industrials — 17.9%
	Aerospace & Defense — 1.2%
6,047	TransDigm Group, Inc. (a)	857,888

	Building Products — 1.4%
9,500	Armstrong World Industries, Inc.	440,515
19,000	Fortune Brands Home & Security, Inc. (a)	513,190

		953,705

	Commercial Services & Supplies — 1.4%
10,240	Stericycle, Inc. (a)	926,925

	Construction & Engineering — 1.2%
14,600	Fluor Corp.	821,688

	Electrical Equipment — 2.4%
15,100	Cooper Industries plc	1,133,406
7,000	Rockwell Automation, Inc.	486,850

		1,620,256

	Industrial Conglomerates — 1.5%
20,000	Carlisle Cos., Inc.	1,038,400

	Machinery — 2.9%
3,340	Cummins, Inc.	307,981
18,600	Pall Corp.	1,180,914
6,497	Wabtec Corp.	521,644

		2,010,539

	Professional Services — 0.8%
18,600	Nielsen Holdings N.V. (a)	557,628

	Road & Rail — 2.1%
6,100	Canadian Pacific Railway Ltd., (Canada)	505,629
18,600	J.B. Hunt Transport Services, Inc.	967,944

		1,473,573

	Trading Companies & Distributors — 3.0%
31,100	Air Lease Corp. (a)	634,440
11,300	MSC Industrial Direct Co., Inc., Class A	762,298
3,200	W.W. Grainger, Inc.	666,784

		2,063,522

	Total Industrials	12,324,124

	Information Technology — 22.5%
	Communications Equipment — 2.2%
23,100	Aruba Networks, Inc. (a)	519,403
7,700	F5 Networks, Inc. (a)	806,190
2,600	Palo Alto Networks, Inc. (a)	160,082

		1,485,675

	Electronic Equipment, Instruments & Components — 1.0%
11,200	Amphenol Corp., Class A	659,456

	Internet Software & Services — 2.4%
4,100	LinkedIn Corp., Class A (a)	493,640
13,100	OpenTable, Inc. (a)	544,960
9,800	Rackspace Hosting, Inc. (a)	647,682

		1,686,282

	IT Services — 3.3%
10,670	Alliance Data Systems Corp. (a)	1,514,607
17,700	FleetCor Technologies, Inc. (a)	792,960

		2,307,567

	Semiconductors & Semiconductor Equipment — 4.9%
32,700	Avago Technologies Ltd., (Singapore)	1,140,086
16,500	KLA-Tencor Corp.	787,132
21,500	Microchip Technology, Inc.	703,910
21,600	Xilinx, Inc.	721,656

		3,352,784

	Software — 8.7%
11,800	Citrix Systems, Inc. (a)	903,526
7,300	FactSet Research Systems, Inc.	703,866
22,300	Fortinet, Inc. (a)	538,322
10,100	MICROS Systems, Inc. (a)	496,112
35,000	Nuance Communications, Inc. (a)	871,150
18,000	Red Hat, Inc. (a)	1,024,920
7,400	SolarWinds, Inc. (a)	412,476
11,200	Splunk, Inc. (a)	411,264

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Software — Continued
19,900	TIBCO Software, Inc. (a)	601,577

		5,963,213

	Total Information Technology	15,454,977

	Materials — 5.6%
	Chemicals — 5.6%
18,500	FMC Corp.	1,024,530
5,900	PPG Industries, Inc.	677,556
10,800	Sherwin-Williams Co. (The)	1,608,228
9,200	W.R. Grace & Co. (a)	543,536

	Total Materials	3,853,850

	Total Common Stocks (Cost $57,955,989)	67,867,554

Short-Term Investment — 1.9%
	Investment Company — 1.9%
1,295,383	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $1,295,383)	1,295,383

	Total Investments — 100.6% (Cost $59,251,372)	69,162,937
	Liabilities in Excess of Other Assets — (0.6)%	(383,962)

	NET ASSETS — 100.0%	$68,778,975

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,735,794
Aggregate gross unrealized depreciation	(1,824,229)

Net unrealized appreciation/depreciation	$9,911,565

Federal income tax cost of investments	$59,251,372

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$69,162,937	$—	$—	$69,162,937

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.7%
	Consumer Discretionary — 20.3%
	Distributors — 1.0%
47,640	Genuine Parts Co.	2,907,469

	Hotels, Restaurants & Leisure — 2.7%
41,641	Darden Restaurants, Inc.	2,321,486
84,986	Marriott International, Inc., Class A	3,322,953
33,100	Yum! Brands, Inc.	2,195,854

		7,840,293

	Household Durables — 1.4%
18,887	Jarden Corp.	997,989
38,800	Mohawk Industries, Inc. (a)	3,104,776

		4,102,765

	Internet & Catalog Retail — 1.0%
35,000	Expedia, Inc.	2,024,400
26,700	TripAdvisor, Inc. (a)	879,231

		2,903,631

	Media — 3.2%
22,930	AMC Networks, Inc., Class A (a)	997,913
64,520	Cablevision Systems Corp., Class A	1,022,642
77,200	CBS Corp. (Non-Voting), Class B	2,804,676
90,804	Clear Channel Outdoor Holdings, Inc., Class A (a)	543,008
88,300	DISH Network Corp., Class A	2,702,863
52,000	Gannett Co., Inc.	923,000
1,460	Washington Post Co. (The), Class B	530,024

		9,524,126

	Multiline Retail — 2.7%
47,400	Family Dollar Stores, Inc.	3,142,620
91,500	Kohl’s Corp.	4,686,630

		7,829,250

	Specialty Retail — 6.6%
8,950	AutoZone, Inc. (a)	3,308,547
39,470	Bed Bath & Beyond, Inc. (a)	2,486,610
82,590	Gap, Inc. (The)	2,955,070
28,500	PetSmart, Inc.	1,965,930
41,840	Tiffany & Co.	2,589,059
54,600	TJX Cos., Inc.	2,445,534
79,200	Williams-Sonoma, Inc.	3,482,424

		19,233,174

	Textiles, Apparel & Luxury Goods — 1.7%
35,100	PVH Corp.	3,289,572
10,800	V.F. Corp.	1,721,088

		5,010,660

	Total Consumer Discretionary	59,351,368

	Consumer Staples — 6.0%
	Beverages — 2.6%
53,240	Beam, Inc.	3,063,430
27,573	Brown-Forman Corp., Class B	1,799,138
58,691	Dr. Pepper Snapple Group, Inc.	2,613,510

		7,476,078

	Food Products — 2.4%
37,700	Hershey Co. (The)	2,672,553
19,830	JM Smucker Co. (The)	1,711,924
37,100	Ralcorp Holdings, Inc. (a)	2,708,300

		7,092,777

	Household Products — 1.0%
39,300	Energizer Holdings, Inc.	2,932,173

	Total Consumer Staples	17,501,028

	Energy — 6.9%
	Oil, Gas & Consumable Fuels — 6.9%
49,914	Devon Energy Corp.	3,019,797
96,790	Energen Corp.	5,072,764
62,410	EQT Corp.	3,682,190
60,700	Marathon Petroleum Corp.	3,313,613
68,700	QEP Resources, Inc.	2,175,042
79,280	Williams Cos., Inc. (The)	2,772,421

	Total Energy	20,035,827

	Financials — 26.1%
	Capital Markets — 5.3%
78,500	Ameriprise Financial, Inc.	4,450,165
219,600	Charles Schwab Corp. (The)	2,808,684
119,800	Invesco Ltd.	2,993,802
46,530	Northern Trust Corp.	2,159,690
47,740	T. Rowe Price Group, Inc.	3,021,942

		15,434,283

	Commercial Banks — 6.0%
45,670	City National Corp.	2,352,462
29,740	Cullen/Frost Bankers, Inc.	1,707,968
236,200	Fifth Third Bancorp	3,663,462
187,200	Huntington Bancshares, Inc.	1,291,680
41,470	M&T Bank Corp.	3,946,285
109,900	SunTrust Banks, Inc.	3,106,873
73,700	Zions Bancorp	1,522,273

		17,591,003

	Insurance — 10.4%
10,598	Alleghany Corp. (a)	3,655,674
25,000	Arch Capital Group Ltd., (Bermuda) (a)	1,042,000
36,500	Chubb Corp. (The)	2,784,220

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Insurance — Continued
82,800	Hartford Financial Services Group, Inc.	1,609,632
126,080	Loews Corp.	5,202,061
138,500	Marsh & McLennan Cos., Inc.	4,699,305
175,774	Old Republic International Corp.	1,634,698
77,282	OneBeacon Insurance Group Ltd., Class A	1,038,670
109,900	Unum Group	2,112,278
86,610	W.R. Berkley Corp.	3,247,009
136,200	XL Group plc, (Ireland)	3,272,886

		30,298,433

	Real Estate Investment Trusts (REITs) — 2.6%
52,200	HCP, Inc.	2,321,856
57,720	Regency Centers Corp.	2,812,696
30,144	Vornado Realty Trust	2,443,171

		7,577,723

	Real Estate Management & Development — 0.7%
130,680	Brookfield Office Properties, Inc., (Canada)	2,164,061

	Thrifts & Mortgage Finance — 1.1%
75,000	Capitol Federal Financial, Inc.	897,000
187,480	People’s United Financial, Inc.	2,276,007

		3,173,007

	Total Financials	76,238,510

	Health Care — 3.8%
	Health Care Equipment & Supplies — 0.5%
18,960	Becton, Dickinson & Co.	1,489,498

	Health Care Providers & Services — 3.3%
71,400	AmerisourceBergen Corp.	2,763,894
68,700	Cigna Corp.	3,240,579
19,600	Henry Schein, Inc. (a)	1,553,692
30,000	Humana, Inc.	2,104,500

		9,662,665

	Total Health Care	11,152,163

	Industrials — 9.6%
	Aerospace & Defense — 0.5%
30,880	Alliant Techsystems, Inc.	1,547,397

	Building Products — 0.8%
80,440	Fortune Brands Home & Security, Inc. (a)	2,172,684

	Commercial Services & Supplies — 1.5%
163,730	Republic Services, Inc.	4,504,212

	Electrical Equipment — 2.1%
81,400	AMETEK, Inc.	2,885,630
47,300	Regal-Beloit Corp.	3,333,704

		6,219,334

	Industrial Conglomerates — 1.1%
63,540	Carlisle Cos., Inc.	3,298,997

	Machinery — 1.9%
17,400	IDEX Corp.	726,798
102,100	Rexnord Corp. (a)	1,860,262
39,400	Snap-on, Inc.	2,831,678

		5,418,738

	Professional Services — 0.7%
43,700	Equifax, Inc.	2,035,546

	Trading Companies & Distributors — 1.0%
40,900	MSC Industrial Direct Co., Inc., Class A	2,759,114

	Total Industrials	27,956,022

	Information Technology — 6.5%
	Electronic Equipment, Instruments & Components — 2.2%
58,640	Amphenol Corp., Class A	3,452,723
85,910	Arrow Electronics, Inc. (a)	2,896,026

		6,348,749

	IT Services — 1.3%
98,090	Jack Henry & Associates, Inc.	3,717,611

	Semiconductors & Semiconductor Equipment — 2.1%
92,100	Analog Devices, Inc.	3,609,399
76,600	Xilinx, Inc.	2,559,206

		6,168,605

	Software — 0.9%
85,400	Synopsys, Inc. (a)	2,819,908

	Total Information Technology	19,054,873

	Materials — 7.3%
	Chemicals — 3.8%
31,200	Airgas, Inc.	2,567,760
58,946	Albemarle Corp.	3,105,275
17,730	Sherwin-Williams Co. (The)	2,640,174
40,650	Sigma-Aldrich Corp.	2,925,581

		11,238,790

	Containers & Packaging — 3.5%
106,460	Ball Corp.	4,504,323
34,200	Rock-Tenn Co., Class A	2,468,556
71,590	Silgan Holdings, Inc.	3,114,881

		10,087,760

	Total Materials	21,326,550

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Telecommunication Services — 0.5%
	Wireless Telecommunication Services — 0.5%
60,990	Telephone & Data Systems, Inc.	1,561,954

	Utilities — 9.7%
	Electric Utilities — 3.7%
35,976	Northeast Utilities	1,375,363
169,100	NV Energy, Inc.	3,045,491
108,820	Westar Energy, Inc.	3,227,601
113,980	Xcel Energy, Inc.	3,158,386

		10,806,841

	Gas Utilities — 0.8%
45,240	ONEOK, Inc.	2,185,544

	Multi-Utilities — 5.2%
84,500	CenterPoint Energy, Inc.	1,799,850
137,940	CMS Energy Corp.	3,248,487
74,100	NiSource, Inc.	1,888,068
64,100	PG&E Corp.	2,735,147
42,500	Sempra Energy	2,740,825
73,700	Wisconsin Energy Corp.	2,776,279

		15,188,656

	Total Utilities	28,181,041

	Total Common Stocks (Cost $207,589,892)	282,359,336

Short-Term Investment — 3.5%
	Investment Company — 3.5%
10,115,207	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $10,115,207)	10,115,207

	Total Investments — 100.2% (Cost $217,705,099)	292,474,543
	Liabilities in Excess of Other Assets — (0.2)%	(557,867)

	NET ASSETS — 100.0%	$291,916,676

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,243,596
Aggregate gross unrealized depreciation	(2,474,152)

Net unrealized appreciation/depreciation	$74,769,444

Federal income tax cost of investments	$217,705,099

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$292,474,543	$—	$—	$292,474,543

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.6%
	Consumer Discretionary — 14.6%
	Auto Components — 1.0%
21,300	Cooper Tire & Rubber Co.	408,534
12,900	Standard Motor Products, Inc.	237,618

		646,152

	Distributors — 0.2%
22,360	VOXX International Corp. (a)	167,253

	Diversified Consumer Services — 0.3%
6,100	Bridgepoint Education, Inc. (a)	61,915
1,500	Capella Education Co. (a)	52,590
2,300	Carriage Services, Inc.	22,241
800	Coinstar, Inc. (a)	35,984
15,100	Corinthian Colleges, Inc. (a)	35,938
1,500	Mac-Gray Corp.	20,115

		228,783

	Hotels, Restaurants & Leisure — 2.7%
11,200	Ameristar Casinos, Inc.	199,360
500	Biglari Holdings, Inc. (a)	182,530
2,400	Bloomin’ Brands, Inc. (a)	39,480
1,700	Cracker Barrel Old Country Store, Inc.	114,087
3,800	Del Frisco’s Restaurant Group, Inc. (a)	56,620
3,900	DineEquity, Inc. (a)	218,400
12,600	Domino’s Pizza, Inc.	475,020
14,200	Multimedia Games Holding Co., Inc. (a)	223,366
16,968	Ruth’s Hospitality Group, Inc. (a)	108,086
18,800	Sonic Corp. (a)	193,076

		1,810,025

	Household Durables — 2.4%
10,400	American Greetings Corp., Class A	174,720
42	CSS Industries, Inc.	863
15,400	Helen of Troy Ltd., (Bermuda) (a)	490,182
2,093	Jarden Corp.	110,594
18,000	KB Home	258,300
2,300	Libbey, Inc. (a)	36,294
5,200	Lifetime Brands, Inc.	61,932
3,000	MDC Holdings, Inc.	115,530
1,600	NACCO Industries, Inc., Class A	200,656
15,100	Standard Pacific Corp. (a)	102,076
1,750	Tempur-Pedic International, Inc. (a)	52,308

		1,603,455

	Internet & Catalog Retail — 0.1%
1,900	Kayak Software Corp. (a)	67,127
6,300	Orbitz Worldwide, Inc. (a)	16,065

		83,192

	Leisure Equipment & Products — 0.7%
700	Arctic Cat, Inc. (a)	29,022
7,320	JAKKS Pacific, Inc.	106,652
13,500	LeapFrog Enterprises, Inc. (a)	121,770
12,400	Smith & Wesson Holding Corp. (a)	136,524
1,600	Sturm Ruger & Co., Inc.	79,184

		473,152

	Media — 1.2%
16,400	Carmike Cinemas, Inc. (a)	184,500
17,600	Entercom Communications Corp., Class A (a)	120,736
14,000	Journal Communications, Inc., Class A (a)	72,800
21,300	LIN TV Corp., Class A (a)	93,720
28,500	Sinclair Broadcast Group, Inc., Class A	319,485

		791,241

	Multiline Retail — 0.9%
7,000	Dillard’s, Inc., Class A	506,240
11,122	Tuesday Morning Corp. (a)	72,849

		579,089

	Specialty Retail — 3.8%
7,300	Brown Shoe Co., Inc.	117,019
14,400	Cabela’s, Inc. (a)	787,392
24,800	Conn’s, Inc. (a)	546,840
11,000	Express, Inc. (a)	163,020
4,925	Finish Line, Inc. (The), Class A	111,995
2,600	Five Below, Inc. (a)	101,608
40,300	OfficeMax, Inc.	314,743
11,200	Rent-A-Center, Inc.	392,896
1,900	Tilly’s, Inc., Class A (a)	34,827

		2,570,340

	Textiles, Apparel & Luxury Goods — 1.3%
2,600	G-III Apparel Group Ltd. (a)	93,340
20,200	Iconix Brand Group, Inc. (a)	368,448
3,800	Maidenform Brands, Inc. (a)	77,824
1,200	Oxford Industries, Inc.	67,740
9,000	Perry Ellis International, Inc. (a)	198,450
4,500	Skechers U.S.A., Inc., Class A (a)	91,800

		897,602

	Total Consumer Discretionary	9,850,284

	Consumer Staples — 2.5%
	Beverages — 0.1%
1,100	Coca-Cola Bottling Co. Consolidated	74,910

	Food & Staples Retailing — 0.8%
3,400	Nash Finch Co.	69,428

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Food & Staples Retailing — Continued
23,500	Spartan Stores, Inc.	359,785
28,000	SUPERVALU, Inc.	67,480
1,700	Village Super Market, Inc., Class A	62,492

		559,185

	Food Products — 0.7%
6,600	B&G Foods, Inc.	200,046
5,600	Darling International, Inc. (a)	102,424
3,100	Diamond Foods, Inc.	58,342
3,000	Fresh Del Monte Produce, Inc.	76,800
2,600	John B Sanfilippo & Son, Inc. (a)	33,852

		471,464

	Personal Products — 0.9%
2,400	Elizabeth Arden, Inc. (a)	113,376
9,425	Prestige Brands Holdings, Inc. (a)	159,848
4,500	Revlon, Inc., Class A (a)	69,480
5,100	USANA Health Sciences, Inc. (a)	236,997

		579,701

	Total Consumer Staples	1,685,260

	Energy — 5.1%
	Energy Equipment & Services — 1.7%
3,100	C&J Energy Services, Inc. (a)	61,690
900	Cal Dive International, Inc. (a)	1,377
10,100	Forum Energy Technologies, Inc. (a)	245,632
8,000	Gulfmark Offshore, Inc., Class A (a)	264,320
10,200	Helix Energy Solutions Group, Inc. (a)	186,354
2,800	Lufkin Industries, Inc.	150,696
10,712	Superior Energy Services, Inc. (a)	219,810

		1,129,879

	Oil, Gas & Consumable Fuels — 3.4%
2,000	Alon USA Energy, Inc.	27,400
475	Apco Oil and Gas International, Inc.	7,643
2,200	Bonanza Creek Energy, Inc. (a)	51,832
14,300	Callon Petroleum Co. (a)	87,945
3,915	Clayton Williams Energy, Inc. (a)	203,149
3,000	Cloud Peak Energy, Inc. (a)	54,300
2,800	Delek U.S. Holdings, Inc.	71,372
10,400	Energy XXI Bermuda Ltd., (Bermuda)	363,480
4,900	EPL Oil & Gas, Inc. (a)	99,421
10,200	EXCO Resources, Inc.	81,702
5,200	Gulfport Energy Corp. (a)	162,552
5,775	McMoRan Exploration Co. (a)	67,856
6,496	Miller Energy Resources, Inc. (a)	32,675
5,900	Renewable Energy Group, Inc. (a)	39,235
3,600	Saratoga Resources, Inc. (a)	19,728
16,725	VAALCO Energy, Inc. (a)	142,999
16,100	W&T Offshore, Inc.	302,358
10,500	Warren Resources, Inc. (a)	31,920
14,500	Western Refining, Inc.	379,610
2,400	World Fuel Services Corp.	85,464

		2,312,641

	Total Energy	3,442,520

	Financials — 20.1%
	Capital Markets — 0.5%
14,300	BGC Partners, Inc., Class A	70,070
18,300	Cowen Group, Inc., Class A (a)	49,410
2,800	Gladstone Capital Corp.	24,500
6,300	KCAP Financial, Inc.	58,338
5,200	Manning & Napier, Inc.	63,388
2,100	Piper Jaffray Cos. (a)	53,445
1,175	Prospect Capital Corp.	13,536
6,007	SWS Group, Inc. (a)	36,703

		369,390

	Commercial Banks — 6.1%
300	Alliance Financial Corp.	12,063
2,900	Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	64,061
11,100	BBCN Bancorp, Inc. (a)	139,971
1,100	Bridge Bancorp, Inc.	25,641
1,100	Cascade Bancorp (a)	5,808
6,500	Cathay General Bancorp	112,190
1,200	Center Bancorp, Inc.	14,304
3,700	Citizens & Northern Corp.	72,557
5,900	Citizens Republic Bancorp, Inc. (a)	114,165
3,125	City Holding Co.	112,000
4,400	Community Bank System, Inc.	124,036
1,240	Community Trust Bancorp, Inc.	44,063
3,100	East West Bancorp, Inc.	65,472
4,000	Financial Institutions, Inc.	74,560
48,200	First Commonwealth Financial Corp.	339,810
4,800	First Community Bancshares, Inc.	73,248
4,800	First Financial Bancorp	81,168
3,700	First Merchants Corp.	55,537
12,200	FNB Corp.	136,762
28,425	Hanmi Financial Corp. (a)	364,124
1,700	Heartland Financial USA, Inc.	46,359
3,800	Huntington Bancshares, Inc.	26,220
975	Iberiabank Corp.	44,655
2,131	Lakeland Bancorp, Inc.	22,056

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Commercial Banks — Continued
1,700	Lakeland Financial Corp.	46,920
3,400	MainSource Financial Group, Inc.	43,656
3,100	MetroCorp Bancshares, Inc. (a)	32,829
5,700	National Bank Holdings Corp., Class A (a)	110,922
1,200	National Bankshares, Inc.	39,840
1,700	NBT Bancorp, Inc.	37,519
10,300	Oriental Financial Group, Inc.	108,356
4,600	PacWest Bancorp	107,502
7,900	Park Sterling Corp. (a)	39,026
2,500	Peoples Bancorp, Inc.	57,225
8,100	Pinnacle Financial Partners, Inc. (a)	156,492
2,300	Preferred Bank (a)	32,614
1,200	Prosperity Bancshares, Inc.	51,144
500	Renasant Corp.	9,802
1,363	Republic Bancorp, Inc., Class A	29,918
4,650	Sierra Bancorp	57,009
2,007	Southside Bancshares, Inc.	43,773
12,935	Southwest Bancorp, Inc. (a)	140,345
11,300	Susquehanna Bancshares, Inc.	118,198
1,800	SVB Financial Group (a)	108,828
3,000	Texas Capital Bancshares, Inc. (a)	149,130
2,200	WesBanco, Inc.	45,562
3,600	West Bancorp, Inc.	43,380
55,800	Wilshire Bancorp, Inc. (a)	351,540

		4,132,360

	Consumer Finance — 1.6%
3,100	Cash America International, Inc.	119,567
15,646	DFC Global Corp. (a)	268,329
6,200	Nelnet, Inc., Class A	147,188
7,825	World Acceptance Corp. (a)	527,796

		1,062,880

	Diversified Financial Services — 0.8%
25,200	PHH Corp. (a)	512,820

	Insurance — 2.3%
35,100	American Equity Investment Life Holding Co.	408,213
3,700	American Safety Insurance Holdings Ltd. (a)	69,153
6,125	Aspen Insurance Holdings Ltd., (Bermuda)	186,751
45,000	CNO Financial Group, Inc.	434,250
5,200	Flagstone Reinsurance Holdings S.A., (Luxembourg)	44,668
1,400	Horace Mann Educators Corp.	25,354
9,275	Meadowbrook Insurance Group, Inc.	71,325
1,200	Montpelier Re Holdings Ltd., (Bermuda)	26,556
14,900	National Financial Partners Corp. (a)	251,810
3,000	Selective Insurance Group, Inc.	56,970

		1,575,050

	Real Estate Investment Trusts (REITs) — 7.6%
800	Agree Realty Corp.	20,392
3,683	American Campus Communities, Inc.	161,610
65,900	Anworth Mortgage Asset Corp.	448,120
14,300	Ashford Hospitality Trust, Inc.	120,120
12,400	CapLease, Inc.	64,108
37,300	Capstead Mortgage Corp.	503,177
12,100	CBL & Associates Properties, Inc.	258,214
6,400	Chesapeake Lodging Trust	127,168
2,864	Colonial Properties Trust	60,287
9,700	Coresite Realty Corp.	261,318
24,275	DCT Industrial Trust, Inc.	157,059
7,900	DDR Corp.	121,344
2,600	EastGroup Properties, Inc.	138,320
19,600	Education Realty Trust, Inc.	213,640
35,400	First Industrial Realty Trust, Inc. (a)	465,156
7,200	Glimcher Realty Trust	76,104
1,250	Home Properties, Inc.	76,588
5,200	LaSalle Hotel Properties	138,788
42,209	Lexington Realty Trust	407,739
3,300	LTC Properties, Inc.	105,105
1,200	Mission West Properties, Inc.	10,440
29,000	Omega Healthcare Investors, Inc.	659,170
2,700	Parkway Properties, Inc.	36,099
17,925	Pennsylvania Real Estate Investment Trust	284,290
1,975	PS Business Parks, Inc.	131,970
2,400	Ramco-Gershenson Properties Trust	30,072
1,200	Sun Communities, Inc.	52,944

		5,129,342

	Thrifts & Mortgage Finance — 1.2%
2,500	BankFinancial Corp.	21,975
1,900	BofI Holding, Inc. (a)	49,495
2,600	Dime Community Bancshares, Inc.	37,544
1,100	HomeStreet, Inc. (a)	41,866
2,400	OceanFirst Financial Corp.	35,208
20,375	Ocwen Financial Corp. (a)	558,479
5,500	Trustco Bank Corp.	31,460

		776,027

	Total Financials	13,557,869

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Health Care — 14.4%
	Biotechnology — 5.8%
28,800	Achillion Pharmaceuticals, Inc. (a) (m)	299,808
7,900	Acorda Therapeutics, Inc. (a) (m)	202,319
5,600	Affymax, Inc. (a)	117,936
27,100	Ariad Pharmaceuticals, Inc. (a)	656,497
8,100	BioCryst Pharmaceuticals, Inc. (a)	34,344
5,800	Celldex Therapeutics, Inc. (a)	36,540
11,400	ChemoCentryx, Inc. (a)	132,582
7,420	Durata Therapeutics, Inc. (a)	69,748
11,200	Genomic Health, Inc. (a)	388,528
15,800	Halozyme Therapeutics, Inc. (a)	119,448
47,500	Idenix Pharmaceuticals, Inc. (a)	217,075
11,100	Incyte Corp., Ltd. (a)	200,355
4,200	Ironwood Pharmaceuticals, Inc. (a)	53,676
6,200	Medivation, Inc. (a)	349,432
10,100	Momenta Pharmaceuticals, Inc. (a)	147,157
13,300	Pharmacyclics, Inc. (a)	857,850
7,700	Progenics Pharmaceuticals, Inc. (a)	22,099
1,700	Raptor Pharmaceutical Corp. (a)	9,452

		3,914,846

	Health Care Equipment & Supplies — 3.0%
17,450	Cantel Medical Corp.	472,546
16,600	Greatbatch, Inc. (a)	403,878
8,400	Insulet Corp. (a)	181,272
9,400	Invacare Corp.	132,916
6,100	NuVasive, Inc. (a)	139,751
6,000	Orthofix International N.V., (Netherlands) (a)	268,500
3,800	PhotoMedex, Inc. (a)	53,428
35,700	RTI Biologics, Inc. (a)	148,869
3,200	Sirona Dental Systems, Inc. (a)	182,272

		1,983,432

	Health Care Providers & Services — 3.6%
3,500	Acadia Healthcare Co., Inc. (a) (m)	83,475
1,870	Almost Family, Inc. (a)	39,794
20,713	AmSurg Corp. (a)	587,835
15,200	Five Star Quality Care, Inc. (a)	77,672
33,600	Metropolitan Health Networks, Inc. (a)	313,824
5,900	Molina Healthcare, Inc. (a)	148,385
3,700	Owens & Minor, Inc.	110,556
28,300	Select Medical Holdings Corp. (a)	317,809
38,600	Skilled Healthcare Group, Inc., Class A (a)	248,198
18,000	Sun Healthcare Group, Inc. (a)	152,370
2,900	Triple-S Management Corp., Class B (a)	60,610
5,500	WellCare Health Plans, Inc. (a)	311,025

		2,451,553

	Health Care Technology — 0.8%
2,900	Computer Programs & Systems, Inc.	161,095
22,000	MedAssets, Inc. (a)	391,600

		552,695

	Life Sciences Tools & Services — 0.1%
7,000	Cambrex Corp. (a)	82,110

	Pharmaceuticals — 1.1%
9,700	Impax Laboratories, Inc. (a)	251,812
3,700	Jazz Pharmaceuticals plc, (Ireland) (a)	210,937
3,800	Par Pharmaceutical Cos., Inc. (a)	189,924
2,400	ViroPharma, Inc. (a)	72,528

		725,201

	Total Health Care	9,709,837

	Industrials — 15.6%
	Aerospace & Defense — 2.1%
1,750	Ceradyne, Inc.	42,753
1,100	Curtiss-Wright Corp.	35,970
4,600	Esterline Technologies Corp. (a)	258,244
35,700	GenCorp, Inc. (a)	338,793
6,400	LMI Aerospace, Inc. (a)	130,816
6,402	Sypris Solutions, Inc.	45,710
9,100	Triumph Group, Inc.	569,023

		1,421,309

	Air Freight & Logistics — 0.6%
6,900	Atlas Air Worldwide Holdings, Inc. (a)	356,247
3,100	Park-Ohio Holdings Corp. (a)	67,177

		423,424

	Airlines — 1.4%
15,600	Alaska Air Group, Inc. (a)	546,936
22,700	Republic Airways Holdings, Inc. (a)	105,101
10,300	Spirit Airlines, Inc. (a)	175,924
9,700	U.S. Airways Group, Inc. (a)	101,462

		929,423

	Building Products — 0.0% (g)
975	Gibraltar Industries, Inc. (a)	12,500

	Commercial Services & Supplies — 3.6%
2,000	Asset Acceptance Capital Corp. (a)	14,920
2,900	Ceco Environmental Corp.	28,333
71,300	Cenveo, Inc. (a)	163,277
1,100	Courier Corp.	13,442
23,050	Deluxe Corp.	704,408

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Commercial Services & Supplies — Continued
16,600	Encore Capital Group, Inc. (a)	469,116
2,200	Herman Miller, Inc.	42,768
4,455	Kimball International, Inc., Class B	54,440
9,800	Knoll, Inc.	136,710
4,800	Performant Financial Corp. (a)	51,216
2,100	Portfolio Recovery Associates, Inc. (a)	219,303
19,400	Quad/Graphics, Inc.	329,024
1,500	Team, Inc. (a)	47,775
1,000	UniFirst Corp.	66,790
3,300	United Stationers, Inc.	85,866

		2,427,388

	Construction & Engineering — 0.7%
2,200	Argan, Inc.	38,390
9,175	EMCOR Group, Inc.	261,854
4,700	MasTec, Inc. (a)	92,590
2,100	Michael Baker Corp. (a)	50,106

		442,940

	Electrical Equipment — 1.7%
5,100	Acuity Brands, Inc.	322,779
5,900	EnerSys, Inc. (a)	208,211
5,000	Generac Holdings, Inc.	114,450
7,300	Regal-Beloit Corp.	514,504

		1,159,944

	Industrial Conglomerates — 0.1%
800	Standex International Corp.	35,560

	Machinery — 3.4%
10,000	Actuant Corp., Class A	286,200
4,800	Barnes Group, Inc.	120,048
4,000	Columbus McKinnon Corp. (a)	60,440
11,400	EnPro Industries, Inc. (a)	410,514
12,900	Federal Signal Corp. (a)	81,528
700	FreightCar America, Inc.	12,453
5,400	Kadant, Inc. (a)	125,226
4,400	LB Foster Co., Class A	142,296
8,000	NN, Inc. (a)	67,920
900	Proto Labs, Inc. (a)	30,438
2,166	Robbins & Myers, Inc.	129,094
7,900	Trimas Corp. (a)	190,469
7,350	Wabtec Corp.	590,131
1,000	Watts Water Technologies, Inc., Class A	37,830

		2,284,587

	Professional Services — 0.1%
1,600	GP Strategies Corp. (a)	30,912
1,700	Kelly Services, Inc., Class A	21,420
800	RPX Corp. (a)	8,968
1,100	VSE Corp.	26,939

		88,239

	Road & Rail — 0.7%
2,100	Avis Budget Group, Inc. (a)	32,298
7,900	Celadon Group, Inc.	126,953
18,100	Quality Distribution, Inc. (a)	167,425
12,700	Swift Transportation Co. (a)	109,474
900	Universal Truckload Services, Inc.	14,373

		450,523

	Trading Companies & Distributors — 1.0%
6,775	Applied Industrial Technologies, Inc.	280,688
2,700	Beacon Roofing Supply, Inc. (a)	76,950
3,400	MRC Global, Inc. (a)	83,606
8,600	SeaCube Container Leasing Ltd.	161,250
2,700	United Rentals, Inc. (a)	88,317

		690,811

	Transportation Infrastructure — 0.2%
10,800	Wesco Aircraft Holdings, Inc. (a)	147,528

	Total Industrials	10,514,176

	Information Technology — 14.7%
	Communications Equipment — 1.4%
19,782	Arris Group, Inc. (a)	253,012
11,800	Aviat Networks, Inc. (a)	28,084
5,950	Black Box Corp.	151,784
5,400	CalAmp Corp. (a)	44,334
3,300	Comtech Telecommunications Corp.	91,212
1,800	NETGEAR, Inc. (a)	68,652
1,800	Oplink Communications, Inc. (a)	29,772
800	Palo Alto Networks, Inc. (a)	49,256
4,200	Plantronics, Inc.	148,386
7,400	Polycom, Inc. (a)	73,038

		937,530

	Computers & Peripherals — 0.3%
3,800	Fusion-io, Inc. (a)	115,026
2,725	Imation Corp. (a)	15,233
2,500	Synaptics, Inc. (a)	60,050
4,300	Xyratex Ltd., (United Kingdom)	39,560

		229,869

	Electronic Equipment, Instruments & Components — 1.3%
3,300	Audience, Inc. (a)	20,460
1,500	FEI Co.	80,250

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Electronic Equipment, Instruments & Components — Continued
3,900	Insight Enterprises, Inc. (a)	68,172
4,200	Key Tronic Corp. (a)	41,664
2,100	Littelfuse, Inc.	118,734
1,000	Measurement Specialties, Inc. (a)	32,980
5,700	Newport Corp. (a)	63,042
1,600	Plexus Corp. (a)	48,464
7,000	Radisys Corp. (a)	25,200
9,900	SYNNEX Corp. (a)	322,542
5,300	TTM Technologies, Inc. (a)	49,979

		871,487

	Internet Software & Services — 1.1%
8,300	Active Network, Inc. (The) (a)	103,999
2,400	Bazaarvoice, Inc. (a)	36,360
2,100	Demandware, Inc. (a)	66,675
1,500	ExactTarget, Inc. (a)	36,330
1,500	Trulia, Inc. (a)	32,130
86,759	United Online, Inc.	478,910

		754,404

	IT Services — 2.8%
6,600	CACI International, Inc., Class A (a)	341,814
14,125	CSG Systems International, Inc. (a)	317,671
2,975	Gartner, Inc. (a)	137,118
5,700	Global Cash Access Holdings, Inc. (a)	45,885
1,700	ManTech International Corp., Class A	40,800
1,600	MAXIMUS, Inc.	95,552
2,900	TeleTech Holdings, Inc. (a)	49,445
27,100	Unisys Corp. (a)	564,222
4,200	Vantiv, Inc., Class A (a)	90,510
5,702	VeriFone Systems, Inc. (a)	158,801
400	Wright Express Corp. (a)	27,888

		1,869,706

	Semiconductors & Semiconductor Equipment — 3.4%
20,275	Amkor Technology, Inc. (a)	89,210
5,600	Brooks Automation, Inc.	44,968
14,725	Cirrus Logic, Inc. (a)	565,293
17,406	Entegris, Inc. (a)	141,511
9,100	Entropic Communications, Inc. (a)	52,962
7,400	First Solar, Inc. (a)	163,873
54,500	GT Advanced Technologies, Inc. (a)	297,025
4,200	Integrated Silicon Solution, Inc. (a)	38,892
7,300	Intermolecular, Inc. (a)	51,830
10,100	Lattice Semiconductor Corp. (a)	38,683
1,500	M/A-COM Technology Solutions Holdings, Inc. (a)	19,050
3,175	Micrel, Inc.	33,083
12,400	Peregrine Semiconductor Corp. (a)	210,056
5,700	Photronics, Inc. (a)	30,609
22,900	PMC-Sierra, Inc. (a)	129,156
16,000	Skyworks Solutions, Inc. (a)	377,040

		2,283,241

	Software — 4.4%
11,484	Actuate Corp. (a)	80,733
20,650	Aspen Technology, Inc. (a)	533,802
5,600	Ebix, Inc.	132,216
6,600	Eloqua, Inc. (a)	130,350
5,100	Envivio, Inc. (a)	11,220
17,400	Glu Mobile, Inc. (a)	80,562
1,200	Guidewire Software, Inc. (a)	37,260
600	Imperva, Inc. (a)	22,194
2,900	Infoblox, Inc. (a)	67,425
17,014	JDA Software Group, Inc. (a)	540,705
1,500	Manhattan Associates, Inc. (a)	85,905
2,800	Monotype Imaging Holdings, Inc.	43,652
3,200	Netscout Systems, Inc. (a)	81,632
7,340	Parametric Technology Corp. (a)	160,012
4,600	Progress Software Corp. (a)	98,394
800	Proofpoint, Inc. (a)	11,880
1,300	Rovi Corp. (a)	18,863
3,900	SS&C Technologies Holdings, Inc. (a)	98,319
41,300	Take-Two Interactive Software, Inc. (a)	430,759
8,600	TeleNav, Inc. (a)	51,342
3,600	TIBCO Software, Inc. (a)	108,828
4,900	VirnetX Holding Corp. (a)	124,607
3,700	Websense, Inc. (a)	57,905

		3,008,565

	Total Information Technology	9,954,802

	Materials — 5.0%
	Chemicals — 1.7%
700	FutureFuel Corp.	8,477
9,800	Georgia Gulf Corp.	354,956
4,500	H.B. Fuller Co.	138,060
900	Innospec, Inc. (a)	30,528
6,400	Koppers Holdings, Inc.	223,552
11,400	OMNOVA Solutions, Inc. (a)	86,298
9,600	PolyOne Corp.	159,072

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Chemicals — Continued
4,200	TPC Group, Inc. (a)	171,402

		1,172,345

	Construction Materials — 0.3%
29,800	Headwaters, Inc. (a)	196,084

	Containers & Packaging — 0.9%
4,000	Boise, Inc.	35,040
23,200	Graphic Packaging Holding Co. (a)	134,792
5,875	Rock-Tenn Co., Class A	424,058

		593,890

	Metals & Mining — 1.4%
11,600	Coeur d’Alene Mines Corp. (a)	334,428
5,300	Hecla Mining Co.	34,715
14,900	Noranda Aluminum Holding Corp.	99,681
11,100	Revett Minerals, Inc. (a)	39,516
10,000	U.S. Silica Holdings, Inc. (a)	135,600
12,500	Worthington Industries, Inc.	270,750

		914,690

	Paper & Forest Products — 0.7%
11,075	Buckeye Technologies, Inc.	355,064
9,200	Resolute Forest Products, (Canada) (a)	119,600

		474,664

	Total Materials	3,351,673

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.5%
5,200	Consolidated Communications Holdings, Inc.	89,388
400	IDT Corp., Class B	4,108
19,900	Premiere Global Services, Inc. (a)	186,065
24,600	Vonage Holdings Corp. (a)	56,088

	Total Telecommunication Services	335,649

	Utilities — 3.1%
	Electric Utilities — 2.2%
9,425	El Paso Electric Co.	322,806
3,300	Empire District Electric Co. (The)	71,115
5,500	IDACORP, Inc.	237,985
1,900	MGE Energy, Inc.	100,681
22,475	Portland General Electric Co.	607,724
2,325	UNS Energy Corp.	97,325
1,900	Westar Energy, Inc.	56,354

		1,493,990

	Gas Utilities — 0.9%
419	AGL Resources, Inc. (m)	17,141
900	Chesapeake Utilities Corp.	42,624
1,900	Laclede Group, Inc. (The)	81,700
4,600	New Jersey Resources Corp.	210,312
1,400	Northwest Natural Gas Co.	68,936
2,600	Southwest Gas Corp.	114,920
1,700	WGL Holdings, Inc.	68,425

		604,058

	Independent Power Producers & Energy Traders — 0.0% (g)
400	Genie Energy Ltd., Class B	2,868

	Water Utilities — 0.0% (g)
900	Artesian Resources Corp., Class A	20,907

	Total Utilities	2,121,823

	Total Common Stocks (Cost $48,425,728)	64,523,893

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.3%
240,000	U.S. Treasury Note, 0.500%, 11/30/12 (k) (Cost $240,137)	240,150

SHARES
Short-Term Investment — 3.9%
	Investment Company — 3.9%
2,601,112	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $2,601,112)	2,601,112

	Total Investments — 99.8% (Cost $51,266,977)	67,365,155
	Other Assets in Excess of Liabilities — 0.2%	131,729

	NET ASSETS — 100.0%	$67,496,884

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
35	E-mini Russell 2000	12/21/12	$2,920,400	$(48,720)

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	— Amount rounds to less than 0.1%.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of September 30, 2012.
(m)	— All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,784,945
Aggregate gross unrealized depreciation	(2,686,767)

Net unrealized appreciation/depreciation	$16,098,178

Federal income tax cost of investments	$51,266,977

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$67,125,005	$240,150	$—	$67,365,155
Depreciation in Other Financial Instruments
Futures Contracts	$(48,720)	$—	$—	$(48,720)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.9%
	Consumer Discretionary — 16.2%
	Auto Components — 1.2%
35,911	Johnson Controls, Inc.	983,961

	Automobiles — 1.2%
44,100	General Motors Co. (a)	1,003,275

	Hotels, Restaurants & Leisure — 0.9%
6,600	Carnival Corp.	240,504
4,910	Royal Caribbean Cruises Ltd.	148,331
4,402	Yum! Brands, Inc.	292,029

		680,864

	Household Durables — 0.7%
5,410	Lennar Corp., Class A	188,106
280	NVR, Inc. (a)	236,460
5,430	PulteGroup, Inc. (a)	84,165
380	Ryland Group, Inc. (The)	11,400

		520,131

	Internet & Catalog Retail — 1.2%
3,430	Amazon.com, Inc. (a)	872,317
1,970	Expedia, Inc.	113,945

		986,262

	Media — 5.7%
10,720	CBS Corp. (Non-Voting), Class B	389,458
26,030	Comcast Corp., Class A	931,093
2,610	DIRECTV (a)	136,921
3,930	DISH Network Corp., Class A	120,297
5,950	Time Warner Cable, Inc.	565,607
54,665	Time Warner, Inc.	2,477,964

		4,621,340

	Multiline Retail — 1.3%
2,213	Kohl’s Corp.	113,350
1,540	Macy’s, Inc.	57,935
14,290	Target Corp.	906,986

		1,078,271

	Specialty Retail — 2.5%
1,510	AutoZone, Inc. (a)	558,202
14,230	Home Depot, Inc. (The)	859,065
18,650	Lowe’s Cos., Inc.	563,976

		1,981,243

	Textiles, Apparel & Luxury Goods — 1.5%
6,270	Coach, Inc.	351,245
2,030	Lululemon Athletica, Inc., (Canada) (a)	150,098
570	NIKE, Inc., Class B	54,099
3,950	V.F. Corp.	629,472

		1,184,914

	Total Consumer Discretionary	13,040,261

	Consumer Staples — 7.4%
	Beverages — 2.2%
30,530	Coca-Cola Co. (The)	1,158,003
8,770	PepsiCo, Inc.	620,653

		1,778,656

	Food & Staples Retailing — 0.3%
5,400	Walgreen Co.	196,776

	Food Products — 1.9%
2,310	Archer-Daniels-Midland Co.	62,786
8,308	General Mills, Inc.	331,074
8,880	Kraft Foods Group, Inc. (a)	396,492
17,030	Kraft Foods, Inc., Class A	704,190

		1,494,542

	Household Products — 1.8%
1,440	Clorox Co. (The)	103,752
3,280	Colgate-Palmolive Co.	351,682
14,517	Procter & Gamble Co. (The)	1,006,899

		1,462,333

	Tobacco — 1.2%
10,890	Philip Morris International, Inc.	979,446

	Total Consumer Staples	5,911,753

	Energy — 11.4%
	Energy Equipment & Services — 2.8%
1,790	Baker Hughes, Inc.	80,962
2,320	Cameron International Corp. (a)	130,082
7,280	Ensco plc, (United Kingdom), Class A	397,197
5,430	Halliburton Co.	182,937
3,260	National Oilwell Varco, Inc.	261,158
16,348	Schlumberger Ltd.	1,182,451

		2,234,787

	Oil, Gas & Consumable Fuels — 8.6%
6,790	Anadarko Petroleum Corp.	474,757
4,900	Chevron Corp.	571,144
9,760	EOG Resources, Inc.	1,093,608
13,425	Exxon Mobil Corp.	1,227,716
10,810	Kinder Morgan, Inc.	383,971
2,850	Marathon Petroleum Corp.	155,581
22,432	Occidental Petroleum Corp.	1,930,498
9,280	Peabody Energy Corp.	206,851
4,280	Phillips 66	198,464

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
1,550	Pioneer Natural Resources Co.	161,820
1,520	Southwestern Energy Co. (a)	52,866
10,370	Valero Energy Corp.	328,522
5,530	Williams Cos., Inc. (The)	193,384

		6,979,182

	Total Energy	9,213,969

	Financials — 14.0%
	Capital Markets — 3.0%
7,040	Ameriprise Financial, Inc.	399,098
8,846	Goldman Sachs Group, Inc. (The)	1,005,613
18,500	Invesco Ltd.	462,315
9,991	Morgan Stanley	167,249
4,300	State Street Corp.	180,428
13,755	TD Ameritrade Holding Corp.	211,415

		2,426,118

	Commercial Banks — 3.0%
1,430	CIT Group, Inc. (a)	56,328
3,330	Huntington Bancshares, Inc.	22,977
2,190	PNC Financial Services Group, Inc.	138,189
2,390	SunTrust Banks, Inc.	67,565
62,583	Wells Fargo & Co.	2,160,991

		2,446,050

	Consumer Finance — 0.8%
7,330	American Express Co.	416,784
3,730	Capital One Financial Corp.	212,647

		629,431

	Diversified Financial Services — 3.9%
105,649	Bank of America Corp.	932,881
22,314	Citigroup, Inc.	730,114
22,168	CME Group, Inc.	1,270,226
1,590	IntercontinentalExchange, Inc. (a)	212,122

		3,145,343

	Insurance — 3.1%
12,058	ACE Ltd., (Switzerland)	911,585
4,340	Axis Capital Holdings Ltd., (Bermuda)	151,553
340	Everest Re Group Ltd., (Bermuda)	36,366
3,430	Hartford Financial Services Group, Inc.	66,679
26,870	MetLife, Inc.	925,940
7,674	Prudential Financial, Inc.	418,310

		2,510,433

	Real Estate Investment Trusts (REITs) — 0.2%
2,120	American Tower Corp.	151,347

	Total Financials	11,308,722

	Health Care — 13.4%
	Biotechnology — 2.5%
6,720	Biogen Idec, Inc. (a)	1,002,826
5,729	Celgene Corp. (a)	437,695
2,920	Onyx Pharmaceuticals, Inc. (a)	246,740
5,600	Vertex Pharmaceuticals, Inc. (a)	313,320

		2,000,581

	Health Care Equipment & Supplies — 2.1%
2,610	Baxter International, Inc.	157,279
14,030	CareFusion Corp. (a)	398,312
18,486	Covidien plc, (Ireland)	1,098,438

		1,654,029

	Health Care Providers & Services — 2.6%
10,090	AmerisourceBergen Corp.	390,584
6,690	Cardinal Health, Inc.	260,709
5,690	Humana, Inc.	399,153
19,570	UnitedHealth Group, Inc.	1,084,374

		2,134,820

	Pharmaceuticals — 6.2%
9,210	Abbott Laboratories	631,438
1,000	Allergan, Inc.	91,580
12,240	Johnson & Johnson	843,458
49,102	Merck & Co., Inc.	2,214,500
2,970	Mylan, Inc. (a)	72,468
45,142	Pfizer, Inc.	1,121,779

		4,975,223

	Total Health Care	10,764,653

	Industrials — 9.7%
	Aerospace & Defense — 3.1%
16,350	Honeywell International, Inc.	976,913
19,805	United Technologies Corp.	1,550,533

		2,527,446

	Building Products — 0.3%
17,710	Masco Corp.	266,536

	Commercial Services & Supplies — 1.1%
15,370	Tyco International Ltd., (Switzerland)	864,716

	Construction & Engineering — 0.5%
6,870	Fluor Corp.	386,644

	Electrical Equipment — 1.3%
21,038	Emerson Electric Co.	1,015,504

	Industrial Conglomerates — 0.1%
5,320	General Electric Co.	120,817

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Machinery — 1.1%
15,393	PACCAR, Inc.	616,105
3,640	SPX Corp.	238,092

		854,197

	Road & Rail — 1.8%
56,230	CSX Corp.	1,166,772
2,730	Union Pacific Corp.	324,051

		1,490,823

	Trading Companies & Distributors — 0.4%
1,510	W.W. Grainger, Inc.	314,639

	Total Industrials	7,841,322

	Information Technology — 19.6%
	Communications Equipment — 2.5%
52,783	Cisco Systems, Inc.	1,007,628
9,240	Juniper Networks, Inc. (a)	158,096
13,304	QUALCOMM, Inc.	831,367

		1,997,091

	Computers & Peripherals — 6.2%
6,618	Apple, Inc.	4,415,927
4,520	EMC Corp. (a)	123,260
16,370	Hewlett-Packard Co.	279,272
3,020	NetApp, Inc. (a)	99,298
970	SanDisk Corp. (a)	42,127

		4,959,884

	Internet Software & Services — 2.1%
2,062	Google, Inc., Class A (a)	1,555,779
990	LinkedIn Corp., Class A (a)	119,196

		1,674,975

	IT Services — 1.3%
4,910	Cognizant Technology Solutions Corp., Class A (a)	343,307
1,540	Genpact Ltd.	25,687
390	MasterCard, Inc., Class A	176,077
4,010	Visa, Inc., Class A	538,463

		1,083,534

	Semiconductors & Semiconductor Equipment — 2.9%
15,680	Altera Corp.	532,885
15,210	Broadcom Corp., Class A (a)	525,962
8,620	Freescale Semiconductor Ltd. (a)	81,976
803	KLA-Tencor Corp.	38,307
20,560	Lam Research Corp. (a)	653,500
11,730	Marvell Technology Group Ltd., (Bermuda)	107,329
2,000	Maxim Integrated Products, Inc.	53,240
12,480	Texas Instruments, Inc.	343,824

		2,337,023

	Software — 4.6%
8,050	Adobe Systems, Inc. (a)	261,303
1,710	Citrix Systems, Inc. (a)	130,935
67,203	Microsoft Corp.	2,001,305
41,340	Oracle Corp.	1,301,797
18,670	Zynga, Inc., Class A (a)	53,023

		3,748,363

	Total Information Technology	15,800,870

	Materials — 3.0%
	Chemicals — 1.8%
10,760	Air Products & Chemicals, Inc.	889,852
1,840	Dow Chemical Co. (The)	53,286
7,760	E.I. du Pont de Nemours & Co.	390,095
3,334	Georgia Gulf Corp.	120,758

		1,453,991

	Containers & Packaging — 0.1%
3,130	Crown Holdings, Inc. (a)	115,027

	Metals & Mining — 1.1%
19,930	Alcoa, Inc.	176,381
15,430	Freeport-McMoRan Copper & Gold, Inc.	610,719
2,430	Walter Energy, Inc.	78,878

		865,978

	Total Materials	2,434,996

	Telecommunication Services — 2.2%
	Diversified Telecommunication Services — 2.2%
19,990	AT&T, Inc.	753,623
22,843	Verizon Communications, Inc.	1,040,956

	Total Telecommunication Services	1,794,579

	Utilities — 2.0%
	Electric Utilities — 1.1%
4,860	American Electric Power Co., Inc.	213,548
7,820	NextEra Energy, Inc.	549,981
4,950	NV Energy, Inc.	89,150

		852,679

	Gas Utilities — 0.0% (g)
830	AGL Resources, Inc.	33,955

	Multi-Utilities — 0.9%
6,410	NiSource, Inc.	163,327
6,300	PG&E Corp.	268,821

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Multi-Utilities — Continued
3,830	Sempra Energy	246,996

		679,144

	Total Utilities	1,565,778

	Total Common Stocks (Cost $69,784,195)	79,676,903

Short-Term Investment — 1.1%
	Investment Company — 1.1%
918,299	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.120% (b) (l) (m) (Cost $918,299)	918,299

	Total Investments — 100.0% (Cost $70,702,494)	80,595,202
	Other Assets in Excess of Liabilities — 0.0% (g)	51,117

	NET ASSETS — 100.0%	$80,646,319

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	E-mini S&P 500	12/21/12	$358,550	$1,165

Short Positions

SHARES	SECURITY DESCRIPTION	VALUE
(11,381)	Mondelez International, Inc. (w) †
	(Proceeds $296,697)	$(302,165)

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(w)	—	When-issued security.
†	—	Short position is the result of the sale of a when issued security from a pending corporate action on Kraft Foods, Inc.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,135,359
Aggregate gross unrealized depreciation	(1,242,651)

Net unrealized appreciation/depreciation	$9,892,708

Federal income tax cost of investments	$70,702,494

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$80,595,202	$—	$—	$80,595,202
Total Liabilities (a)	$(302,165)	$—	$—	$(302,165)
Appreciation in Other Financial Instruments
Futures Contracts	$1,165	$—	$—	$1,165

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 29, 2012

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
November 29, 2012